UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, Des Moines, IA 50392-2080
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2010
Date of reporting period:	August 31, 2010

ITEM 1 – REPORT TO STOCKHOLDERS

Institutional, J & R Share Classes

Annual Report

August 31, 2010

Table of Contents

Market Highlights	1
Important Fund Information	3
Bond Market Index Fund	4
International Equity Index Fund	5
Preferred Securities Fund	6
Glossary	7
Financial Statements	9
Notes to Financial Statements	18
Schedules of Investments	30
Financial Highlights	64
Report of Registered Independent Public Accounting Firm	68
Shareholder Expense Example	69
Supplemental Information	70

Market Highlights

The stock market rally that began in March 2009 continued into 2010, then lost steam at the end of April. Mounting investor concerns on a number of fronts led to heightened risk aversion and increased market volatility, which prevailed throughout the remainder of the 1-year period ending August 31, 2010. Despite the slumping markets and worried investors, the broad equity and fixed income markets ended the period in positive territory.

On the international front, investor concerns included economic stability in the euro zone and slowing growth in China. The euro zone troubles, which started with the revelation of Greece’s staggering deficit and debt load, broadened as it became apparent other countries (such as Spain and Portugal) faced similar issues. Markets reacted negatively to the exposure of European banks to the sovereign and corporate debt of these countries, despite the nearly $1 trillion bailout plan put in effect by the European Union and International Monetary Fund. However, in August investors were somewhat calmed by good news, when it was reported the euro zone economy grew at an annualized 3.9% in the second quarter of 2010.1 In China, the government’s decision to reign in real estate growth weighed on international investors, as did new data indicating a slowdown in China’s pace of economic growth.2

Fears of a double-dip U.S. recession grew during the second half of the period as negative economic data pointed to a weakening U.S. economy:

*	Employers continued their reluctance to add staff, and the unemployment rate ended the period at 9.6%.[3]

*	Gross Domestic Product for the second quarter of 2010 was up only 1.6% versus the 3.7%
gain posted in the first quarter, as inventories decreased and imports grew faster than exports.[4]

*    Housing market data was weak during the period. Following expiration of the home buyer tax credit in April 2010, new-home sales fell in May to a seasonally adjusted, annual rate of

      300,000 (the lowest number since the government began tracking the figure in 1963).5 By July they had dropped even further, to 276,000 - 12.4% below June 2010 and 32.4% below

      July 2009.

Following its August 2010 meeting, the Federal Reserve acknowledged that the “…pace of recovery in output and employment has slowed in recent months ….”6 and confirmed its intention to keep its extremely accommodative monetary policy in place for an extended period. The Fed also announced it would maintain its securities holdings at their current level by reinvesting principal and interest payments received from its mortgage holdings into longer-term U.S. Treasuries.

1	“Germany Propels Growth in Euro Zone,” Wall Street Journal, 8/14/2010
2	The Conference Board Leading Economic Index® (LEI) for China, measuring economic activity, increased 0.3% in April following increases of 1.2% in March and 0.4% in February.
3	U.S. Bureau of Labor Statistics: Employment Situation Summary 9/3/2010 (www.bls.gov)
4	Bureau of Economic Analysis, US Dept of Commerce (www.bea.gov)
5	National Association of Home Builders (www.nahb.com)
6	Federal Reserve press release dated August 10, 2010 (www.federalreserve.gov)

For the 1-year period ending August 31, 2010, the broad U.S. equity market posted a return of 5.6%, as measured by the Russell 3000 Index. Within this index, the consumer discretionary and telecom sectors posted the strongest gains. The financial sector generated the only negative sector return as investors grappled with the changing landscape of regulatory reform and how it might impact the capital structure and growth opportunities for the industry. Growth stocks outperformed value in the large- and small-cap segments; in mid-caps, value stocks outpaced growth. From a market-cap perspective, mid-caps outperformed both large- and small-cap stocks.7

Internationally, developed markets - with a return of -2.3%8 for the 1-year period - considerably lagged emerging markets (which delivered 18.0%8). The weak performance by developed markets reflected in part the precarious financial situation in the euro zone peripheral countries. Emerging markets’ strong performance was supported by much stronger growth within emerging economies.

In fixed income, riskier asset classes performed best during the 1-year period. Commercial mortgage-backed securities led the investment-grade universe by outpacing duration-adjusted U.S. Treasuries by 16.4%.9 High-yield bonds also performed well, advancing 21.5% (14.3% ahead of duration-adjusted Treasuries).10 The yield curve flattened as the yield differential between 2- and 10-year Treasuries fell from 2.43% at the start of the period to 2.00% as of August 31, 2010.11 Treasury yields fell during the period for several primary reasons:

* The tenuous macroeconomic environment in the second half of the period led to risk aversion.

* The Fed's announcement during the period that it would reinvest prepayments received on its massive mortgage-backed securities portfolio into longer-term Treasuries fueled a belief among investors that Treasury prices could rise further.

* With money market yields hovering around 0.0%, many money market investors seeking higher returns - but who also had been hesitant to move into equities - moved out of money markets into bonds.12

7	Russell family of indexes
8	Developed international markets: MSCI EAFE Index; emerging international markets: MSCI EM Index
9	As measured by components of Barclays Capital Aggregate Bond Index
10	As measured by components of Barclays Capital High Yield Index
11	Source: FactSet (U.S. Constant Maturity Treasury Yields)
12	On the Other Hand: Economic Insights, August 2010 edition, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is a managing director and chief global economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.

Important Fund Information

The following information applies to all funds shown in this annual report:

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each fund, the illustration is based on performance of the share classes indicated.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

See glossary on page 7 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown.
Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Returns for the benchmark indices assume reinvestment of all dividends and distributions. Indices are unmanaged,and individuals cannot invest directly in a index.

What contributed to or detracted from fund performance during the fiscal year?

Security selection within the mortgage pass-through sector contributed the most to positive performance. The allocation to the corporate utility sector added value as well. Also, security selection within the AAA-rated commercial mortgage-backed securities sector benefited performance. The transaction costs of implementing the fund’s investment strategy detracted the most from performance. Sector allocation was the next-biggest detractor, which was primarily due to the fund’s composition on the first business day of 2010; as this fund was incepted on December 30, 2009, it was comprised solely of U.S. Treasuries on January 4, 2010. Security selection within the corporate utilities sector, and to a lesser extent within the industrial sector, also detracted from performance.

Were there any changes to the fund’s composition during the fiscal year?

The fund, which was incepted on December 30, 2009, was initially comprised of U.S. Treasuries for a brief period while trades were underway to invest the portfolio in securities that attempt to match the characteristics of the Barclays Capital Aggregate Bond Index.

What contributed to or detracted from fund performance during the fiscal year?

During the 8-month period ending August 31, 2010 (the Principal International Equity Index Fund was incepted on December 30, 2009), the fund performed in line with the MSCI EAFE Index. The consumer staples sector provided the lone positive return for the period. Nine of the 10 economic sectors in the index posted negative returns during the period, with the energy and materials sectors recording the largest negative returns.

Were there any changes to the fund’s composition during the fiscal year?

No material changes occurred in the fund’s structure.

What contributed to or detracted from fund performance during the fiscal year?

During the 12-month period, the most significant development in preferred securities in over a decade came from the Dodd-Frank Bill. This financial reform legislation defined the 5-year phase-out period for U.S. bank trust preferred securities demanded by the Collins Amendment. This law imposes a virtual “legislated maturity” to the U.S. bank trust preferred market and a commensurate intermediate investment horizon on the sector. Capital One, Countrywide and Suntrust Capital were the standout performers. Also, continued fundamental repair of the global financial system, earnings improvements, ratings improvements, liability management tenders and a unique technical backdrop all were supportive to the preferred securities market over the 12-month period. This helped the institutional capital securities sector and the retail $25 par sector provide a balanced contribution to performance during the period. Additionally, Moody’s announced revised equity credits for hybrids, which took back the equity content. The insurance hybrid sector in particular benefited from this, because the lower equity credit increased call expectations of discount paper. MetLife, Prudential Financial and Protective Life were among the strongest contributors in the insurance sector. The credit market and equity rallies calmed into a general “complacency bubble” during the first quarter of 2010, setting a backdrop for a correction. The foreign sector of both the $25 par market and the capital securities market contributed the most to the overall correction in the second quarter of 2010. Also, sovereign risks of the European Union came into focus during the period, with particular attention paid to the fiscal challenges in Greece. A package equivalent to $1 trillion of support shell-shocked the markets by its enormity, sparking a sell-off. May 2010 represented the first correction in preferred securities since March 2009. The largest detractors from performance were Santander Bank, Deutsche Bank and Societe’ Generale. Additionally, many hedge funds sold specific insurance names while the dealer community was reducing risk as well, in advance of what was expected to be an active and risky hurricane season. The largest detractors from performance were the capital securities of XL Capital, Swiss Re and AXA Insurance.

Were there any changes to the fund’s composition during the fiscal year?

No material changes occurred in the fund’s structure.

Glossary

Barclays Capital Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Morgan Stanley Capital International (MSCI) – EAFE Index NDTR D:

Is listed for foreign stock funds (EAFE refers to Europe, Australia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE index is an aggregate of 21 individual country indexes.

Morningstar Foreign Large Blend Category Average:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically intergrated markets (such as Europe or Asia ex-Japan). The blend style is assigned to porfolios where neither growth not value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks

Morningstar Intermediate-Term Bond Category Average:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Preferreds Blended Index:

It is composed of 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I

Capital Securities Index

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STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2010

	Bond Market	Diversified Real
Amounts in thousands, except per share amounts	Index Fund	Asset Fund
Investment in securities--at cost	$ 577,372	$ 180,522
Assets
Investment in securities--at value	$ 596,606	$ 182,374
Cash	10	4,091
Receivables:
Dividends and interest	3,917	242
Expense reimbursement from Manager	–	22
Expense reimbursement from Underwriter	2	–
Fund shares sold	631	208
Investment securities sold	10,396	753
Total Assets	611,562	187,690
Liabilities
Accrued management and investment advisory fees	121	134
Accrued administrative service fees	2	–
Accrued distribution fees	14	3
Accrued service fees	5	–
Accrued transfer agent fees	19	2
Accrued other expenses	42	14
Payables:
Fund shares redeemed	2,589	–
Investment securities purchased	26,105	2,774
Variation margin on futures contracts	–	8
Total Liabilities	28,897	2,935
Net Assets Applicable to Outstanding Shares	$ 582,665	$ 184,755
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 568,729	$ 182,320
Accumulated undistributed (overdistributed) net investment income (loss)	6,205	608
Accumulated undistributed (overdistributed) net realized gain (loss)	(11,503)	(19)
Net unrealized appreciation (depreciation) of investments	19,234	1,846
Total Net Assets	$ 582,665	$ 184,755
Capital Stock (par value: $.01 a share):
Shares authorized	385,000	350,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 9,577
Shares Issued and Outstanding		946
Net Asset Value per share		$ 10.12
Maximum Offering Price		$ 10.51
Class C: Net Assets	N/A	$ 1,364
Shares Issued and Outstanding		135
Net Asset Value per share		$ 10.10(a)
Class J: Net Assets	$ 29,318	N/A
Shares Issued and Outstanding	2,754
Net Asset Value per share	$ 10.65 (a)
Institutional: Net Assets	$ 530,223	$ 173,814
Shares Issued and Outstanding	49,503	17,146
Net Asset Value per share	$ 10.71	$ 10.14
R-1: Net Assets	$ 2,133	N/A
Shares Issued and Outstanding	200
Net Asset Value per share	$ 10.65
R-2: Net Assets	$ 3,814	N/A
Shares Issued and Outstanding	358
Net Asset Value per share	$ 10.66
R-3: Net Assets	$ 5,206	N/A
Shares Issued and Outstanding	488
Net Asset Value per share	$ 10.67
R-4: Net Assets	$ 2,675	N/A
Shares Issued and Outstanding	250
Net Asset Value per share	$ 10.68
R-5: Net Assets	$ 9,296	N/A
Shares Issued and Outstanding	869
Net Asset Value per share	$ 10.69

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

9

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2010

	International	Preferred
Amounts in thousands, except per share amounts	Equity Index Fund	Securities Fund
Investment in securities--at cost	$ 357,205	$ 2,349,273
Foreign currency--at cost	$ 89	$ –
Assets
Investment in securities--at value	$ 345,560	$ 2,735,065
Foreign currency--at value	89	–
Cash	387	98
Receivables:
Dividends and interest	863	26,581
Expense reimbursement from Underwriter	–	2
Fund shares sold	154	43,700
Investment securities sold	35	427
Variation margin on futures contracts	21	–
Prepaid expenses	–	12
Total Assets	347,109	2,805,885
Liabilities
Accrued management and investment advisory fees	84	1,626
Accrued administrative service fees	–	1
Accrued distribution fees	–	658
Accrued service fees	1	1
Accrued transfer agent fees	1	222
Accrued directors' expenses	–	13
Accrued other expenses	63	–
Payables:
Dividends payable	–	11,710
Fund shares redeemed	489	5,500
Investment securities purchased	518	7,062
Total Liabilities	1,156	26,793
Net Assets Applicable to Outstanding Shares	$ 345,953	$ 2,779,092
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 355,480	$ 2,553,430
Accumulated undistributed (overdistributed) net investment income (loss)	3,565	68
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,580)	(160,198)
Net unrealized appreciation (depreciation) of investments	(11,502)	385,792
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(10)	–
Total Net Assets	$ 345,953	$ 2,779,092
Capital Stock (par value: $.01 a share):
Shares authorized	380,000	555,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	$ 874,721
Shares Issued and Outstanding		88,730
Net Asset Value per share		$ 9.86
Maximum Offering Price		$ 10.24
Class C: Net Assets	N/A	$ 576,857
Shares Issued and Outstanding		58,543
Net Asset Value per share		$ 9.85(a)
Class J: Net Assets	N/A	$ 27,450
Shares Issued and Outstanding		2,830
Net Asset Value per share		$ 9.70(a)
Institutional: Net Assets	$ 343,101	$ 1,292,939
Shares Issued and Outstanding	37,684	131,688
Net Asset Value per share	$ 9.10	$ 9.82
R-1: Net Assets	$ 9	$ 1,458
Shares Issued and Outstanding	1	149
Net Asset Value per share	$ 9.05	$ 9.79
R-2: Net Assets	$ 47	$ 919
Shares Issued and Outstanding	5	94
Net Asset Value per share	$ 9.05	$ 9.75
R-3: Net Assets	$ 55	$ 1,962
Shares Issued and Outstanding	6	201
Net Asset Value per share	$ 9.07	$ 9.78
R-4: Net Assets	$ 1,089	$ 2,130
Shares Issued and Outstanding	120	218
Net Asset Value per share	$ 9.08	$ 9.77
R-5: Net Assets	$ 1,652	$ 656
Shares Issued and Outstanding	182	67
Net Asset Value per share	$ 9.08	$ 9.79

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Periods Ended August 31, 2010

	Bond Market Index	Diversified Real
Amounts in thousands	Fund(a)	Asset Fund(b)
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 1,079
Withholding tax	–	(4)
Interest	6,292	574
Total Income	6,292	1,649
Expenses:
Management and investment advisory fees	563	684
Distribution fees - Class A	N/A	5
Distribution fees - Class C	N/A	3
Distribution fees - Class J	37	N/A
Distribution fees - R-1	2	N/A
Distribution fees - R-2	3	N/A
Distribution fees - R-3	4	N/A
Distribution fees - R-4	1	N/A
Administrative service fees - R-1	2	N/A
Administrative service fees - R-2	2	N/A
Administrative service fees - R-3	1	N/A
Registration fees - Class A	N/A	32
Registration fees - Class C	N/A	24
Registration fees - Class J	24	N/A
Registration fees - Institutional	–	26
Service fees - R-1	1	N/A
Service fees - R-2	3	N/A
Service fees - R-3	4	N/A
Service fees - R-4	2	N/A
Service fees - R-5	7	N/A
Shareholder reports - Class J	6	N/A
Transfer agent fees - Class A	N/A	4
Transfer agent fees - Class C	N/A	2
Transfer agent fees - Class J	25	N/A
Transfer agent fees - Institutional	–	1
Custodian fees	10	3
Directors' expenses	2	–
Professional fees	2	7
Other expenses	3	–
Total Gross Expenses	704	791
Less: Reimbursement from Manager - Class A	N/A	32
Less: Reimbursement from Manager - Class C	N/A	26
Less: Reimbursement from Underwriter - Class J	6	N/A
Total Net Expenses	698	733
Net Investment Income (Loss)	5,594	916

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	2,312	(60)
Foreign currency transactions	–	(28)
Futures contracts	–	41
Short sales	(6)	–
Change in unrealized appreciation/depreciation of:
Investments	18,628	1,852
Futures contracts	–	(6)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	20,934	1,799
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 26,528	$ 2,715

(a)	Period from December 30, 2009, date operations commenced, through August 31, 2010.
(b)	Period from March 16, 2010, date operations commenced, through August 31, 2010.

See accompanying notes.

11

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Periods Ended August 31, 2010 (except as noted)

	International Equity	Preferred	Preferred
Amounts in thousands	Index Fund(a)	Securities Fund(b)	Securities Fund(c)
Net Investment Income (Loss)
Income:
Dividends	$ 4,557	$ 105,561	$ 104,467
Withholding tax	(540)	–	–
Interest	10	51,571	49,217
Total Income	4,027	157,132	153,684
Expenses:
Management and investment advisory fees	327	14,749	12,226
Distribution fees - Class A	N/A	1,489	996
Distribution fees - Class C	N/A	4,118	2,498
Distribution fees - Class J	N/A	91	76
Distribution fees - R-1	–	4	3
Distribution fees - R-2	–	3	2
Distribution fees - R-3	–	3	4
Distribution fees - R-4	1	2	2
Administrative service fees - R-1	–	3	2
Administrative service fees - R-2	–	2	2
Administrative service fees - R-3	–	2	2
Administrative service fees - R-4	–	2	2
Administrative service fees - R-5	–	–	1
Registration fees - Class A	N/A	48	55
Registration fees - Class C	N/A	35	29
Registration fees - Class J	N/A	14	15
Registration fees - Institutional	14	85	20
Service fees - R-1	–	3	2
Service fees - R-2	–	2	2
Service fees - R-3	–	3	2
Service fees - R-4	1	3	3
Service fees - R-5	1	1	1
Shareholder reports - Class A	N/A	44	140
Shareholder reports - Class C	N/A	13	77
Shareholder reports - Class J	N/A	5	3
Shareholder reports - Institutional	–	27	5
Transfer agent fees - Class A	N/A	674	388
Transfer agent fees - Class C	N/A	437	253
Transfer agent fees - Class J	N/A	49	45
Transfer agent fees - Institutional	2	164	70
Custodian fees	143	9	11
Directors' expenses	–	40	34
Professional fees	8	14	8
Other expenses	2	46	28
Total Gross Expenses	499	22,184	17,007
Less: Reimbursement from Manager - Class A	N/A	168	498
Less: Reimbursement from Manager - Class C	N/A	102	304
Less: Reimbursement from Manager - Institutional	37	–	–
Less: Reimbursement from Manager - R-5	1	–	–
Less: Reimbursement from Underwriter - Class J	N/A	12	8
Total Net Expenses	461	21,902	16,197
Net Investment Income (Loss)	3,566	135,230	137,487

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(1,265)	46,792	(62,021)
Foreign currency transactions	(1)	–	–
Futures contracts	(315)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(11,645)	213,281	611,107
Futures contracts	143	–	–
Translation of assets and liabilities in foreign currencies	(10)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	(13,093)	260,073	549,086
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (9,527)	$ 395,303	$ 686,573

(a)	Period from December 30, 2009, date operations commenced, through August 31, 2010.
(b)	Period from November 1, 2009 through August 31, 2010. Effective in 2010, Preferred Securities Fund’s fiscal year end was changed from October 31 to August 31.
(c)	Year ended October 31, 2009.

See accompanying notes.

12

			STATEMENT OF CHANGES IN NET ASSETS
				PRINCIPAL FUNDS, INC.

								Bond Market
Amounts in thousands								Index Fund
								Period Ended
								August 31, 2010(a)
Operations
Net investment income (loss)								$ 5,594
Net realized gain (loss) on investments, futures, and foreign currency transactions								2,306
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies								18,628
		Net Increase (Decrease) in Net Assets Resulting from Operations						26,528

Capital Share Transactions
Net increase (decrease) in capital share transactions								556,136
Redemption fees - Class J								1
				Total increase (decrease) in net assets				582,665

Net Assets
Beginning of period
End of period (including undistributed net investment income as set forth below)								$ 582,665
Undistributed (overdistributed) net investment income (loss)								$ 6,205

	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended August 31, 2010(a)
Dollars:
Sold	$ 2,471	$ 538,051	$ 364	$ 575	$ 343	$ 633	$ 6,689
Issued in acquisitions	27,321	235	1,734	3,446	5,515	1,997	4,532
Redeemed	(1,518)	(32,641)	(38)	(343)	(854)	(46)	(2,330)
Net Increase (Decrease)	$ 28,274	$ 505,645	$ 2,060	$ 3,678	$ 5,004	$ 2,584	$ 8,891
Shares:
Sold	238	52,643	35	55	33	60	647
Issued in acquisitions	2,662	23	169	336	537	194	441
Redeemed	(146)	(3,163)	(4)	(33)	(82)	(4)	(219)
Net Increase (Decrease)	2,754	49,503	200	358	488	250	869

Distributions:
Period Ended August 31, 2010(a)
From net investment
income	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –

(a)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

13

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

				Diversified Real
Amounts in thousands				Asset Fund
				Period Ended
				August 31, 2010(a)
Operations
Net investment income (loss)				$ 916
Net realized gain (loss) on investments, futures, and foreign currency transactions				(47)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies				1,846
		Net Increase (Decrease) in Net Assets Resulting from Operations		2,715

Dividends and Distributions to Shareholders
From net investment income				(280)
			Total Dividends and Distributions	(280)

Capital Share Transactions
Net increase (decrease) in capital share transactions				182,320
			Total increase (decrease) in net assets	184,755

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$ 184,755
Undistributed (overdistributed) net investment income (loss)				$ 608

	Class A	Class C	Institutional
Capital Share Transactions:
Period Ended August 31, 2010(a)
Dollars:
Sold	$ 9,629 $	1,350	$ 171,171
Reinvested	8	–	272
Redeemed	(110)	–	–
Net Increase (Decrease)	$ 9,527 $	1,350	$ 171,443
Shares:
Sold	956	135	17,118
Reinvested	1	–	28
Redeemed	(11)	–	–
Net Increase (Decrease)	946	135	17,146

Distributions:
Period Ended August 31, 2010(a)
From net investment
income	$ (8) $	–	$ (272)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (8) $	–	$ (272)

(a)	Period from March 16, 2010, date operations commenced, through August 31, 2010.

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

International
Equity Index
Amounts in thousands							Fund
Period Ended
August 31, 2010(a)
Operations
Net investment income (loss)							$ 3,566
Net realized gain (loss) on investments, futures, and foreign currency transactions							(1,581)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies							(11,512)
		Net Increase (Decrease) in Net Assets Resulting from Operations					(9,527)

Capital Share Transactions
Net increase (decrease) in capital share transactions							355,480
				Total increase (decrease) in net assets			345,953

Net Assets
Beginning of period							–
End of period (including undistributed net investment income as set forth below)							$ 345,953
Undistributed (overdistributed) net investment income (loss)							$ 3,565

Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended August 31, 2010(a)
Dollars:
Sold	$ 372,607	$ 10	$ 58	$ 56	$ 1,163	$ 1,701
Redeemed	(19,899)	–	(12)	(1)	(61)	(142)
Net Increase (Decrease)	$ 352,708	$ 10	$ 46	$ 55	$ 1,102	$ 1,559
Shares:
Sold	39,832	1	6	6	127	198
Redeemed	(2,148)	–	(1)	–	(7)	(16)
Net Increase (Decrease)	37,684	1	5	6	120	182

Distributions:
Period Ended August 31, 2010(a)
From net investment income $	–	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –

(a)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Preferred Securities Fund

						Period Ended		Year Ended		Year Ended
						August 31, 2010(a)		October 31, 2009		October 31, 2008
Operations
Net investment income (loss)						$ 135,230		$ 137,487		$ 85,199
Net realized gain (loss) on investments, futures, and foreign currency transactions							46,792		(62,021)	(135,447)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies							213,281		611,107	(402,700)
	Net Increase (Decrease) in Net Assets Resulting from Operations						395,303		686,573	(452,948)

Dividends and Distributions to Shareholders
From net investment income							(136,444)		(137,851)	(84,591)
			Total Dividends and Distributions				(136,444)		(137,851)	(84,591)

Capital Share Transactions
Net increase (decrease) in capital share transactions							108,154		625,983	929,922
Redemption fees - Class A							2		19	6
Redemption fees - Class C							–		5	1
Redemption fees - Class J							2		–	1
			Total increase (decrease) in net assets				367,017	1,174,729		392,391

Net Assets
Beginning of period						2,412,075		1,237,346		844,955
End of period (including undistributed net investment income as set forth below)						$ 2,779,092		$ 2,412,075		$ 1,237,346
Undistributed (overdistributed) net investment income (loss)						$ 68		$ 979		$ 1,294

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended August 31, 2010(a)
Dollars:
Sold	$ 473,054	$ 188,591	$ 7,398	$ 381,542	$ 301	$ 812	$ 492	$ 326	$ 1,565
Reinvested	24,947	10,651	1,282	64,001	68	59	93	114	40
Redeemed	(367,212)	(106,659)	(6,276)	(562,266)	(321)	(1,124)	(458)	(751)	(2,115)
Net Increase (Decrease)	$ 130,789	$ 92,583	$ 2,404	$ (116,723) $	48	$ (253) $	127	$ (311) $	(510)
Shares:
Sold	50,074	20,074	799	40,503	33	87	53	35	167
Reinvested	2,671	1,141	139	6,893	7	6	10	12	4
Redeemed	(39,491)	(11,461)	(684)	(60,441)	(35)	(119)	(50)	(81)	(229)
Net Increase (Decrease)	13,254	9,754	254	(13,045)	5	(26)	13	(34)	(58)
Year Ended October 31, 2009
Dollars:
Sold	$ 545,622	$ 278,167	$ 4,348	$ 282,648	$ 590	$ 557	$ 324	$ 422	$ 1,405
Reinvested	19,513	7,773	1,308	83,074	62	55	118	144	44
Redeemed	(229,958)	(60,686)	(4,159)	(302,429)	(230)	(428)	(751)	(540)	(1,010)
Net Increase (Decrease)	$ 335,177	$ 225,254	$ 1,497	$ 63,293	$ 422	$ 184	$ (309) $	26	$ 439
Shares:
Sold	76,300	38,769	560	40,879	80	75	45	57	172
Reinvested	2,640	1,048	187	11,766	9	8	17	20	6
Redeemed	(32,041)	(8,415)	(615)	(44,442)	(34)	(64)	(103)	(83)	(127)
Net Increase (Decrease)	46,899	31,402	132	8,203	55	19	(41)	(6)	51
Year Ended October 31, 2008
Dollars:
Sold	$ 307,835	$ 152,027	$ 7,560	$ 620,116	$ 794	$ 686	$ 1,281	$ 2,964	$ 689
Reinvested	5,623	1,233	1,361	66,165	38	44	118	145	41
Redeemed	(115,872)	(15,408)	(9,277)	(95,011)	(492)	(439)	(964)	(793)	(542)
Net Increase (Decrease)	$ 197,586	$ 137,852	$ (356) $	591,270	$ 340	$ 291	$ 435	$ 2,316	$ 188
Shares:
Sold	34,553	17,074	811	69,452	92	81	141	307	74
Reinvested	658	148	156	7,614	4	5	14	17	5
Redeemed	(14,693)	(1,987)	(1,077)	(11,279)	(61)	(53)	(116)	(89)	(62)
Net Increase (Decrease)	20,518	15,235	(110)	65,787	35	33	39	235	17

See accompanying notes.

16

		STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
			PRINCIPAL FUNDS, INC.

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Distributions:
Period Ended August 31, 2010(a)
From net investment
income	$ (39,415) $	(24,176) $	(1,283) $	(71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (39,415) $	(24,176) $	(1,283) $	(71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
Year Ended October 31, 2009
From net investment
income	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
Year Ended October 31, 2008
From net investment
income	$ (11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)

(a)	Period from November 1, 2009 through August 31, 2010. Effective in 2010, the fund’s fiscal year end was changed from October 31 to August 31.

See accompanying notes.

17

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At August 31, 2010, the Fund consists of 64 separate funds. The financial statements for Bond Market Index Fund, Diversified Real Asset Fund, International Equity Index Fund and Preferred Securities Fund (known as the "Funds") are presented herein. The Funds offer nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class A and Class C shares is provided separately.

Effective December 30, 2009, the initial purchases of $10,000 of Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares of Bond Market Index Fund and International Equity Index Fund were made by Principal Management Corporation (the “Manager”).

Effective March 16, 2010, the initial purchases of $10,000 of Class A, Class C and Institutional classes of shares of Diversified Real Asset Fund and were made by the Manager.

Effective March 16, 2010, the initial purchase of $10,000 of Class J shares of Bond Market Index Fund was made by the Manager.

Effective May 14, 2010, Bond Market Index Fund acquired all the assets and assumed all the liabilities of High Quality Intermediate-Term Bond Fund pursuant to a plan of acquisition approved by shareholders on May 10, 2010. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 5,460,000 shares from High Quality Intermediate-Term Bond Fund for 4,362,000 shares valued at $44,780,000 of Bond Market Index Fund at an approximate exchange rate of .80, .80, .80, .79, .80, .79, & .79 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of High Quality Intermediate-Term Bond Fund, with a fair value of approximately $42,972,000 and a cost of $42,438,000 at May 14, 2010 were the primary assets acquired by Bond Market Index Fund. For financial reporting purposes, assets received and shares issued by Bond Market Index Fund were recorded at fair value; however, the cost basis of the investments received from High Quality Intermediate-Term Bond Fund was carried forward to align ongoing reporting of Bond Market Index Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of High Quality Intermediate-Term Bond Fund and Bond Market Index Fund immediately prior to the acquisition were approximately $44,780,000 ($30,447,000 of accumulated realized losses and $606,000 of unrealized appreciation) and $357,738,000, respectively. The aggregate net assets of Bond Market Index Fund immediately following the acquisition were $402,518,000.

Assuming the acquisition had been completed on December 30, 2009, the date operations commenced for Bond Market Index Fund, Bond Market Index Fund’s pro forma results of operations for the period ended August 31, 2010, would have been $6,232,000 of net investment income, $21,856,000 of net realized and unrealized gain on investments, and $28,088,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of High Quality Intermediate-Term Bond Fund that have been included in the Bond Market Index Fund’s statement of operations since May 14, 2010.

On June 14, 2010, the Fund’s board of directors approved a change in the fiscal year end date of Preferred Securities Fund. The fiscal year end date moved from October 31 to August 31, effective with the ten-month period ending August 31, 2010.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

2. Significant Accounting Policies (Continued)

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following fund held securities denominated in currencies that exceeded 5% of net assets of the fund:

International
Equity Index Fund
Euro	28.7%
Japanese Yen	21.7
British Pound	21.1
Australian Dollar	8.0
Swiss Franc	7.9

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2010

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the periods ended August 31, 2010, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine Preferred Securities Fund’s U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Redemption and Exchange Fees. Each of the Funds will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Subsequent Events. Management has evaluated events or transactions that may have occurred since August 31, 2010, that would merit recognition or disclosure in the financial statements.

Commodity Linked Notes. The Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

3. Operating Policies

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. During the periods ended August 31, 2010, Bond Market Index Fund and Preferred Securities Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Options Contracts. During the period, Diversified Real Asset Fund purchased put options. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Diversified Real Asset Fund had no options contracts open at year end.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Short Sales. Certain of the Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. A Fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as	Asset Derivatives August 31, 2010		Liability Derivatives August 31, 2010
hedging instruments under Statement		Fair		Fair
133	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Interest rate contracts			Payables, Net Assets Consist of Net unrealized	$6*
appreciation (depreciation) of investments
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net	$143*
unrealized appreciation (depreciation) of
investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives Not Accounted for		Realized Gain or (Loss) on	Change in Unrealized Appreciation or
as Hedging Instruments Under	Location of Gain or (Loss) On Derivatives	Derivatives Recognized in	(depreciation) of Derivatives
Statement 133	Recognized in Operations	Operations	Recognized in Operations
Diversified Real Asset Fund
Interest rate contracts	Net realized gain (loss) from Futures	$41	$(6)
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(315)	$143
	contracts/Change in unrealized
	appreciation/depreciation of Futures contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund. The notional values of the futures contracts will vary in accordance with changing duration of Diversified Real Asset Fund.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of August 31, 2010, there was $1,047,124,296 transferred from Level 2 to Level 1 in the Preferred Securities Fund due to assets being valued at the exchange close price.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Fund
Bonds	$ —	$ 187,029	$ 302	$ 187,331
Municipal Bonds	—	3,938	—	3,938
Repurchase Agreements	—	24,753	—	24,753
U.S. Government & Government Agency Obligations	—	380,584	—	380,584
Total investments in securities $	—	$ 596,304	$ 302	$ 596,606

Diversified Real Asset Fund
Bonds	$ —	$ 15,998	$ —	$ 15,998
Commodity Indexed Structured Notes	—	13,759	—	13,759
Common Stocks
Basic Materials	9,363	—	—	9,363
Consumer, Cyclical	1,545	—	—	1,545
Consumer, Non-cyclical	183	—	—	183
Energy	32,497	—	187	32,684
Financial	35,198	—	—	35,198
Industrial	642	—	—	642
Utilities	147	—	—	147
Convertible Preferred Stocks
Financial	—	179	—	179
Repurchase Agreements	—	3,313	—	3,313
U.S. Government & Government Agency Obligations	—	69,363	—	69,363
Total investments in securities $	79,575	$ 102,612	$ 187	$ 182,374
Assets
Interest Rate Contracts*
Futures	$ 1	$ —	$ —	$ 1
Liabilities
Interest Rate Contracts*
Futures	$ (7)	$ —	$ —	$ (7)

	NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL FUNDS, INC.
	August 31, 2010

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International Equity Index Fund
Common Stocks
Basic Materials	$ 31,790	$ —	$ —	$ 31,790
Communications	28,466	—	—	28,466
Consumer, Cyclical	35,941	—	—	35,941
Consumer, Non-cyclical	64,870	—	—	64,870
Diversified	3,145	—	—	3,145
Energy	24,187	—	—	24,187
Exchange Traded Funds	6,448	—	—	6,448
Financial	83,173	—	—	83,173
Industrial	37,617	—	—	37,617
Technology	7,494	—	—	7,494
Utilities	18,330	—	—	18,330
Preferred Stocks
Consumer, Cyclical	—	214	—	214
Consumer, Non-cyclical	—	505	—	505
Repurchase Agreements	—	3,380	—	3,380
Total investments in securities $	341,461	$ 4,099	$ —	$ 345,560
Assets
Equity Contracts*
Futures	$ 143	$ —	$ —	$ 143

Preferred Securities Fund
Bonds	$ —	$ 928,524	$ 75,792	$ 1,004,316
Common Stocks
Exchange Traded Funds	9,543	—	—	9,543
Convertible Preferred Stocks
Consumer, Non-cyclical	2,338	—	—	2,338
Preferred Stocks
Communications	86,660	32,720	—	119,380
Energy	5,287	—	—	5,287
Financial	1,045,154	332,323	12,110	1,389,587
Government	—	—	14,500	14,500
Utilities	78,928	67,385	—	146,313
Repurchase Agreements	—	43,801	—	43,801
Total investments in securities $	1,227,910	$ 1,404,753	$ 102,402	$ 2,735,065

* Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued					Net Change in
			Discounts/					Unrealized
			Premiums					Appreciation/
	Value	Realized	and Change	Net	Transfers	Transfers	Value	(Depreciation) on
	October	Gain/	in Unrealized	Purchases/	into	Out of	August 31,	Investments Held at
Fund	31, 2009	(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	2010	August 31, 2010
Bond Market Index Fund
Bonds	$ —	$ —	$ 2	$ 300	$ —	$ —	$ 302	$ 2
Total	$ —	$ —	$ 2	$ 300	$ —	$ —	$ 302	$ 2

Diversified Real Asset Fund
Common Stock
Energy	$ —	$ —	$ (28)	$ 215	$ —	$ —	$ 187	$ (28)
Total	$ —	$ —	$ (28)	$ 215	$ —	$ —	$ 187	$ (28)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2010

4. Fair Valuation (Continued)

			Accrued					Net Change in
			Discounts/					Unrealized
			Premiums					Appreciation/
	Value	Realized	and Change	Net	Transfers	Transfers	Value	(Depreciation) on
	October	Gain/	in Unrealized	Purchases/	into	Out of	August 31,	Investments Held at
Fund	31, 2009	(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	2010	August 31, 2010
Preferred Securities Fund
Bonds	$ 25,599	$ —	$ 2,750	$ 56,403	$ —	$ (8,960)	$ 75,792	$ 2,736
Preferred Stock
Financial	5,088	(74)	2,495	(1,842)	6,443	—	12,110	2,318
Government	—	—	—	14,500	—	—	14,500	—
Total	$ 30,687	$ (74)	$ 5,245	$ 69,061	$ 6,443	$ (8,960)	$ 102,402	$ 5,054

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3
2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired -
transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.
4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds. The annual rates used in this calculation for the Funds are as follows

		Net Assets of Funds (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Prior to May 1, 2010 the rates for the service fee were .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee were .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5 respectively. Class A, Class C, Class J and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2009 through August 31, 2010
	Class A	Class C	Institutional	Expiration
Diversified Real Asset Fund*	1.25%	2.00%	0.95%	February 28, 2012
Preferred Securities Fund	1.00**	1.75**	N/A	February 28, 2010

*	Period from March 16, 2010 to August 31, 2010.
**	Expired February 28, 2010.

		Period from December 30, 2009 through August 31, 2010
	Institutional	R-1	R-2	R-3	R-4	R-5	Expiration
Bond Market Index Fund	0.30%	1.18%	1.05%	0.87%	0.68%	0.56%	December 31, 2010
International Equity Index Fund	0.35	1.23	1.10	0.92	0.73	0.61	December 31, 2010

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .35% for Class J shares. The expense limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc. as principal underwriter, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund and Preferred Securities Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the periods ended August 31, 2010, were as follows (in thousands):

	Class A	Class C	Class J
Diversified Real Asset Fund	$ 24	$ —	N/A
Preferred Securities Fund	552	185	$ 2

Affiliated Ownership. At August 31, 2010, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Institutional	Class J	R-1	R-2	R-3	R-4	R-5
Bond Market Index Fund	N/A	N/A	3,550	1	1	1	1	1	1
Diversified Real Asset Fund	1	1	1	N/A	N/A	N/A	N/A	N/A	N/A
International Equity Index Fund	N/A	N/A	2,394	N/A	1	1	1	1	1
Preferred Securities Fund	—	—	6,088	—	—	—	—	—	—

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $290,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the periods ended August 31, 2010.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

6. Investment Transactions

For the periods ended August 31, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond Market Index Fund	$ 522,990	$ 203,051
Diversified Real Asset Fund	119,077	12,718
International Equity Index Fund	415,567	60,427
Preferred Securities Fund	563,179	465,573

For the periods ended August 31, 2010, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond Market Index Fund	$ 447,259	$ 256,465
Diversified Real Asset Fund	64,872	15,616

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended August 31, 2010, year ended October 31, 2009, and year ended October 31, 2008 were as follows (amounts in thousands):

	Ordinary Income
	2010	2009	2008
Diversified Real Asset Fund	$ 280 $	– $	–
Preferred Securities Fund	136,444	137,851	84,591

Distributable Earnings. As of August 31, 2010, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains*
Bond Market Index Fund	$ 7,348	$ 105
Diversified Real Asset Fund	284	16
International Equity Index Fund	3,896	—
Preferred Securities Fund	6,926	10,580

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2010, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:
										Annual
	2011	2012	2013	2014	2015	2016	2017	2018	Total	Limitations*
Bond Market Index Fund	$ –	$ –	$–	$259	$4,265	$6,304	$1,805	$ –	$ 12,633	$ 1,805
Preferred Securities Fund	–	–	–	–	–	109,792	61,538	–	171,330	61,132

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2010, Bond Market Index Fund had $17,198,000 in expired capital loss carryforwards. In addition, Bond Market Index Fund and Preferred Securities Fund utilized $539,000 and $29,945,000, of capital loss carryforward, respectively.

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At August 31, 2010, the Funds had approximate post-October losses as follows (amounts in thousands):

Diversified Real Asset Fund	$ 28
International Equity Index Fund	155

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended August 31, 2010, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on	Capital Shares and
	Investment Income	Investments	Paid in Capital
Bond Market Index Fund	$ 611	$ (13,809)	$ 13,198
Diversified Real Asset Fund	(28)	28	—
International Equity Index Fund	(1)	1	—
Preferred Securities Fund	303	(303)	—

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS - 32.15%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.25%			Banks (continued)
Boeing Co/The			Bank of Nova Scotia (continued)
1.88%, 11/20/2012	$ 200	$ 204	2.38%, 12/17/2013	$ 200	$ 207
3.75%, 11/20/2016	200	218	Barclays Bank PLC
General Dynamics Corp			5.00%, 9/22/2016	160	174
4.25%, 5/15/2013	100	109	5.13%, 1/8/2020	100	106
Lockheed Martin Corp			5.45%, 9/12/2012	100	108
5.50%, 11/15/2039	70	79	6.75%, 5/22/2019	300	355
5.72%, 6/1/2040(a)	100	117	BB&T Corp
Northrop Grumman Systems Corp			3.85%, 7/27/2012	170	178
7.75%, 2/15/2031	50	70	5.20%, 12/23/2015	100	110
United Technologies Corp			6.85%, 4/30/2019	70	85
4.50%, 4/15/2020	290	327	BNP Paribas
5.70%, 4/15/2040	200	235	3.25%, 3/11/2015	300	310
6.13%, 7/15/2038	70	86	Capital One Financial Corp
		$ 1,445	5.50%, 6/1/2015	200	218
Agriculture - 0.35%			5.70%, 9/15/2011	50	52
Altria Group Inc			Citigroup Inc
9.25%, 8/6/2019	50	66	2.13%, 4/30/2012	400	410
9.70%, 11/10/2018	220	291	2.88%, 12/9/2011	250	258
9.95%, 11/10/2038	40	57	5.00%, 9/15/2014	100	103
10.20%, 2/6/2039	40	58	5.30%, 10/17/2012	200	211
Archer-Daniels-Midland Co			5.50%, 4/11/2013	100	106
5.38%, 9/15/2035	200	226	5.63%, 8/27/2012	100	105
Lorillard Tobacco Co			6.00%, 2/21/2012	600	634
8.13%, 6/23/2019	140	161	6.00%, 10/31/2033	60	57
8.13%, 5/1/2040	100	106	6.01%, 1/15/2015	100	108
Philip Morris International Inc			6.13%, 11/21/2017	200	216
4.50%, 3/26/2020	510	556	6.13%, 5/15/2018	100	108
5.65%, 5/16/2018	100	116	6.38%, 8/12/2014	60	66
Reynolds American Inc			6.50%, 8/19/2013	50	55
7.63%, 6/1/2016	350	411	6.63%, 6/15/2032	50	51
		$ 2,048	6.88%, 3/5/2038	100	108
Automobile Asset Backed Securities - 0.05%			8.13%, 7/15/2039	100	124
Ford Credit Auto Owner Trust			8.50%, 5/22/2019	500	611
5.30%, 6/15/2012	210	217	Credit Suisse AG
5.60%, 10/15/2012	90	95	5.40%, 1/14/2020	260	274
		$ 312	Credit Suisse/New York NY
Automobile Manufacturers - 0.08%			3.45%, 7/2/2012	230	238
Daimler Finance North America LLC			5.00%, 5/15/2013	170	184
5.75%, 9/8/2011	425	445	5.30%, 8/13/2019	100	110
			5.50%, 5/1/2014	60	66
Automobile Parts & Equipment - 0.05%			Deutsche Bank AG/London
Johnson Controls Inc			2.38%, 1/11/2013	80	81
5.00%, 3/30/2020	250	275	3.45%, 3/30/2015	305	318
			5.38%, 10/12/2012	100	108
Banks - 4.88%			6.00%, 9/1/2017	60	70
Ally Financial Inc			Discover Bank/Greenwood DE
2.20%, 12/19/2012	250	258	7.00%, 4/15/2020	100	107
American Express Bank FSB			Export-Import Bank of Korea
3.15%, 12/9/2011	250	259	5.88%, 1/14/2015	90	101
American Express Centurion Bank			8.13%, 1/21/2014	450	530
5.55%, 10/17/2012	200	215	Fifth Third Bancorp
Bank of America Corp			5.45%, 1/15/2017	200	208
2.10%, 4/30/2012	300	307	FleetBoston Financial Corp
3.13%, 6/15/2012	250	261	6.88%, 1/15/2028	50	54
3.70%, 9/1/2015	200	200	Goldman Sachs Group Inc/The
4.50%, 4/1/2015	150	155	3.25%, 6/15/2012	300	314
4.75%, 8/15/2013	100	106	4.75%, 7/15/2013	275	292
4.75%, 8/1/2015	100	105	5.15%, 1/15/2014	150	161
4.88%, 1/15/2013	200	210	5.38%, 3/15/2020	100	103
4.90%, 5/1/2013	100	106	5.50%, 11/15/2014	200	219
5.42%, 3/15/2017	150	154	5.63%, 1/15/2017	200	210
5.65%, 5/1/2018	500	520	5.70%, 9/1/2012	750	805
6.00%, 9/1/2017	340	366	6.13%, 2/15/2033	50	53
6.50%, 8/1/2016	100	112	6.15%, 4/1/2018	50	55
7.38%, 5/15/2014	100	114	6.45%, 5/1/2036	200	199
7.63%, 6/1/2019	100	117	6.60%, 1/15/2012	50	53
Bank of Nova Scotia			6.75%, 10/1/2037	280	286
2.25%, 1/22/2013	200	205

See accompanying notes.

30

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
HSBC Holdings PLC			Royal Bank of Scotland Group PLC
5.25%, 12/12/2012	$ 300 $	321	6.40%, 10/21/2019	$ 60 $	64
6.50%, 5/2/2036	60	68	Royal Bank of Scotland PLC/The
6.50%, 9/15/2037	350	403	5.63%, 8/24/2020	200	205
JP Morgan Chase & Co			Sovereign Bank
2.13%, 6/22/2012	300	308	5.13%, 3/15/2013	60	62
3.13%, 12/1/2011	300	310	SunTrust Bank/Atlanta GA
4.65%, 6/1/2014	100	109	5.00%, 9/1/2015	14	15
4.95%, 3/25/2020	225	238	UBS AG/Stamford CT
5.13%, 9/15/2014	350	382	3.88%, 1/15/2015	520	537
5.25%, 5/1/2015	45	49	US Bank NA/Cincinnati OH
5.38%, 10/1/2012	500	540	6.30%, 2/4/2014	100	115
6.30%, 4/23/2019	100	115	Wachovia Bank NA
6.40%, 5/15/2038	100	121	6.00%, 11/15/2017	600	677
JP Morgan Chase Bank NA			6.60%, 1/15/2038	50	57
6.00%, 10/1/2017	110	124	Wachovia Corp
KeyBank NA			4.88%, 2/15/2014	200	213
5.80%, 7/1/2014	50	55	5.50%, 5/1/2013	100	110
Korea Development Bank			5.75%, 2/1/2018	200	226
5.50%, 11/13/2012	200	215	Wells Fargo & Co
Kreditanstalt fuer Wiederaufbau			3.00%, 12/9/2011	250	258
1.25%, 6/15/2012	200	202	3.63%, 4/15/2015	445	466
1.38%, 7/15/2013	300	304	3.75%, 10/1/2014	100	105
1.88%, 1/14/2013	100	103	4.38%, 1/31/2013	100	107
1.88%, 3/8/2013	100	102	5.25%, 10/23/2012	100	108
2.25%, 4/16/2012	150	154	Westpac Banking Corp
2.63%, 3/3/2015	100	105	4.20%, 2/27/2015	120	128
2.75%, 10/21/2014	150	158	4.88%, 11/19/2019	100	106
3.25%, 3/15/2013	300	318		$ 28,412
4.00%, 10/15/2013	300	327	Beverages - 0.33%
4.00%, 1/27/2020	80	88	Anheuser-Busch Cos Inc
4.13%, 10/15/2014	300	332	5.50%, 1/15/2018	50	56
4.38%, 3/15/2018	370	420	Anheuser-Busch InBev Worldwide Inc
4.50%, 7/16/2018	100	115	2.50%, 3/26/2013(a)	75	76
4.88%, 6/17/2019	100	117	3.00%, 10/15/2012	50	52
Landesbank Baden-Wuerttemberg/New York NY			4.13%, 1/15/2015	10	11
6.35%, 4/1/2012	140	152	5.00%, 4/15/2020(a)	150	164
Landwirtschaftliche Rentenbank			5.38%, 1/15/2020	265	298
1.88%, 9/24/2012	100	102	Bottling Group LLC
3.13%, 7/15/2015	100	106	6.95%, 3/15/2014	100	119
4.13%, 7/15/2013	100	109	Coca-Cola Co/The
5.25%, 7/2/2012	200	216	5.35%, 11/15/2017	50	59
Morgan Stanley			Coca-Cola Enterprises Inc
3.25%, 12/1/2011	250	259	6.95%, 11/15/2026	60	78
4.10%, 1/26/2015	50	51	Diageo Capital PLC
4.20%, 11/20/2014	50	51	4.83%, 7/15/2020	200	227
4.75%, 4/1/2014	260	268	Diageo Finance BV
5.30%, 3/1/2013	50	53	3.25%, 1/15/2015	160	169
5.45%, 1/9/2017	200	210	Dr Pepper Snapple Group Inc
5.50%, 1/26/2020	160	162	2.35%, 12/21/2012	15	15
5.55%, 4/27/2017	200	210	6.82%, 5/1/2018	142	175
5.63%, 9/23/2019	215	219	PepsiCo Inc/NC
6.00%, 5/13/2014	50	54	3.10%, 1/15/2015	90	96
6.00%, 4/28/2015	140	153	4.50%, 1/15/2020	200	222
6.60%, 4/1/2012	200	215	7.90%, 11/1/2018	80	107
6.63%, 4/1/2018	220	242		$ 1,924
7.25%, 4/1/2032	60	71	Biotechnology - 0.06%
7.30%, 5/13/2019	330	375	Amgen Inc
Oesterreichische Kontrollbank AG			5.70%, 2/1/2019	50	60
1.75%, 3/11/2013	400	407	5.75%, 3/15/2040	100	117
3.13%, 10/14/2011	150	154	5.85%, 6/1/2017	110	132
PNC Funding Corp			6.40%, 2/1/2039	50	63
4.38%, 8/11/2020	200	203		$ 372
5.13%, 2/8/2020	100	108	Building Materials - 0.04%
6.70%, 6/10/2019	100	119	CRH America Inc
Regions Financial Corp			6.95%, 3/15/2012	100	107
7.75%, 11/10/2014	70	75	Lafarge SA
Royal Bank of Canada			6.50%, 7/15/2016	120	129
2.10%, 7/29/2013	100	103		$ 236

See accompanying notes.

31

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Chemicals - 0.18%			Diversified Financial Services (continued)
Dow Chemical Co/The			Bear Stearns Cos LLC/The (continued)
4.85%, 8/15/2012	$ 100 $	106	7.25%, 2/1/2018	$ 60 $	73
5.90%, 2/15/2015	115	127	BlackRock Inc
8.55%, 5/15/2019	80	100	3.50%, 12/10/2014	150	159
9.40%, 5/15/2039	100	142	5.00%, 12/10/2019	100	110
EI du Pont de Nemours & Co			Boeing Capital Corp
4.63%, 1/15/2020	100	111	4.70%, 10/27/2019	130	146
Mosaic Co/The			6.50%, 2/15/2012	100	108
7.38%, 12/1/2014(a)	100	105	Capital One Capital V
Potash Corp of Saskatchewan Inc			10.25%, 8/15/2039	60	65
4.88%, 3/30/2020	200	216	Capital One Capital VI
5.25%, 5/15/2014	100	111	8.88%, 5/15/2040	20	21
Sherwin-Williams Co/The			Caterpillar Financial Services Corp
3.13%, 12/15/2014	45	48	4.70%, 3/15/2012	200	211
	$ 1,066		4.90%, 8/15/2013	200	220
Commercial Services - 0.07%			6.13%, 2/17/2014	200	230
RR Donnelley & Sons Co			7.15%, 2/15/2019	140	180
4.95%, 4/1/2014	110	114	Citigroup Funding Inc
Western Union Co/The			1.88%, 10/22/2012	250	256
5.25%, 4/1/2020(a)	100	108	2.13%, 7/12/2012	200	205
6.50%, 2/26/2014	70	80	2.25%, 12/10/2012	200	207
Yale University			Countrywide Financial Corp
2.90%, 10/15/2014	100	106	6.25%, 5/15/2016	220	236
	$ 408		Credit Suisse USA Inc
Computers - 0.20%			5.50%, 8/15/2013	200	220
Affiliated Computer Services Inc			6.50%, 1/15/2012	200	215
5.20%, 6/1/2015	200	216	General Electric Capital Corp
Dell Inc			2.13%, 12/21/2012	250	258
5.63%, 4/15/2014	100	113	2.20%, 6/8/2012	250	257
Hewlett-Packard Co			2.80%, 1/8/2013	200	206
4.25%, 2/24/2012	100	105	3.00%, 12/9/2011	300	309
6.13%, 3/1/2014	260	301	3.50%, 6/29/2015	300	311
International Business Machines Corp			4.00%, 2/15/2012	300	310
5.60%, 11/30/2039	60	71	4.38%, 3/3/2012	200	209
5.70%, 9/14/2017	200	239	5.00%, 4/10/2012	300	317
7.63%, 10/15/2018	100	134	5.25%, 10/19/2012	100	108
	$ 1,179		5.50%, 6/4/2014	200	222
Consumer Products - 0.05%			5.50%, 1/8/2020	370	405
Avery Dennison Corp			5.88%, 1/14/2038	135	139
5.38%, 4/15/2020	100	111	6.00%, 6/15/2012	170	184
Fortune Brands Inc			6.00%, 8/7/2019	205	230
5.38%, 1/15/2016	60	65	6.15%, 8/7/2037	200	212
Kimberly-Clark Corp			6.75%, 3/15/2032	150	170
7.50%, 11/1/2018	70	93	6.88%, 1/10/2039	80	94
	$ 269		Goldman Sachs Capital I
			6.35%, 2/15/2034	110	102
Cosmetics & Personal Care - 0.10%			HSBC Finance Corp
Procter & Gamble Co
4.70%, 2/15/2019	300	342	5.00%, 6/30/2015	150	162
5.55%, 3/5/2037	200	239	5.25%, 1/15/2014	200	214
	$ 581		6.38%, 11/27/2012	200	218
			IBM International Group Capital LLC
Credit Card Asset Backed Securities - 0.11%			5.05%, 10/22/2012	100	109
Chase Issuance Trust
5.12%, 10/15/2014(b)	100	109	Jefferies Group Inc
			8.50%, 7/15/2019	50	58
Citibank Credit Card Issuance Trust			John Deere Capital Corp
2.25%, 12/23/2014	180	185	7.00%, 3/15/2012	500	548
5.30%, 3/15/2018	300	350	JP Morgan Chase Capital XXV
	$ 644		6.80%, 10/1/2037	60	61
Diversified Financial Services - 2.20%			Merrill Lynch & Co Inc
American Express Co			5.30%, 9/30/2015	100	106
5.25%, 9/12/2011	200	208	5.45%, 7/15/2014	100	107
7.00%, 3/19/2018	210	251	6.05%, 5/16/2016	560	593
8.15%, 3/19/2038	100	142	6.88%, 4/25/2018	100	110
American Express Credit Corp			MUFG Capital Finance 1 Ltd
5.13%, 8/25/2014	250	275	6.35%, 7/25/2049(b)	100	98
Bear Stearns Cos LLC/The			NASDAQ OMX Group Inc/The
5.55%, 1/22/2017	200	215	4.00%, 1/15/2015	200	207
6.40%, 10/2/2017	499	580	National Rural Utilities Cooperative Finance Corp
6.95%, 8/10/2012	100	111	3.88%, 9/16/2015	500	540

See accompanying notes.

32

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
National Rural Utilities Cooperative Finance Corp			Nisource Finance Corp
(continued)			5.40%, 7/15/2014	$ 115 $	126
7.25%, 3/1/2012	$ 120 $	131	6.40%, 3/15/2018	60	69
10.38%, 11/1/2018	70	101	Northern States Power Co/MN
Nomura Holdings Inc			5.25%, 3/1/2018	160	185
6.70%, 3/4/2020	505	577	5.35%, 11/1/2039	20	23
SLM Corp			Oncor Electric Delivery Co LLC
5.00%, 10/1/2013	30	28	6.80%, 9/1/2018	80	97
8.00%, 3/25/2020	100	87	Pacific Gas & Electric Co
8.45%, 6/15/2018	100	92	6.05%, 3/1/2034	100	118
	$ 12,834		PacifiCorp
Electric - 1.45%			5.65%, 7/15/2018	40	47
Allegheny Energy Supply Co LLC			6.25%, 10/15/2037	10	12
8.25%, 4/15/2012(a),(b)	100	108	Progress Energy Inc
Ameren Energy Generating Co			7.75%, 3/1/2031	30	40
7.00%, 4/15/2018	100	107	Public Service Electric & Gas Co
Appalachian Power Co			3.50%, 8/15/2020	200	205
7.00%, 4/1/2038	80	100	Puget Sound Energy Inc
Baltimore Gas & Electric Co			5.80%, 3/15/2040	200	222
5.90%, 10/1/2016	90	105	San Diego Gas & Electric Co
CenterPoint Energy Houston Electric LLC			5.35%, 5/15/2040	300	344
7.00%, 3/1/2014	130	154	Southern California Edison Co
Commonwealth Edison Co			5.50%, 3/15/2040	400	459
5.80%, 3/15/2018	50	59	5.95%, 2/1/2038	30	36
Consolidated Edison Co of New York Inc			Southern Co Capital Funding Inc
5.85%, 3/15/2036	200	230	5.75%, 11/15/2015	350	353
6.75%, 4/1/2038	100	129	Southwestern Electric Power Co
Constellation Energy Group Inc			6.20%, 3/15/2040	200	219
4.55%, 6/15/2015	60	65	6.45%, 1/15/2019	100	114
Consumers Energy Co			TransAlta Corp
5.50%, 8/15/2016	285	324	6.50%, 3/15/2040	100	107
Dominion Resources Inc/VA			Virginia Electric and Power Co
5.15%, 7/15/2015	200	227	8.88%, 11/15/2038	40	61
8.88%, 1/15/2019	100	136		$ 8,465
Duke Energy Carolinas LLC			Electrical Components & Equipment - 0.02%
5.30%, 10/1/2015	600	697	Emerson Electric Co
5.30%, 2/15/2040	50	56	4.88%, 10/15/2019	100	114
Duke Energy Corp
3.35%, 4/1/2015	300	314	Electronics - 0.06%
3.95%, 9/15/2014	25	27	Agilent Technologies Inc
Exelon Corp			6.50%, 11/1/2017	60	69
4.90%, 6/15/2015	150	164	Koninklijke Philips Electronics NV
Exelon Generation Co LLC			5.75%, 3/11/2018	40	47
6.25%, 10/1/2039	60	67	Thermo Fisher Scientific Inc
FirstEnergy Corp			4.70%, 5/1/2020	200	225
7.38%, 11/15/2031	100	111		$ 341
FirstEnergy Solutions Corp			Environmental Control - 0.07%
6.05%, 8/15/2021	60	64	Republic Services Inc
6.80%, 8/15/2039	70	72	5.50%, 9/15/2019	55	62
Florida Power & Light Co			6.20%, 3/1/2040	230	265
5.63%, 4/1/2034	100	115	Waste Management Inc
5.69%, 3/1/2040	190	223	7.00%, 7/15/2028	60	72
Florida Power Corp				$ 399
4.55%, 4/1/2020	300	335	Finance - Mortgage Loan/Banker - 6.27%
5.65%, 4/1/2040	100	115	Fannie Mae
6.40%, 6/15/2038	60	75	0.68%, 12/30/2011	150	150
Georgia Power Co			0.85%, 8/17/2012	150	150
4.25%, 12/1/2019	300	324	0.95%, 7/27/2012	100	100
6.00%, 9/1/2040	100	104	1.00%, 11/23/2011	250	252
Hydro Quebec			1.25%, 4/5/2012	100	100
8.05%, 7/7/2024	400	599	1.25%, 6/22/2012	1,000	1,012
KCP&L Greater Missouri Operations Co			1.25%, 7/29/2013	250	251
11.88%, 7/1/2012	40	46	1.25%, 8/20/2013	400	404
Midamerican Energy Holdings Co			1.30%, 5/25/2012	250	251
6.13%, 4/1/2036	110	127	1.35%, 8/16/2013	100	100
National Grid PLC			1.40%, 7/26/2013	75	75
6.30%, 8/1/2016	160	187	1.50%, 6/1/2012	250	250
Nevada Power Co			1.50%, 8/26/2014	250	251
7.13%, 3/15/2019	50	62	1.55%, 8/12/2014	100	100

See accompanying notes.

33

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Finance - Mortgage Loan/Banker (continued)
Fannie Mae (continued)			Federal Home Loan Banks (continued)
1.63%, 11/5/2012	$ 100 $	100	5.63%, 6/11/2021	$ 100 $	124
1.75%, 8/10/2012	250	255	5.75%, 5/15/2012	250	272
1.75%, 5/7/2013	250	256	Freddie Mac
1.80%, 2/8/2013	150	152	1.00%, 11/18/2011	150	150
1.80%, 3/15/2013	150	151	1.00%, 12/22/2011	100	100
2.00%, 1/9/2012	250	255	1.00%, 7/20/2012	100	100
2.00%, 3/1/2013	150	150	1.00%, 7/26/2012	100	100
2.00%, 5/10/2013	250	251	1.13%, 12/15/2011	250	252
2.00%, 6/24/2013	100	101	1.13%, 3/2/2012	60	60
2.00%, 7/14/2014	100	101	1.13%, 1/14/2013	100	100
2.00%, 8/24/2015	100	100	1.15%, 9/3/2013(c)	250	250
2.15%, 8/12/2015	250	250	1.25%, 9/28/2012	250	251
2.38%, 7/28/2015	400	414	1.40%, 6/15/2012	100	100
2.50%, 5/15/2014	200	209	1.40%, 7/26/2013	275	276
2.63%, 11/20/2014	500	528	1.45%, 2/24/2014	100	100
2.75%, 2/5/2014	500	528	1.63%, 4/15/2013	250	255
2.75%, 3/13/2014	1,000	1,058	1.63%, 6/28/2013	250	252
2.88%, 12/11/2013	280	297	1.75%, 6/15/2012	250	255
3.00%, 7/28/2014	1,042	1,063	1.80%, 2/25/2013	200	201
3.00%, 3/9/2015	200	200	2.00%, 5/3/2013	250	251
3.88%, 7/12/2013	250	271	2.00%, 12/30/2013	250	250
4.38%, 9/15/2012	250	269	2.13%, 3/23/2012	300	307
4.38%, 3/15/2013	250	272	2.13%, 9/21/2012	250	257
4.38%, 10/15/2015	400	453	2.13%, 10/29/2013	50	51
4.63%, 5/1/2013	500	542	2.25%, 8/12/2015	50	51
5.00%, 3/15/2016	250	291	2.50%, 1/7/2014	250	262
5.00%, 2/13/2017	250	293	2.50%, 4/23/2014	200	210
5.00%, 5/11/2017	250	294	2.88%, 2/9/2015	500	531
5.38%, 11/15/2011	400	424	3.00%, 7/14/2016	100	101
5.38%, 6/12/2017	250	300	3.50%, 5/29/2013	250	268
5.99%, 6/21/2027	25	25	3.75%, 3/27/2019	850	925
6.00%, 4/18/2036	150	174	4.13%, 12/21/2012	250	269
6.13%, 3/15/2012	250	271	4.13%, 9/27/2013	250	274
6.63%, 11/15/2030	200	278	4.25%, 12/12/2018	200	209
7.13%, 1/15/2030	275	400	4.50%, 1/15/2013	300	326
7.25%, 5/15/2030	200	294	4.50%, 1/15/2014	250	278
Federal Farm Credit Bank			4.50%, 1/15/2015	250	283
1.84%, 3/1/2013	100	101	4.75%, 11/17/2015	250	288
1.88%, 12/7/2012	509	522	4.88%, 6/13/2018	325	381
3.88%, 10/7/2013	617	672	5.00%, 7/15/2014	250	285
3.88%, 12/17/2018	200	200	5.00%, 4/29/2025	100	102
Federal Home Loan Banks			5.13%, 7/15/2012	1,000	1,086
0.85%, 8/27/2012	100	100	5.13%, 10/18/2016	250	294
0.88%, 7/27/2012	100	100	5.13%, 11/17/2017	200	238
1.00%, 12/28/2011	500	504	5.25%, 4/18/2016	200	237
1.13%, 5/18/2012	150	151	5.50%, 7/18/2016	250	300
1.63%, 11/21/2012	250	255	5.75%, 1/15/2012	200	214
1.75%, 8/22/2012	250	255	6.25%, 7/15/2032	200	272
1.85%, 12/21/2012	250	251		$ 36,522
1.88%, 11/19/2012	250	251	Food - 0.46%
2.75%, 3/13/2015	200	211	ConAgra Foods Inc
3.13%, 12/13/2013	200	213	5.88%, 4/15/2014	120	138
3.63%, 9/16/2011	450	466	General Mills Inc
3.63%, 10/18/2013	250	271	5.25%, 8/15/2013	700	778
3.88%, 6/14/2013	200	217	HJ Heinz Finance Co
4.00%, 9/6/2013	150	164	6.75%, 3/15/2032	100	120
4.50%, 11/15/2012	250	271	Kellogg Co
4.50%, 9/16/2013	150	166	5.13%, 12/3/2012	270	294
4.75%, 12/16/2016	250	290	Kraft Foods Inc
4.88%, 11/18/2011	750	790	4.13%, 2/9/2016	50	53
4.88%, 5/17/2017	250	294	5.38%, 2/10/2020	215	239
5.00%, 11/17/2017	750	887	6.25%, 6/1/2012	55	60
5.13%, 8/14/2013	250	281	6.50%, 2/9/2040	220	261
5.25%, 6/18/2014	250	288	6.75%, 2/19/2014	170	197
5.38%, 8/19/2011	250	262	7.00%, 8/11/2037	140	174
5.38%, 5/18/2016	700	836	Kroger Co/The
5.50%, 8/13/2014	250	291	5.40%, 7/15/2040	100	105
5.50%, 7/15/2036	200	248	6.15%, 1/15/2020	50	60

See accompanying notes.

34

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food (continued)			Insurance (continued)
Kroger Co/The (continued)			Hartford Financial Services Group Inc
6.40%, 8/15/2017	$ 70 $	84	5.25%, 10/15/2011	$ 200 $	207
Safeway Inc			6.00%, 1/15/2019	70	73
6.25%, 3/15/2014	90	104	6.63%, 3/30/2040	100	99
	$ 2,667		Liberty Mutual Group Inc
Forest Products & Paper - 0.04%			7.25%, 9/1/2012(a)	3	3
International Paper Co			Lincoln National Corp
7.30%, 11/15/2039	100	112	5.65%, 8/27/2012	145	155
7.50%, 8/15/2021	30	36	8.75%, 7/1/2019	50	64
9.38%, 5/15/2019	60	78	Marsh & McLennan Cos Inc
	$ 226		5.38%, 7/15/2014	90	96
Gas - 0.01%			5.75%, 9/15/2015	250	272
Sempra Energy			MetLife Inc
6.00%, 10/15/2039	50	57	5.70%, 6/15/2035	250	269
			6.13%, 12/1/2011	500	529
Healthcare - Products - 0.18%			7.72%, 2/15/2019	100	125
Baxter International Inc			PartnerRe Finance B LLC
4.25%, 3/15/2020	200	219	5.50%, 6/1/2020	100	103
5.90%, 9/1/2016	70	84	Protective Life Corp
Covidien International Finance SA			8.45%, 10/15/2039	200	222
6.00%, 10/15/2017	90	107	Prudential Financial Inc
Johnson & Johnson			4.75%, 9/17/2015	200	215
5.15%, 8/15/2012	100	109	5.10%, 9/20/2014	110	120
Medtronic Inc			5.70%, 12/14/2036	100	102
4.45%, 3/15/2020	400	440	6.63%, 12/1/2037	60	69
Stryker Corp			Transatlantic Holdings Inc
4.38%, 1/15/2020	100	110	5.75%, 12/14/2015	70	73
	$ 1,069		Travelers Cos Inc/The
Healthcare - Services - 0.18%			6.25%, 6/15/2037	50	60
Aetna Inc			6.75%, 6/20/2036	200	245
6.63%, 6/15/2036	20	23	Validus Holdings Ltd
6.75%, 12/15/2037	50	60	8.88%, 1/26/2040	200	215
Quest Diagnostics Inc			WR Berkley Corp
5.45%, 11/1/2015	70	78	6.25%, 2/15/2037	115	110
Quest Diagnostics Inc/DE			XL Group PLC
4.75%, 1/30/2020	15	16	5.25%, 9/15/2014	50	53
UnitedHealth Group Inc				$ 5,082
6.50%, 6/15/2037	300	348	Iron & Steel - 0.07%
6.88%, 2/15/2038	50	61	ArcelorMittal
WellPoint Inc			5.38%, 6/1/2013	50	54
5.25%, 1/15/2016	130	146	7.00%, 10/15/2039	200	205
6.38%, 6/15/2037	300	338	9.85%, 6/1/2019	70	88
	$ 1,070		Nucor Corp
Insurance - 0.87%			5.75%, 12/1/2017	50	58
ACE INA Holdings Inc				$ 405
5.88%, 6/15/2014	100	113	Machinery - Diversified - 0.03%
Aegon NV			Deere & Co
4.63%, 12/1/2015	90	94	4.38%, 10/16/2019	120	133
Aflac Inc			Roper Industries Inc
8.50%, 5/15/2019	50	63	6.63%, 8/15/2013	50	56
Allstate Corp/The				$ 189
6.75%, 5/15/2018	200	237	Media - 1.10%
7.45%, 5/16/2019	200	247	CBS Corp
American International Group Inc			5.75%, 4/15/2020	100	111
8.25%, 8/15/2018	140	151	7.88%, 7/30/2030	60	74
AON Corp			Comcast Corp
8.21%, 1/1/2027	20	21	5.15%, 3/1/2020	680	741
Berkshire Hathaway Finance Corp			6.40%, 3/1/2040	75	86
5.75%, 1/15/2040	60	68	6.45%, 3/15/2037	135	154
Berkshire Hathaway Inc			6.95%, 8/15/2037	90	109
3.20%, 2/11/2015	160	169	COX Communications Inc
Chubb Corp			5.45%, 12/15/2014	15	17
6.50%, 5/15/2038	40	49	DIRECTV Holdings LLC
Fidelity National Financial Inc			3.55%, 3/15/2015	385	397
6.60%, 5/15/2017	200	206	DirecTV Holdings LLC / DirecTV Financing Co
Genworth Financial Inc			Inc
5.75%, 6/15/2014	80	82	5.88%, 10/1/2019	100	112
7.70%, 6/15/2020	100	103	Discovery Communications LLC
			5.05%, 6/1/2020	200	216

See accompanying notes.

35

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media (continued)			Mining (continued)
Discovery Communications LLC (continued)			Vale Overseas Ltd (continued)
5.63%, 8/15/2019	$ 200 $	225	6.88%, 11/21/2036	$ 153 $	174
Historic TW Inc			Xstrata Canada Corp
6.88%, 6/15/2018	100	121	7.25%, 7/15/2012	100	109
McGraw-Hill Cos Inc/The				$ 2,741
6.55%, 11/15/2037	200	235	Miscellaneous Manufacturing - 0.24%
NBC Universal Inc			GE Capital Trust I
5.15%, 4/30/2020(a)	200	215	6.38%, 11/15/2067	60	57
6.40%, 4/30/2040(a)	200	224	General Electric Co
News America Holdings Inc			5.00%, 2/1/2013	110	119
9.25%, 2/1/2013	100	117	5.25%, 12/6/2017	500	561
News America Inc			Honeywell International Inc
5.65%, 8/15/2020	200	228	5.70%, 3/15/2037	50	60
6.20%, 12/15/2034	45	49	Ingersoll-Rand Global Holding Co Ltd
6.40%, 12/15/2035	100	112	9.50%, 4/15/2014	40	50
Reed Elsevier Capital Inc			Textron Inc
7.75%, 1/15/2014	40	47	6.20%, 3/15/2015	35	39
Thomson Reuters Corp			Tyco Electronics Group SA
5.70%, 10/1/2014	90	103	6.00%, 10/1/2012	225	243
5.85%, 4/15/2040	100	111	6.55%, 10/1/2017	50	58
Time Warner Cable Inc			7.13%, 10/1/2037	30	37
5.40%, 7/2/2012	40	43	Tyco International Finance SA
6.75%, 6/15/2039	100	117	4.13%, 10/15/2014	15	16
7.30%, 7/1/2038	100	124	8.50%, 1/15/2019	50	67
8.25%, 4/1/2019	100	128	Tyco International Ltd / Tyco International Finance
8.75%, 2/14/2019	190	249	SA
Time Warner Entertainment Co LP			6.88%, 1/15/2021	80	101
8.38%, 7/15/2033	70	92		$ 1,408
Time Warner Inc			Mortgage Backed Securities - 2.91%
3.15%, 7/15/2015	100	103	Banc of America Commercial Mortgage Inc
4.70%, 1/15/2021	200	210	4.76%, 11/10/2039	150	157
4.88%, 3/15/2020	165	177	5.89%, 7/10/2044	60	64
6.10%, 7/15/2040	100	109	6.37%, 2/10/2051(b)	160	175
6.20%, 3/15/2040	200	220	Bear Stearns Commercial Mortgage Securities
6.50%, 11/15/2036	80	90	5.03%, 8/13/2039(b)	500	496
Viacom Inc			5.91%, 9/11/2038(b)	385	424
6.25%, 4/30/2016	250	291	Citigroup Commercial Mortgage Trust
6.88%, 4/30/2036	60	72	6.29%, 12/10/2049(b)	35	37
Walt Disney Co/The			Citigroup/Deutsche Bank Commercial Mortgage
6.38%, 3/1/2012	550	596	Trust
	$ 6,425		5.62%, 10/15/2048	320	343
Mining - 0.47%			Commercial Mortgage Loan Trust
Alcoa Inc			6.22%, 9/10/2017(b)	345	357
6.50%, 6/15/2018	50	53	Commercial Mortgage Pass Through Certificates
Barrick Australian Finance Pty Ltd			6.01%, 12/10/2049(b)	500	541
4.95%, 1/15/2020	235	261	Credit Suisse First Boston Mortgage Securities
5.95%, 10/15/2039	50	57	Corp
BHP Billiton Finance USA Ltd			4.83%, 11/15/2037	800	861
4.80%, 4/15/2013	250	272	5.01%, 1/15/2012	1,000	1,063
5.13%, 3/29/2012	100	106	6.13%, 4/15/2037	500	527
6.50%, 4/1/2019	90	109	Credit Suisse Mortgage Capital Certificates
Freeport-McMoRan Copper & Gold Inc			5.42%, 2/15/2040	150	94
8.38%, 4/1/2017	100	111	6.00%, 8/15/2016(b)	500	532
Newmont Mining Corp			6.02%, 6/15/2038(b)	225	245
5.13%, 10/1/2019	200	222	First Union National Bank Commercial Mortgage
6.25%, 10/1/2039	30	34	Securities Inc
Rio Tinto Finance USA Ltd			6.14%, 2/12/2034	139	146
6.50%, 7/15/2018	15	18	GE Capital Commercial Mortgage Corp
7.13%, 7/15/2028	50	62	4.94%, 7/10/2045	150	159
8.95%, 5/1/2014	130	160	4.97%, 8/11/2036	23	24
9.00%, 5/1/2019	325	444	5.42%, 12/10/2049	170	175
Southern Copper Corp			5.52%, 11/10/2045(b)	100	109
5.38%, 4/16/2020	100	105	Greenwich Capital Commercial Funding Corp
Teck Resources Ltd			5.44%, 3/10/2039(b)	145	152
9.75%, 5/15/2014	55	68	GS Mortgage Securities Corp II
10.25%, 5/15/2016	100	121	6.00%, 8/10/2045(b)	675	698
10.75%, 5/15/2019	100	124	JP Morgan Chase Commercial Mortgage Securities
Vale Overseas Ltd			Corp
5.63%, 9/15/2019	120	131	4.78%, 7/15/2042	300	293

See accompanying notes.

36

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
JP Morgan Chase Commercial Mortgage Securities			Encana Corp
Corp (continued)			5.90%, 12/1/2017	$ 100 $	117
5.17%, 11/12/2012	$ 150 $	156	6.50%, 2/1/2038	60	70
5.28%, 5/15/2047	96	98	EOG Resources Inc
5.34%, 5/15/2047	1,090	1,135	4.40%, 6/1/2020	200	217
5.42%, 2/15/2017	500	511	6.13%, 10/1/2013	100	114
5.44%, 5/15/2045(b)	65	61	Hess Corp
5.72%, 11/15/2017	20	21	5.60%, 2/15/2041	200	207
LB Commercial Conduit Mortgage Trust			8.13%, 2/15/2019	100	130
6.14%, 7/15/2044(b)	245	253	Husky Energy Inc
LB-UBS Commercial Mortgage Trust			5.90%, 6/15/2014	100	112
5.02%, 9/15/2040	550	554	Marathon Oil Corp
5.20%, 11/15/2030	500	547	6.60%, 10/1/2037	30	36
5.66%, 3/15/2039	500	539	7.50%, 2/15/2019	80	102
Merrill Lynch Mortgage Trust			Nexen Inc
5.83%, 7/12/2017	1,100	969	5.20%, 3/10/2015	100	110
6.02%, 6/12/2017(b)	300	322	6.40%, 5/15/2037	50	55
Morgan Stanley Capital I			7.50%, 7/30/2039	60	75
4.70%, 7/15/2056	325	344	Noble Holding International Ltd
5.36%, 3/15/2044(b)	390	400	3.45%, 8/1/2015	100	103
5.56%, 3/12/2044(b)	1,000	1,088	6.20%, 8/1/2040	100	112
5.69%, 4/15/2049	500	508	Occidental Petroleum Corp
5.81%, 1/12/2014(b)	525	525	7.00%, 11/1/2013	100	118
5.81%, 4/12/2049(b)	80	77	PC Financial Partnership
5.90%, 10/15/2042(b)	100	107	5.00%, 11/15/2014	100	110
Wachovia Bank Commercial Mortgage Trust			Pemex Project Funding Master Trust
5.63%, 10/15/2048	65	38	5.75%, 3/1/2018	50	55
5.68%, 5/15/2046(b)	350	364	6.63%, 6/15/2035	10	11
5.74%, 5/15/2016	600	505	Petrobras International Finance Co
5.80%, 7/15/2045	145	134	5.75%, 1/20/2020	6	6
	$ 16,928		6.88%, 1/20/2040	100	110
Office & Business Equipment - 0.05%			7.88%, 3/15/2019	152	186
Xerox Corp			Petro-Canada
4.25%, 2/15/2015	40	42	6.80%, 5/15/2038	50	60
5.50%, 5/15/2012	65	69	Petroleos Mexicanos
5.63%, 12/15/2019	15	17	4.88%, 3/15/2015(a)	11	12
8.25%, 5/15/2014	110	132	5.50%, 1/21/2021(a)	300	313
	$ 260		8.00%, 5/3/2019	80	99
Oil & Gas - 1.30%			SeaRiver Maritime Inc
Anadarko Finance Co			0.00%, 9/1/2012(d)	140	134
7.50%, 5/1/2031	300	289	Shell International Finance BV
Anadarko Petroleum Corp			4.30%, 9/22/2019	200	217
5.95%, 9/15/2016	95	94	4.38%, 3/25/2020	100	110
6.20%, 3/15/2040	100	86	5.50%, 3/25/2040	100	115
6.45%, 9/15/2036	100	87	6.38%, 12/15/2038	170	216
Apache Corp			Statoil ASA
5.10%, 9/1/2040	300	309	5.10%, 8/17/2040	200	216
BP Capital Markets PLC			5.25%, 4/15/2019	90	104
3.88%, 3/10/2015	60	59	Suncor Energy Inc
4.75%, 3/10/2019	100	98	6.10%, 6/1/2018	100	117
5.25%, 11/7/2013	60	62	6.50%, 6/15/2038	90	105
Canadian Natural Resources Ltd			6.85%, 6/1/2039	20	24
5.70%, 5/15/2017	65	75	Sunoco Logistics Partners Operations LP
6.25%, 3/15/2038	50	57	5.50%, 2/15/2020	180	193
Cenovus Energy Inc			Total Capital SA
4.50%, 9/15/2014	165	181	4.25%, 12/15/2021	200	215
5.70%, 10/15/2019	40	46	Transocean Inc
Chevron Corp			6.00%, 3/15/2018	100	100
3.95%, 3/3/2014	100	109	Valero Energy Corp
ConocoPhillips			4.50%, 2/1/2015	30	32
4.75%, 10/15/2012	250	268	6.13%, 2/1/2020	150	164
6.00%, 1/15/2020	300	365	7.50%, 4/15/2032	60	65
6.50%, 2/1/2039	60	76	XTO Energy Inc
ConocoPhillips Holding Co			6.50%, 12/15/2018	180	229
6.95%, 4/15/2029	100	129		$ 7,580
Devon Energy Corp			Oil & Gas Services - 0.07%
5.63%, 1/15/2014	100	112	Baker Hughes Inc
7.95%, 4/15/2032	60	82	5.13%, 9/15/2040	200	209
			7.50%, 11/15/2018	50	64

See accompanying notes.

37

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas Services (continued)			Pipelines (continued)
Halliburton Co			Kinder Morgan Energy Partners LP (continued)
7.45%, 9/15/2039	$ 40 $	54	6.50%, 9/1/2039	$ 50 $	55
Weatherford International Ltd			6.95%, 1/15/2038	50	57
6.00%, 3/15/2018	50	55	ONEOK Partners LP
9.63%, 3/1/2019	40	52	8.63%, 3/1/2019	80	103
	$ 434		Plains All American Pipeline LP / PAA Finance
Other Asset Backed Securities - 0.04%			Corp
PSE&G Transition Funding LLC			3.95%, 9/15/2015	200	208
6.61%, 6/15/2013	200	221	5.75%, 1/15/2020	60	66
			Southern Natural Gas Co
Pharmaceuticals - 0.74%			5.90%, 4/1/2017(a),(b)	50	55
Abbott Laboratories			Spectra Energy Capital LLC
4.13%, 5/27/2020	300	326	6.25%, 2/15/2013	70	76
5.13%, 4/1/2019	80	92	TransCanada PipeLines Ltd
5.88%, 5/15/2016	59	70	6.50%, 8/15/2018	90	110
6.00%, 4/1/2039	100	122	7.25%, 8/15/2038	200	257
AstraZeneca PLC			7.63%, 1/15/2039	50	67
6.45%, 9/15/2037	60	77	Williams Cos Inc/The
Bristol-Myers Squibb Co			7.50%, 1/15/2031	70	80
5.88%, 11/15/2036	50	59	Williams Partners LP
6.80%, 11/15/2026	100	128	3.80%, 2/15/2015	100	105
Eli Lilly & Co			6.30%, 4/15/2040	170	189
4.20%, 3/6/2014	100	110		$ 3,080
5.20%, 3/15/2017	40	46	Regional Authority - 0.29%
GlaxoSmithKline Capital Inc			Province of British Columbia Canada
4.85%, 5/15/2013	150	165	6.50%, 1/15/2026	70	95
6.38%, 5/15/2038	320	406	Province of Manitoba Canada
Medco Health Solutions Inc			2.63%, 7/15/2015	300	316
7.13%, 3/15/2018	60	74	Province of Nova Scotia Canada
Merck & Co Inc			5.13%, 1/26/2017	160	187
4.38%, 2/15/2013	200	216	Province of Ontario Canada
5.00%, 6/30/2019	100	116	1.88%, 11/19/2012	160	164
6.55%, 9/15/2037	40	53	2.70%, 6/16/2015	200	209
Novartis Capital Corp			4.10%, 6/16/2014	380	418
2.90%, 4/24/2015	300	314	4.40%, 4/14/2020	200	223
4.13%, 2/10/2014	50	55	Province of Quebec Canada
4.40%, 4/24/2020	300	335	7.50%, 9/15/2029	50	74
Novartis Securities Investment Ltd				$ 1,686
5.13%, 2/10/2019	50	58	REITS - 0.31%
Pfizer Inc			BioMed Realty LP
4.65%, 3/1/2018	200	225	6.13%, 4/15/2020(a)	25	27
5.35%, 3/15/2015	200	231	Boston Properties LP
6.20%, 3/15/2019	90	111	5.63%, 11/15/2020	100	110
7.20%, 3/15/2039	90	126	6.25%, 1/15/2013	17	19
Teva Pharmaceutical Finance Co LLC			Duke Realty LP
6.15%, 2/1/2036	200	246	7.38%, 2/15/2015	100	113
Watson Pharmaceuticals Inc			ERP Operating LP
5.00%, 8/15/2014	25	27	4.75%, 7/15/2020	200	209
6.13%, 8/15/2019	50	59	5.20%, 4/1/2013	50	55
Wyeth			HCP Inc
5.50%, 2/1/2014	200	226	6.70%, 1/30/2018	60	66
5.95%, 4/1/2037	200	241	Health Care REIT Inc
	$ 4,314		6.13%, 4/15/2020	200	218
Pipelines - 0.53%			ProLogis
Enbridge Energy Partners LP			6.88%, 3/15/2020	260	254
5.20%, 3/15/2020	35	38	7.38%, 10/30/2019	50	50
9.88%, 3/1/2019	40	54	Simon Property Group LP
Energy Transfer Partners LP			5.65%, 2/1/2020	100	112
6.00%, 7/1/2013	300	325	6.75%, 2/1/2040	100	119
6.70%, 7/1/2018	20	23	10.35%, 4/1/2019	50	70
9.00%, 4/15/2019	50	62	UDR Inc
Enterprise Products Operating LLC			5.25%, 1/15/2015	170	180
6.13%, 10/15/2039	45	48	Vornado Realty LP
6.45%, 9/1/2040	300	335	4.25%, 4/1/2015	200	206
6.50%, 1/31/2019	45	52		$ 1,808
6.88%, 3/1/2033	60	70	Retail - 0.59%
Kinder Morgan Energy Partners LP			Costco Wholesale Corp
5.00%, 12/15/2013	300	324	5.30%, 3/15/2012	100	107
5.85%, 9/15/2012	300	321

See accompanying notes.

38

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Retail (continued)			Sovereign (continued)
CVS Caremark Corp			Export Development Canada
6.13%, 9/15/2039	$ 215 $	242	2.25%, 5/28/2015	$ 100 $	104
6.60%, 3/15/2019	50	60	2.38%, 3/19/2012	100	103
Darden Restaurants Inc			2.63%, 11/15/2011	100	103
6.80%, 10/15/2037(b)	105	124	Hungary Government International Bond
Home Depot Inc			4.75%, 2/3/2015	60	60
5.25%, 12/16/2013	250	278	Israel Government International Bond
5.40%, 3/1/2016	90	101	5.13%, 3/26/2019	75	84
5.88%, 12/16/2036	50	53	Japan Bank for International Cooperation/Japan
Lowe's Cos Inc			4.38%, 11/26/2012	100	108
4.63%, 4/15/2020	300	336	Japan Finance Corp
6.65%, 9/15/2037	50	64	1.50%, 7/6/2012	100	101
McDonald's Corp			2.13%, 11/5/2012	300	307
5.35%, 3/1/2018	140	165	Japan Finance Organization for Municipalities
6.30%, 10/15/2037	50	64	5.00%, 5/16/2017	200	233
Nordstrom Inc			Mexico Government International Bond
6.25%, 1/15/2018	50	58	5.63%, 1/15/2017	150	168
Staples Inc			5.95%, 3/19/2019	72	83
9.75%, 1/15/2014	150	186	6.63%, 3/3/2015	6	7
Target Corp			8.00%, 9/24/2022	200	272
6.00%, 1/15/2018	80	97	8.30%, 8/15/2031	150	215
7.00%, 1/15/2038	50	65	11.50%, 5/15/2026	300	540
Walgreen Co			Panama Government International Bond
5.25%, 1/15/2019	120	140	7.25%, 3/15/2015	200	236
Wal-Mart Stores Inc			Peruvian Government International Bond
2.25%, 7/8/2015	100	103	6.55%, 3/14/2037	100	119
3.63%, 7/8/2020	200	208	7.13%, 3/30/2019	50	62
4.13%, 2/1/2019	400	439	7.35%, 7/21/2025	200	257
5.63%, 4/1/2040	150	174	8.75%, 11/21/2033	40	59
6.20%, 4/15/2038	100	123	Poland Government International Bond
6.50%, 8/15/2037	50	64	3.88%, 7/16/2015	300	309
Yum! Brands Inc			6.38%, 7/15/2019	60	71
6.25%, 3/15/2018	115	137	Republic of Italy
6.88%, 11/15/2037	50	62	3.13%, 1/26/2015	140	143
	$ 3,450		5.25%, 9/20/2016	120	132
Semiconductors - 0.06%			5.38%, 6/15/2033	50	52
National Semiconductor Corp			6.88%, 9/27/2023	50	62
3.95%, 4/15/2015	350	367	Republic of Korea
			7.13%, 4/16/2019	90	114
Software - 0.31%			Republic of South Africa
Adobe Systems Inc			5.88%, 5/30/2022	200	228
4.75%, 2/1/2020	200	215	South Africa Government International Bond
Fiserv Inc			6.88%, 5/27/2019	45	55
6.13%, 11/20/2012	180	196	7.38%, 4/25/2012	150	163
Microsoft Corp			Svensk Exportkredit AB
2.95%, 6/1/2014	100	107	5.13%, 3/1/2017	70	81
4.20%, 6/1/2019	450	505	Tennessee Valley Authority
Oracle Corp			4.50%, 4/1/2018	200	229
3.88%, 7/15/2020(a)	300	319	5.25%, 9/15/2039	200	237
5.00%, 7/8/2019	190	218	6.00%, 3/15/2013	200	226
5.38%, 7/15/2040(a)	100	108		$ 8,417
5.75%, 4/15/2018	100	120	Supranational Bank - 1.14%
	$ 1,788		African Development Bank
Sovereign - 1.45%			1.63%, 2/11/2013	200	204
Brazilian Government International Bond			Asian Development Bank
5.88%, 1/15/2019	100	115	2.63%, 2/9/2015	100	105
7.13%, 1/20/2037	120	155	3.63%, 9/5/2013	100	108
8.25%, 1/20/2034	200	287	5.82%, 6/16/2028	60	72
10.50%, 7/14/2014	200	259	6.38%, 10/1/2028	200	258
11.00%, 1/11/2012	100	114	Corp Andina de Fomento
12.25%, 3/6/2030	250	469	5.75%, 1/12/2017	80	88
12.75%, 1/15/2020	200	335	6.88%, 3/15/2012	100	107
Canada Government International Bond			Council Of Europe Development Bank
2.38%, 9/10/2014	400	419	2.75%, 2/10/2015	100	105
Chile Government International Bond			European Investment Bank
7.13%, 1/11/2012	500	538	1.63%, 3/15/2013	100	102
Eksportfinans ASA			1.75%, 9/14/2012	300	307
3.00%, 11/17/2014	130	137	1.88%, 6/17/2013	200	206
5.00%, 2/14/2012	250	266	2.00%, 2/10/2012	300	306

See accompanying notes.

39

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Supranational Bank (continued)			Telecommunications (continued)
European Investment Bank (continued)			Rogers Communications Inc
2.75%, 3/23/2015	$ 300 $	316	6.80%, 8/15/2018	$ 120	$ 148
3.13%, 6/4/2014	170	182	7.50%, 3/15/2015	60	73
3.25%, 10/14/2011	400	413	Rogers Wireless Inc
3.38%, 6/12/2013	300	320	6.38%, 3/1/2014	65	74
4.88%, 2/16/2016	500	576	Telecom Italia Capital SA
4.88%, 1/17/2017	100	116	5.25%, 11/15/2013	105	112
4.88%, 2/15/2036	100	115	6.38%, 11/15/2033	265	263
5.13%, 9/13/2016	100	117	7.00%, 6/4/2018	10	11
5.13%, 5/30/2017	100	118	Telefonica Emisiones SAU
Inter-American Development Bank			4.95%, 1/15/2015	120	130
1.63%, 7/15/2013	200	204	5.13%, 4/27/2020	500	539
1.75%, 10/22/2012	160	163	7.05%, 6/20/2036	70	84
2.25%, 7/15/2015	100	103	Verizon Communications Inc
3.88%, 9/17/2019	300	333	6.25%, 4/1/2037	35	40
3.88%, 2/14/2020	100	111	6.35%, 4/1/2019	135	163
International Bank for Reconstruction &			6.40%, 2/15/2038	50	59
Development			6.90%, 4/15/2038	40	49
1.25%, 6/15/2012	300	302	8.75%, 11/1/2018	300	404
1.75%, 7/15/2013	300	308	8.95%, 3/1/2039	115	171
2.00%, 4/2/2012	150	153	Verizon Global Funding Corp
2.38%, 5/26/2015	200	209	7.75%, 12/1/2030	360	469
7.63%, 1/19/2023	50	73	Vodafone Group PLC
International Finance Corp			5.35%, 2/27/2012	950	1,005
4.75%, 4/25/2012	300	319	5.63%, 2/27/2017	190	216
Nordic Investment Bank					$ 8,872
5.00%, 2/1/2017	100	117	Toys, Games & Hobbies - 0.02%
	$ 6,636		Hasbro Inc
Telecommunications - 1.52%			6.35%, 3/15/2040	100	104
America Movil SA de CV
5.50%, 3/1/2014	110	122	Transportation - 0.30%
America Movil SAB de CV			Burlington Northern Santa Fe LLC
6.13%, 3/30/2040(a)	100	113	4.30%, 7/1/2013	200	215
American Tower Corp			4.70%, 10/1/2019	130	143
7.00%, 10/15/2017	125	145	5.65%, 5/1/2017	30	35
AT&T Corp			Canadian National Railway Co
7.30%, 11/15/2011(b)	1,200	1,292	5.55%, 3/1/2019	60	72
8.00%, 11/15/2031(b)	130	178	CSX Corp
AT&T Inc			6.25%, 3/15/2018	175	208
5.60%, 5/15/2018	40	46	Norfolk Southern Corp
6.15%, 9/15/2034	255	281	5.26%, 9/17/2014	400	447
6.30%, 1/15/2038	310	355	7.05%, 5/1/2037	60	78
6.50%, 9/1/2037	60	70	Union Pacific Corp
6.55%, 2/15/2039	100	119	5.45%, 1/31/2013	200	219
British Telecommunications PLC			7.88%, 1/15/2019	80	105
5.95%, 1/15/2018	110	121	United Parcel Service Inc
Cellco Partnership / Verizon Wireless Capital LLC			3.88%, 4/1/2014	90	98
8.50%, 11/15/2018	80	108	6.20%, 1/15/2038	90	112
CenturyLink Inc					$ 1,732
7.60%, 9/15/2039	100	97	Water - 0.00%
Cisco Systems Inc			American Water Capital Corp
4.45%, 1/15/2020	400	440	6.59%, 10/15/2037	20	24
4.95%, 2/15/2019	130	149
5.90%, 2/15/2039	100	117	TOTAL BONDS		$ 187,331
Deutsche Telekom International Finance BV				Principal
5.75%, 3/23/2016	300	344		Amount
8.75%, 6/15/2030(b)	90	126
			MUNICIPAL BONDS - 0.67%	(000's)	Value (000's)
Embarq Corp			California - 0.27%
7.08%, 6/1/2016	100	109	East Bay Municipal Utility District
France Telecom SA			5.87%, 6/1/2040	$ 120	$ 140
8.50%, 3/1/2031(b)	50	73
			Los Angeles Unified School District/CA
Motorola Inc			5.75%, 7/1/2034	245	252
8.00%, 11/1/2011	50	53	5.76%, 7/1/2029	200	207
New Cingular Wireless Services Inc			6.76%, 7/1/2034	130	148
8.75%, 3/1/2031	100	146	San Diego County Water Authority
Qwest Corp			6.14%, 5/1/2049	40	45
8.38%, 5/1/2016	80	93	State of California
8.88%, 3/15/2012(b)	150	165	5.65%, 4/1/2039(b)	100	106
			6.65%, 3/1/2022	300	337

See accompanying notes.

40

Schedule of Investments Bond Market Index Fund August 31, 2010

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
California (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
State of California (continued)			4.00%, 3/1/2040(e)	$ 399	$ 413
7.30%, 10/1/2039	$ 100	$ 110	4.00%, 9/1/2040(e),(f)	500	517
7.63%, 3/1/2040	200	230	4.50%, 11/1/2018(e)	500	528
		$ 1,575	4.50%, 1/1/2024(e)	614	651
Connecticut - 0.02%			4.50%, 7/1/2024(e)	296	313
State of Connecticut			4.50%, 9/1/2024(e)	376	398
5.85%, 3/15/2032	100	118	4.50%, 9/1/2024(e)	453	482
			4.50%, 9/1/2024(e)	454	483
Georgia - 0.10%			4.50%, 5/1/2025(e)	494	523
Municipal Electric Authority of Georgia			4.50%, 2/1/2030(e)	487	516
6.64%, 4/1/2057	200	213	4.50%, 8/1/2030(e)	371	393
State of Georgia			4.50%, 2/1/2039(e)	2,683	2,819
4.50%, 11/1/2025	300	333	4.50%, 3/1/2039(e)	921	967
		$ 546	4.50%, 10/1/2039(e)	992	1,041
			4.50%, 2/1/2040(e)	977	1,033
Illinois - 0.08%
Chicago Transit Authority			4.50%, 2/1/2040(e)	970	1,018
6.20%, 12/1/2040	40	40	4.50%, 2/1/2040(e)	300	315
County of Cook IL			4.50%, 4/1/2040(e)	1,666	1,750
6.23%, 11/15/2034	100	106	4.50%, 5/1/2040(e)	497	522
State of Illinois			4.50%, 5/1/2040(e)	989	1,039
2.77%, 1/1/2012	200	201	4.50%, 9/1/2040(e),(f)	1,000	1,049
5.10%, 6/1/2033	150	128	4.50%, 10/1/2040(e),(f)	1,000	1,046
		$ 475	4.96%, 4/1/2038(b),(e)	181	192
			4.97%, 6/1/2038(b),(e)	237	252
Nevada - 0.03%			5.00%, 12/1/2012(e)	454	466
County of Clark NV			5.00%, 5/1/2018(e)	202	216
6.82%, 7/1/2045	100	115	5.00%, 9/1/2022(e)	423	450
6.88%, 7/1/2042	45	47	5.00%, 7/1/2023(e)	309	329
		$ 162	5.00%, 7/1/2024(e)	354	377
New Jersey - 0.02%			5.00%, 2/1/2030(e)	204	217
New Jersey Economic Development			5.00%, 3/1/2030(e)	143	153
Authority AGM			5.00%, 9/1/2033(e)	968	1,037
0.00%, 2/15/2023(d)	200	101
			5.00%, 5/1/2034(e)	712	763
New Jersey Transportation Trust Fund Authority			5.00%, 8/1/2035(e)	427	456
6.56%, 12/15/2040	50	58	5.00%, 9/1/2035(e)	722	770
		$ 159	5.00%, 10/1/2035(e)	944	1,007
New York - 0.12%			5.00%, 12/1/2035(e)	982	1,047
Metropolitan Transportation Authority			5.00%, 4/1/2036(e)	144	154
6.55%, 11/15/2031	130	141	5.00%, 3/1/2039(e)	961	1,021
6.65%, 11/15/2039	100	111	5.00%, 7/1/2039(e)	845	902
New York City Municipal Water Finance Authority			5.00%, 10/1/2039(e)	775	824
5.72%, 6/15/2042	100	112	5.00%, 1/1/2040(e)	1,356	1,441
New York State Dormitory Authority			5.00%, 3/1/2040(e)	293	311
5.60%, 3/15/2040	100	109	5.00%, 7/1/2040(e)	1,190	1,264
Port Authority of New York & New Jersey GO OF			5.00%, 7/1/2040(e)	1,000	1,062
AUTH			5.00%, 9/1/2040(e),(f)	500	531
6.04%, 12/1/2029	200	228	5.00%, 10/1/2040(e),(f)	500	529
		$ 701	5.50%, 2/1/2017(e)	276	297
Texas - 0.03%			5.50%, 1/1/2018(e)	86	92
Dallas Convention Center Hotel Development Corp			5.50%, 1/1/2022(e)	253	272
7.09%, 1/1/2042	180	202	5.50%, 9/1/2025(e),(f)	200	215
			5.50%, 1/1/2034(e)	483	520
TOTAL MUNICIPAL BONDS		$ 3,938	5.50%, 1/1/2034(e)	2,008	2,168
	Principal		5.50%, 3/1/2034(e)	960	1,036
U.S. GOVERNMENT & GOVERNMENT	Amount		5.50%, 10/1/2034(e)	464	500
AGENCY OBLIGATIONS - 65.32%	(000's)	Value (000's)	5.50%, 2/1/2035(e)	33	35
Federal Home Loan Mortgage Corporation (FHLMC) - 10.72%			5.50%, 11/1/2035(e)	902	968
4.00%, 6/1/2014(e)	$ 300	$ 308	5.50%, 5/1/2036(e)	200	214
4.00%, 12/1/2024(e)	185	195	5.50%, 5/1/2036(e)	746	803
4.00%, 2/1/2025(e)	484	508	5.50%, 7/1/2036(e)	821	884
4.00%, 3/1/2025(e)	294	309	5.50%, 11/1/2037(e)	500	534
4.00%, 4/1/2025(e)	491	517	5.50%, 5/1/2038(e)	18	19
4.00%, 6/1/2025(e)	496	521	5.50%, 6/1/2038(e)	146	156
4.00%, 9/1/2025(e)	800	840	5.50%, 6/1/2038(e)	389	415
4.00%, 7/1/2039(e)	399	415	5.50%, 7/1/2038(e)	962	1,028
4.00%, 9/1/2039(e)	219	228	5.50%, 7/1/2038(e)	272	291
4.00%, 12/1/2039(e)	581	602	5.50%, 10/1/2038(e)	306	327
4.00%, 12/1/2039(e)	296	307	5.50%, 11/1/2038(e)	510	545
4.00%, 1/1/2040(e)	448	463	5.50%, 1/1/2040(e)	752	804

See accompanying notes.

41

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 9/1/2040(e),(f)	$ 500	$ 534	4.50%, 9/1/2020(e)	$ 196	$ 209
5.60%, 6/1/2037(b),(e)	428	454	4.50%, 5/1/2022(e)	564	603
6.00%, 5/1/2021(e)	180	195	4.50%, 4/1/2024(e)	466	494
6.00%, 11/1/2022(e)	172	186	4.50%, 11/1/2024(e)	564	598
6.00%, 2/1/2027(e)	470	507	4.50%, 12/1/2024(e)	409	434
6.00%, 6/1/2034(e)	950	1,044	4.50%, 12/1/2024(e)	657	697
6.00%, 8/1/2034(e)	189	206	4.50%, 2/1/2025(e)	496	525
6.00%, 6/1/2036(e)	906	977	4.50%, 2/1/2025(e)	290	307
6.00%, 2/1/2037(e)	120	130	4.50%, 4/1/2025(e)	30	31
6.00%, 11/1/2037(e)	967	1,042	4.50%, 4/1/2025(e)	92	98
6.00%, 1/1/2038(e)	617	667	4.50%, 7/1/2029(e)	120	126
6.00%, 5/1/2038(e)	673	737	4.50%, 2/1/2030(e)	482	512
6.00%, 7/1/2038(e)	725	780	4.50%, 4/1/2030(e)	159	169
6.00%, 8/1/2038(e)	472	517	4.50%, 8/1/2033(e)	958	1,018
6.00%, 9/1/2038(e)	577	621	4.50%, 1/1/2036(e)	71	75
6.00%, 12/1/2039(e)	178	191	4.50%, 3/1/2036(e)	108	114
6.00%, 9/1/2040(e),(f)	200	215	4.50%, 1/1/2039(e)	300	316
6.50%, 12/1/2015(e)	4	4	4.50%, 2/1/2039(e)	780	821
6.50%, 3/1/2029(e)	33	36	4.50%, 4/1/2039(e)	955	1,015
6.50%, 5/1/2031(e)	18	20	4.50%, 4/1/2039(e)	990	1,041
6.50%, 10/1/2031(e)	7	7	4.50%, 4/1/2039(e)	485	510
6.50%, 2/1/2032(e)	5	6	4.50%, 6/1/2039(e)	1,163	1,223
6.50%, 5/1/2032(e)	3	3	4.50%, 12/1/2039(e)	976	1,029
6.50%, 5/1/2032(e)	15	17	4.50%, 12/1/2039(e)	976	1,027
6.50%, 8/1/2037(e)	153	166	4.50%, 1/1/2040(e)	1,119	1,180
6.50%, 11/1/2037(e)	471	514	4.50%, 2/1/2040(e)	490	515
6.50%, 12/1/2037(e)	71	77	4.50%, 2/1/2040(e)	746	789
6.50%, 9/1/2038(e)	679	738	4.50%, 4/1/2040(e)	1,765	1,855
6.50%, 10/1/2038(e)	98	106	4.50%, 5/1/2040(e)	498	523
6.50%, 1/1/2039(e)	447	486	4.50%, 5/1/2040(e)	494	519
7.00%, 12/1/2030(e)	3	3	4.50%, 8/1/2040(e)	1,048	1,102
7.00%, 1/1/2032(e)	8	10	4.50%, 9/1/2040(e),(f)	1,000	1,050
7.00%, 9/1/2038(e)	249	278	4.58%, 4/1/2038(b),(e)	215	226
7.50%, 12/1/2015(e)	6	6	5.00%, 4/1/2014(e)	134	139
7.50%, 10/1/2030(e)	17	19	5.00%, 4/1/2018(e)	13	13
7.50%, 12/1/2030(e)	1	1	5.00%, 11/1/2018(e)	88	95
7.50%, 4/1/2032(e)	10	11	5.00%, 6/1/2019(e)	576	617
8.00%, 11/1/2030(e)	1	1	5.00%, 7/1/2019(e)	148	158
		$ 62,435	5.00%, 11/1/2021(e)	279	298
Federal National Mortgage Association (FNMA) - 16.19%			5.00%, 1/1/2023(e)	259	276
3.12%, 6/1/2040(b),(e)	488	503	5.00%, 2/1/2023(e)	509	541
3.23%, 12/1/2039(b),(e)	607	630	5.00%, 7/1/2023(e)	376	400
3.39%, 3/1/2040(b),(e)	483	504	5.00%, 7/1/2024(e)	264	282
3.45%, 1/1/2040(b),(e)	493	512	5.00%, 9/1/2025(e),(f)	500	532
3.72%, 2/1/2040(b),(e)	714	747	5.00%, 3/1/2030(e)	583	622
4.00%, 9/1/2024(e)	239	252	5.00%, 5/1/2033(e)	566	606
4.00%, 3/1/2025(e)	485	510	5.00%, 5/1/2033(e)	359	385
4.00%, 4/1/2025(e)	195	206	5.00%, 7/1/2033(e)	2,592	2,779
4.00%, 5/1/2025(e)	498	524	5.00%, 8/1/2033(e)	189	203
4.00%, 5/1/2025(e)	587	618	5.00%, 11/1/2033(e)	1,412	1,514
4.00%, 5/1/2025(e)	296	311	5.00%, 2/1/2034(e)	175	188
4.00%, 5/1/2025(e)	149	157	5.00%, 3/1/2034(e)	235	252
4.00%, 6/1/2025(e)	395	416	5.00%, 7/1/2035(e)	15	16
4.00%, 6/1/2025(e)	294	309	5.00%, 7/1/2035(e)	851	909
4.00%, 8/1/2025(e)	500	526	5.00%, 10/1/2035(e)	900	961
4.00%, 4/1/2029(e)	377	396	5.00%, 3/1/2036(e)	1,096	1,171
4.00%, 3/1/2039(e)	676	701	5.00%, 1/1/2039(e)	953	1,014
4.00%, 5/1/2039(e)	41	43	5.00%, 4/1/2039(e)	983	1,045
4.00%, 8/1/2039(e)	712	739	5.00%, 7/1/2039(e)	791	841
4.00%, 8/1/2039(e)	98	102	5.00%, 10/1/2039(e)	765	813
4.00%, 10/1/2039(e)	200	207	5.00%, 12/1/2039(e)	485	516
4.00%, 11/1/2039(e)	496	514	5.00%, 1/1/2040(e)	959	1,020
4.00%, 11/1/2039(e)	200	207	5.00%, 2/1/2040(e)	925	1,000
4.00%, 12/1/2039(e)	398	413	5.00%, 6/1/2040(e)	993	1,056
4.00%, 2/1/2040(e)	26	27	5.00%, 6/1/2040(e)	395	420
4.00%, 2/1/2040(e)	820	850	5.00%, 9/1/2040(e),(f)	2,500	2,655
4.00%, 5/1/2040(e)	558	579	5.43%, 6/1/2037(b),(e)	587	626
4.00%, 5/1/2040(e)	199	207	5.46%, 1/1/2036(b),(e)	336	360
4.12%, 10/9/2019(e),(g)	250	165	5.50%, 5/1/2019(e)	157	170

See accompanying notes.

42

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.50%, 1/1/2021(e)	$ 128	$ 138	6.50%, 8/1/2034(e)	$ 435	$ 483
5.50%, 5/1/2021(e)	218	235	6.50%, 9/1/2034(e)	435	480
5.50%, 10/1/2021(e)	143	155	6.50%, 10/1/2034(e)	97	107
5.50%, 11/1/2022(e)	282	305	6.50%, 7/1/2037(e)	27	29
5.50%, 7/1/2023(e)	33	35	6.50%, 7/1/2037(e)	36	39
5.50%, 12/1/2023(e)	241	259	6.50%, 2/1/2038(e)	23	25
5.50%, 6/1/2028(e)	359	385	6.50%, 3/1/2038(e)	1,530	1,668
5.50%, 9/1/2028(e)	139	149	6.50%, 9/1/2040(e),(f)	300	327
5.50%, 12/1/2029(e)	470	504	7.00%, 12/1/2037(e)	500	556
5.50%, 5/1/2034(e)	1,042	1,126	7.00%, 12/1/2037(e)	588	654
5.50%, 11/1/2034(e)	885	955			$ 94,318
5.50%, 1/1/2035(e)	164	178	Government National Mortgage Association (GNMA) - 6.05%
5.50%, 3/1/2035(e)	480	519	4.00%, 6/15/2039	187	195
5.50%, 4/1/2035(e)	48	52	4.00%, 7/20/2040	599	625
5.50%, 8/1/2035(e)	244	263	4.50%, 6/15/2034	20	21
5.50%, 9/1/2035(e)	113	121	4.50%, 5/15/2039	659	705
5.50%, 10/1/2035(e)	86	92	4.50%, 6/15/2039	1,495	1,590
5.50%, 10/1/2035(e)	65	71	4.50%, 7/15/2039	493	524
5.50%, 1/1/2036(e)	167	180	4.50%, 11/15/2039	451	480
5.50%, 4/1/2036(e)	969	1,048	4.50%, 11/15/2039	2,464	2,621
5.50%, 4/1/2036(e)	72	77	4.50%, 2/15/2040	576	612
5.50%, 7/1/2036(e)	587	633	4.50%, 2/15/2040	198	211
5.50%, 8/1/2036(e)	841	905	4.50%, 2/15/2040	431	459
5.50%, 9/1/2036(e)	1,645	1,778	4.50%, 2/15/2040	421	448
5.50%, 9/1/2036(e)	698	754	4.50%, 2/15/2040	240	255
5.50%, 11/1/2036(e)	387	415	4.50%, 3/15/2040	994	1,057
5.50%, 1/1/2037(e)	766	824	4.50%, 5/15/2040	446	475
5.50%, 2/1/2037(e)	887	949	4.50%, 9/1/2040(f)	1,600	1,698
5.50%, 5/1/2037(e)	490	524	5.00%, 8/15/2033	979	1,061
5.50%, 7/1/2037(e)	240	256	5.00%, 10/15/2038	621	669
5.50%, 7/1/2037(e)	473	507	5.00%, 5/15/2039	293	316
5.50%, 1/1/2038(e)	300	321	5.00%, 6/15/2039	488	529
5.50%, 2/1/2038(e)	503	541	5.00%, 6/15/2039	477	517
5.50%, 7/1/2038(e)	711	761	5.00%, 6/20/2039	898	966
5.50%, 9/1/2038(e)	200	214	5.00%, 7/15/2039	412	446
5.50%, 12/1/2038(e)	481	519	5.00%, 7/15/2039	482	523
5.50%, 1/1/2039(e)	499	535	5.00%, 8/15/2039	478	514
5.50%, 4/1/2039(e)	279	299	5.00%, 9/15/2039	489	530
5.50%, 10/1/2039(e)	304	325	5.00%, 9/15/2039	494	532
5.50%, 12/1/2039(e)	476	510	5.00%, 9/15/2039	395	425
5.50%, 12/1/2039(e)	961	1,029	5.00%, 11/15/2039	489	531
5.50%, 9/1/2040(e),(f)	500	535	5.00%, 2/15/2040	497	539
5.86%, 10/1/2047(b),(e)	287	307	5.00%, 2/15/2040	490	532
6.00%, 8/1/2012(e)	247	254	5.00%, 6/15/2040	500	538
6.00%, 1/1/2014(e)	155	160	5.00%, 6/20/2040	996	1,072
6.00%, 1/1/2016(e)	160	172	5.00%, 7/20/2040	998	1,074
6.00%, 10/1/2016(e)	7	7	5.00%, 10/1/2040(f)	1,000	1,072
6.00%, 11/1/2017(e)	266	287	5.50%, 11/15/2034	1,084	1,180
6.00%, 10/1/2033(e)	126	139	5.50%, 2/15/2035	465	506
6.00%, 12/1/2033(e)	323	354	5.50%, 3/15/2036	434	471
6.00%, 7/1/2035(e)	960	1,058	5.50%, 4/15/2036	449	488
6.00%, 7/1/2035(e)	2,491	2,700	5.50%, 12/15/2036	275	299
6.00%, 10/1/2035(e)	789	858	5.50%, 4/15/2037	600	651
6.00%, 6/1/2036(e)	572	618	5.50%, 6/15/2038	462	501
6.00%, 2/1/2037(e)	334	361	5.50%, 1/15/2039	510	553
6.00%, 3/1/2037(e)	489	528	5.50%, 5/15/2039	189	205
6.00%, 6/1/2037(e)	474	511	5.50%, 12/15/2039	838	909
6.00%, 7/1/2037(e)	237	256	5.50%, 9/1/2040(f)	200	216
6.00%, 10/1/2037(e)	116	126	6.00%, 7/15/2032	10	11
6.00%, 11/1/2037(e)	26	28	6.00%, 12/15/2032	23	25
6.00%, 1/1/2038(e)	520	560	6.00%, 10/15/2034	563	618
6.00%, 1/1/2038(e)	500	539	6.00%, 11/20/2037	598	652
6.00%, 5/1/2038(e)	465	501	6.00%, 8/15/2038	479	522
6.00%, 8/1/2038(e)	739	796	6.00%, 9/15/2039	859	942
6.00%, 9/1/2038(e)	1,125	1,213	6.00%, 9/15/2039	945	1,030
6.50%, 7/1/2020(e)	175	187	6.50%, 5/15/2023	5	6
6.50%, 12/1/2031(e)	7	8	6.50%, 10/20/2028	12	13
6.50%, 7/1/2032(e)	138	153	6.50%, 2/20/2032	6	7
6.50%, 11/1/2033(e)	152	169	6.50%, 5/20/2032	2	2

See accompanying notes.

43

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
6.50%, 5/15/2037	$ 519	$ 570	2.75%, 11/30/2016	$ 939	$ 994
6.50%, 8/20/2038	462	508	2.75%, 5/31/2017	1,000	1,056
7.00%, 7/15/2031	11	13	2.75%, 2/15/2019	1,000	1,039
8.00%, 8/20/2029	2	2	2.88%, 1/31/2013	300	317
		$ 35,262	3.00%, 8/31/2016	1,000	1,075
U.S. Treasury - 32.36%			3.00%, 9/30/2016	841	904
0.38%, 8/31/2012	1,000	998	3.00%, 2/28/2017	1,500	1,608
0.63%, 6/30/2012	1,250	1,254	3.13%, 4/30/2013	750	800
0.63%, 7/31/2012	2,550	2,558	3.13%, 8/31/2013	1,100	1,180
0.75%, 11/30/2011	1,500	1,507	3.13%, 9/30/2013	1,100	1,180
0.75%, 5/31/2012	2,020	2,030	3.13%, 10/31/2016	1,800	1,947
0.88%, 1/31/2012	1,250	1,259	3.13%, 1/31/2017	2,000	2,160
0.88%, 2/29/2012	1,700	1,712	3.13%, 4/30/2017	550	594
1.00%, 8/31/2011	2,564	2,582	3.13%, 5/15/2019	1,090	1,161
1.00%, 9/30/2011	2,790	2,810	3.25%, 5/31/2016	1,000	1,091
1.00%, 10/31/2011	2,098	2,114	3.25%, 6/30/2016	1,000	1,090
1.00%, 12/31/2011	1,205	1,215	3.25%, 7/31/2016	1,000	1,091
1.00%, 3/31/2012	700	706	3.25%, 12/31/2016	1,304	1,418
1.00%, 4/30/2012	2,500	2,523	3.25%, 3/31/2017	700	761
1.00%, 7/15/2013	1,250	1,261	3.38%, 11/30/2012	950	1,011
1.13%, 12/15/2011	1,000	1,010	3.38%, 6/30/2013	800	861
1.13%, 1/15/2012	500	505	3.38%, 7/31/2013	500	539
1.13%, 12/15/2012	1,153	1,168	3.38%, 11/15/2019	2,000	2,160
1.13%, 6/15/2013	1,000	1,012	3.50%, 5/31/2013	900	971
1.38%, 2/15/2012	1,000	1,014	3.50%, 2/15/2018	950	1,049
1.38%, 3/15/2012	1,000	1,015	3.50%, 5/15/2020	1,300	1,416
1.38%, 4/15/2012	1,000	1,016	3.50%, 2/15/2039	1,020	1,014
1.38%, 5/15/2012	1,000	1,016	3.63%, 12/31/2012	300	322
1.38%, 9/15/2012	1,000	1,018	3.63%, 5/15/2013	1,400	1,515
1.38%, 10/15/2012	1,301	1,325	3.63%, 8/15/2019	1,000	1,103
1.38%, 11/15/2012	1,184	1,205	3.63%, 2/15/2020	2,300	2,531
1.38%, 1/15/2013	1,500	1,528	3.75%, 11/15/2018	1,300	1,456
1.38%, 2/15/2013	1,000	1,019	3.88%, 10/31/2012	1,500	1,610
1.38%, 3/15/2013	1,000	1,019	3.88%, 2/15/2013	1,500	1,623
1.38%, 5/15/2013	2,750	2,803	3.88%, 5/15/2018	700	791
1.50%, 7/15/2012	750	765	4.00%, 11/15/2012	500	539
1.50%, 12/31/2013	550	563	4.00%, 2/15/2014	1,000	1,108
1.75%, 11/15/2011	500	508	4.00%, 2/15/2015	1,850	2,078
1.75%, 8/15/2012	2,000	2,050	4.00%, 8/15/2018	1,740	1,982
1.75%, 4/15/2013	2,000	2,058	4.13%, 5/15/2015	750	849
1.75%, 1/31/2014	900	927	4.25%, 9/30/2012	300	323
1.75%, 3/31/2014	800	824	4.25%, 8/15/2013	1,000	1,105
1.75%, 7/31/2015	1,500	1,531	4.25%, 11/15/2013	1,900	2,113
1.88%, 6/15/2012	1,000	1,026	4.25%, 8/15/2014	1,500	1,688
1.88%, 2/28/2014	2,000	2,069	4.25%, 11/15/2014	1,100	1,244
1.88%, 4/30/2014	1,000	1,034	4.25%, 8/15/2015	1,200	1,368
1.88%, 6/30/2015	2,000	2,055	4.25%, 11/15/2017	700	809
2.00%, 11/30/2013	400	416	4.25%, 5/15/2039	860	971
2.13%, 11/30/2014	1,500	1,562	4.38%, 2/15/2038	500	579
2.13%, 5/31/2015	1,950	2,028	4.38%, 11/15/2039	1,050	1,210
2.25%, 5/31/2014	1,500	1,572	4.38%, 5/15/2040	1,700	1,961
2.25%, 1/31/2015	2,565	2,683	4.50%, 3/31/2012	1,100	1,171
2.38%, 8/31/2014	1,500	1,578	4.50%, 4/30/2012	1,100	1,175
2.38%, 9/30/2014	1,700	1,789	4.50%, 11/15/2015	1,100	1,274
2.38%, 10/31/2014	2,700	2,840	4.50%, 2/15/2016	1,000	1,158
2.38%, 2/28/2015	1,600	1,682	4.50%, 5/15/2017	500	584
2.38%, 3/31/2016	1,500	1,566	4.50%, 2/15/2036	1,100	1,298
2.38%, 7/31/2017	900	928	4.50%, 5/15/2038	350	413
2.50%, 3/31/2013	2,000	2,098	4.50%, 8/15/2039	1,065	1,252
2.50%, 3/31/2015	1,800	1,903	4.63%, 8/31/2011	1,200	1,252
2.50%, 4/30/2015	2,000	2,114	4.63%, 11/15/2016	1,000	1,173
2.50%, 6/30/2017	900	935	4.63%, 2/15/2017	300	352
2.63%, 6/30/2014	1,180	1,253	4.63%, 2/15/2040	1,150	1,380
2.63%, 7/31/2014	1,000	1,062	4.75%, 5/15/2014	800	913
2.63%, 12/31/2014	1,560	1,657	4.75%, 8/15/2017	1,150	1,365
2.63%, 2/29/2016	2,325	2,459	4.75%, 2/15/2037	750	921
2.63%, 4/30/2016	500	528	4.88%, 2/15/2012	750	799
2.75%, 2/28/2013	1,000	1,054	4.88%, 8/15/2016	900	1,067
2.75%, 10/31/2013	525	558	5.00%, 5/15/2037	600	765

See accompanying notes.

44

Schedule of Investments
Bond Market Index Fund
August 31, 2010

	Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		Unrealized Appreciation (Depreciation)
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	The net federal income tax unrealized appreciation (depreciation) and federal tax
U.S. Treasury (continued)			cost of investments held as of the period end were as follows:
5.13%, 5/15/2016	$ 900	$ 1,076
5.25%, 11/15/2028	1,050	1,349	Unrealized Appreciation	$ 19,552
5.25%, 2/15/2029	650	836	Unrealized Depreciation	(435)
5.38%, 2/15/2031	900	1,181	Net Unrealized Appreciation (Depreciation)	$ 19,117
5.50%, 8/15/2028	435	574	Cost for federal income tax purposes	$ 577,489
6.00%, 2/15/2026	405	554	All dollar amounts are shown in thousands (000's)
6.13%, 11/15/2027	250	350
6.13%, 8/15/2029	485	687	Portfolio Summary (unaudited)
6.25%, 5/15/2030	830	1,196	Sector	Percent
6.38%, 8/15/2027	350	502	Government	41 .50%
6.50%, 11/15/2026	500	722	Mortgage Securities	35 .87%
6.88%, 8/15/2025	1,025	1,507	Financial	12 .51%
7.13%, 2/15/2023	500	726	Communications	2 .62%
7.50%, 11/15/2016	600	804	Consumer, Non-cyclical	2 .52%
7.63%, 2/15/2025	400	621	Energy	1 .91%
7.88%, 2/15/2021	500	745	Utilities	1 .46%
8.00%, 11/15/2021	1,050	1,592	Industrial	1 .01%
8.13%, 8/15/2019	400	588	Basic Materials	0 .76%
8.13%, 5/15/2021	500	759	Consumer, Cyclical	0 .74%
9.88%, 11/15/2015	250	356	Technology	0 .62%
10.63%, 8/15/2015	200	290	General Obligation	0 .39%
		$ 188,569	Revenue	0 .23%
TOTAL U.S. GOVERNMENT &			Asset Backed Securities	0 .20%
GOVERNMENT AGENCY OBLIGATIONS		$ 380,584	Insured	0 .05%
	Maturity		Liabilities in Excess of Other Assets, Net	(2 .39)%
	Amount		TOTAL NET ASSETS	100.00%
REPURCHASE AGREEMENTS - 4.25%	(000's)	Value (000's)
Banks - 4.25%
Investment in Joint Trading Account; Bank of	$ 6,188	$ 6,188
America Repurchase Agreement; 0.24%
dated 08/31/10 maturing 09/01/10
(collateralized by Sovereign Agency Issues;
$6,311,942; 1.55% - 5.00%; dated 07/08/13 -
03/15/16)
Investment in Joint Trading Account; Credit Suisse	6,188	6,188
Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
US Treasury Note; $6,311,942; 4.50%; dated
05/15/38)
Investment in Joint Trading Account; Deutsche	6,188	6,189
Bank Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
Sovereign Agency Issues; $6,311,942; 0.50%
- 5.87%; dated 12/08/10 - 06/15/38)
Investment in Joint Trading Account; Morgan	6,188	6,188
Stanley Repurchase Agreement; 0.23% dated
08/31/10 maturing 09/01/10 (collateralized by
Sovereign Agency Issues; $6,311,942; 0.00%
- 7.27%; dated 08/11/11 - 01/15/48)
		$ 24,753
TOTAL REPURCHASE AGREEMENTS		$ 24,753
Total Investments		$ 596,606
Liabilities in Excess of Other Assets, Net - (2.39)%		$ (13,941)
TOTAL NET ASSETS - 100.00%		$ 582,665

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,067 or 0.35% of net assets.
(b)	Variable Rate. Rate shown is in effect at August 31, 2010.
(c)	Security purchased on a when-issued basis.
(d)	Non-Income Producing Security
(e)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.
(g)	Rate shown is the discount rate.

See accompanying notes.

45

Schedule of Investments
Diversified Real Asset Fund
August 31, 2010

COMMON STOCKS - 43.17%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals - 0.11%			Oil & Gas (continued)
Potash Corp of Saskatchewan Inc	1,343 $	198	Atlas Energy Inc (a)	3,719 $	101
			Bankers Petroleum Ltd (a)	24,693	158
Coal - 0.17%			BG Group PLC	23,453	378
Alpha Natural Resources Inc (a)	8,575	318	Cabot Oil & Gas Corp	8,885	247
			Cairn Energy PLC (a)	57,852	415
Commercial Services - 0.10%			Canadian Natural Resources Ltd	10,746	345
Corrections Corp of America (a)	8,220	183	Carrizo Oil & Gas Inc (a)	4,619	97
			Cobalt International Energy Inc (a)	10,952	89
Electric - 0.08%			Concho Resources Inc/Midland TX (a)	8,162	477
NRG Energy Inc (a)	7,232	147	Denbury Resources Inc (a)	10,538	155
			EOG Resources Inc	3,823	332
Electrical Components & Equipment - 0.05%			EQT Corp	6,302	205
Yingli Green Energy Holding Co Ltd ADR(a)	7,749	86	Far East Energy Corp (a)	169,765	63
			Forest Oil Corp (a)	1,343	35
Energy - Alternate Sources - 0.05%			Helmerich & Payne Inc	5,166	191
Linc Energy Ltd (a)	57,755	85	MEG Energy Corp (a) (e)	6,400	187
			Murphy Oil Corp	4,443	239
Iron & Steel - 0.29%			Newfield Exploration Co (a)	6,716	322
Cliffs Natural Resources Inc	7,232	442	Niko Resources Ltd	2,485	245
MMX Mineracao e Metalicos SA (a)	13,948	99	Noble Corp	9,299	289
	$ 541		Noble Energy Inc	6,626	462
Lodging - 0.32%			Occidental Petroleum Corp	5,945	434
Marriott International Inc/DE	5,300	170	OGX Petroleo e Gas Participacoes SA (a)	44,117	526
Starwood Hotels & Resorts Worldwide Inc	9,100	425	Oil Search Ltd	37,608	197
	$ 595		OPTI Canada Inc (a)	12,192	12
			Pacific Rubiales Energy Corp (a)	23,556	556
Metal Fabrication & Hardware - 0.12%
Tenaris SA ADR	6,819	230	Petrohawk Energy Corp (a)	12,398	187
			Petroleo Brasileiro SA ADR	7,304	244
Mining - 4.67%			Range Resources Corp	7,026	238
African Rainbow Minerals Ltd	11,055	231	Reliance Industries Ltd (b)	4,959	194
Agnico-Eagle Mines Ltd	3,926	255	Rosetta Resources Inc (a)	7,423	146
Alcoa Inc	8,162	83	SandRidge Energy Inc (a)	16,737	68
BHP Billiton Ltd ADR	2,994	199	Southwestern Energy Co (a)	14,671	480
Cameco Corp	9,195	224	Suncor Energy Inc	6,716	203
Century Aluminum Co (a)	8,679	87	Talisman Energy Inc	16,944	266
Cia de Minas Buenaventura SA ADR	12,811	530	Ultra Petroleum Corp (a)	7,852	306
Detour Gold Corp (a)	5,304	158	Whiting Petroleum Corp (a)	3,306	281
Eldorado Gold Corp	30,375	596	Woodside Petroleum Ltd	5,889	219
European Goldfields Ltd (a)	30,789	275		$ 10,379
First Quantum Minerals Ltd	6,863	396	Oil & Gas Services - 1.81%
First Uranium Corp (a)	15,300	13	Cameron International Corp (a)	13,690	504
Freeport-McMoRan Copper & Gold Inc	7,232	521	Complete Production Services Inc (a)	8,679	153
Fronteer Gold Inc (a)	15,704	117	Dresser-Rand Group Inc (a)	5,889	209
Gabriel Resources Ltd (a)	29,032	136	Dril-Quip Inc (a)	9,237	488
Goldcorp Inc	6,846	303	FMC Technologies Inc (a)	4,443	275
Hecla Mining Co (a)	31,202	178	Halliburton Co	18,804	531
Highland Gold Mining Ltd (a)	4,500	9	Integra Group Holdings (a)	26,139	56
Impala Platinum Holdings Ltd ADR	10,125	237	National Oilwell Varco Inc	11,132	418
Kinross Gold Corp	21,977	372	PAA Natural Gas Storage LP	3,993	95
Nevsun Resources Ltd (a)	35,748	168	Schlumberger Ltd	8,059	430
Newcrest Mining Ltd	10,243	339	Superior Energy Services Inc (a)	8,369	180
Newmont Mining Corp	5,320	326		$ 3,339
Northern Dynasty Minerals Ltd (a)	11,158	76	Pipelines - 10.05%
Pan American Silver Corp	11,468	284	Buckeye Partners LP	15,870	969
Quadra FNX Mining Ltd (a)	7,370	81	Chesapeake Midstream Partners LP (a)	5,295	125
Randgold Resources Ltd ADR	3,719	344	Copano Energy LLC	18,300	460
Rio Tinto PLC ADR	4,959	250	DCP Midstream Partners LP	12,200	387
Seabridge Gold Inc (a)	4,649	140	Duncan Energy Partners LP	7,000	194
SEMAFO Inc (a)	50,212	412	Enbridge Energy Partners LP	14,400	774
Silver Wheaton Corp (a)	12,915	291	Energy Transfer Equity LP	22,785	792
Southern Copper Corp	4,546	137	Energy Transfer Partners LP	25,400	1,161
Sterlite Industries India Ltd ADR	20,664	266	Enterprise Products Partners LP	43,300	1,601
Tahoe Resources Inc (a)	4,000	30	Holly Energy Partners LP	12,804	640
Vale SA ADR	14,155	379	Kinder Morgan Energy Partners LP	19,300	1,293
Western Areas NL	12,192	56	Kinder Morgan Management LLC (a)	6,115	361
Xstrata PLC	7,960	125	Magellan Midstream Partners LP	32,250	1,563
	$ 8,624		MarkWest Energy Partners LP	11,700	390
Oil & Gas - 5.62%			Niska Gas Storage Partners LLC	8,000	151
Advantage Oil & Gas Ltd (a)	11,778	71	NuStar Energy LP	15,400	878
Anadarko Petroleum Corp	6,544	301	ONEOK Partners LP	17,300	1,190
Apache Corp	4,649	418	Plains All American Pipeline LP	19,240	1,155

See accompanying notes.

46

Schedule of Investments Diversified Real Asset Fund August 31, 2010

COMMON STOCKS (continued)	Shares Held Value (000's)			Principal
Pipelines (continued)				Amount
Regency Energy Partners LP	24,900 $	592	BONDS - 8.66%	(000's)	Value (000's)
Sunoco Logistics Partners LP	14,700	1,089	Finance - Mortgage Loan/Banker - 8.66%
Targa Resources Partners LP	23,500	594	Fannie Mae
TC Pipelines LP	23,500	1,021	0.23%, 9/19/2011(c)	$ 2,000	$ 2,000
Western Gas Partners LP	8,400	202	0.28%, 8/23/2012(c)	1,000	999
Williams Partners LP	23,300	981	Federal Farm Credit Bank
	$ 18,563		0.24%, 12/8/2011(c)	2,000	1,999
Real Estate - 0.39%			Federal Home Loan Banks
CB Richard Ellis Group Inc (a)	20,922	343	0.27%, 10/29/2010	1,000	1,000
Jones Lang LaSalle Inc	4,978	376	0.34%, 5/3/2011	2,000	2,000
	$ 719		0.43%, 9/26/2011(d)	2,000	1,999
			0.47%, 10/15/2010(c)	1,000	1,000
REITS - 18.66%
Acadia Realty Trust	15,500	278	0.57%, 4/13/2011	2,000	2,001
Alexandria Real Estate Equities Inc	2,300	160	Freddie Mac
AMB Property Corp	22,900	545	0.23%, 9/19/2011(c)	2,000	2,000
American Campus Communities Inc	15,503	462	0.25%, 10/21/2011(c)	1,000	1,000
Apartment Investment & Management Co	23,000	470			$ 15,998
AvalonBay Communities Inc	16,400	1,726	TOTAL BONDS		$ 15,998
Boston Properties Inc	27,800	2,263		Principal
CBL & Associates Properties Inc	35,700	435	COMMODITY INDEXED STRUCTURED	Amount
Colonial Properties Trust	24,200	384	NOTES - 7.45%	(000's)	Value (000's)
Digital Realty Trust Inc	20,218	1,198	Banks - 0.50%
Douglas Emmett Inc	38,000	613	Bank of America Corp; Dow Jones - UBS
DuPont Fabros Technology Inc	19,941	493	Commodity Index Linked Notes
Education Realty Trust Inc	23,400	160	0.19%, 6/7/2011(c),(e)	1,000	919
Entertainment Properties Trust	10,697	461
Equity Lifestyle Properties Inc	10,555	546	Sovereign - 6.95%
Equity Residential	40,680	1,864	Svensk Exportkredit AB; Dow Jones - UBS
Essex Property Trust Inc	12,267	1,297	Commodity Index Linked Notes
Federal Realty Investment Trust	17,800	1,411	0.27%, 4/26/2011(c),(e)	6,000	5,793
FelCor Lodging Trust Inc (a)	16,893	67	0.27%, 4/26/2011(c),(e)	7,300	7,047
General Growth Properties Inc	23,500	331			$ 12,840
HCP Inc	25,200	888	TOTAL COMMODITY INDEXED
Health Care REIT Inc	24,800	1,139	STRUCTURED NOTES		$ 13,759
Hersha Hospitality Trust	45,706	217		Principal
Highwoods Properties Inc	5,769	180	U.S. GOVERNMENT & GOVERNMENT	Amount
Home Properties Inc	7,600	384	AGENCY OBLIGATIONS - 37.54%	(000's)	Value (000's)
Hospitality Properties Trust	15,868	310	Federal Farm Credit Bank - 0.81%
Host Hotels & Resorts Inc	104,032	1,366	0.19%, 9/30/2010(f)	$ 1,500	$ 1,500
Kimco Realty Corp	56,000	835
LaSalle Hotel Properties	23,600	497	Federal Home Loan Bank - 1.62%
Macerich Co/The	4,900	203	0.15%, 9/8/2010(f)	1,000	1,000
Mid-America Apartment Communities Inc	7,200	407	0.16%, 10/8/2010(f)	1,000	1,000
PS Business Parks Inc	4,300	242	0.20%, 10/6/2010(f)	1,000	1,000
Public Storage Inc	22,700	2,225			$ 3,000
Ramco-Gershenson Properties Trust	16,598	173	Federal Home Loan Mortgage Corporation (FHLMC) - 2.98%
Simon Property Group Inc	51,700	4,676	0.21%, 1/5/2011(f),(g)	2,000	1,999
SL Green Realty Corp	20,400	1,230	0.23%, 11/15/2010(f),(g)	1,000	1,000
Strategic Hotels & Resorts Inc (a)	49,934	178	0.25%, 10/5/2010(f),(g)	1,500	1,500
Tanger Factory Outlet Centers	13,100	605	0.40%, 5/4/2011(f),(g)	1,000	998
Taubman Centers Inc	12,200	506			$ 5,497
Ventas Inc	26,700	1,349	Federal National Mortgage Association (FNMA) - 1.62%
Vornado Realty Trust	21,030	1,705	0.21%, 10/6/2010 (f),(g) 1,000		1,000
	$ 34,479		0.30%, 1/18/2011(f),(g)	2,000	1,998
Retail - 0.51%					$ 2,998
Inergy LP	25,500	950	U.S. Treasury - 1.99%
			0.88%, 2/28/2011	1,000	1,003
Shipbuilding - 0.07%			2.13%, 5/31/2015	2,400	2,496
OSX Brasil SA (a)	500	138
			4.38%, 5/15/2040	150	173
					$ 3,672
Transportation - 0.10%
LLX Logistica SA (a)	37,091	188	U.S. Treasury Inflation-Indexed Obligations - 28.52%
			0.50%, 4/15/2015	855	871
			0.63%, 4/15/2013	361	369
TOTAL COMMON STOCKS	$ 79,762		1.25%, 4/15/2014	417	436
CONVERTIBLE PREFERRED STOCKS -			1.25%, 7/15/2020	580	597
0.10%	Shares Held Value (000's)		1.38%, 7/15/2018	1,905	2,009
REITS - 0.10%			1.38%, 1/15/2020	2,885	3,011
Digital Realty Trust Inc (a)	5,000	179
			1.63%, 1/15/2015	257	272
			1.63%, 1/15/2018	780	835
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 179		1.75%, 1/15/2028	2,617	2,760

See accompanying notes.

47

Schedule of Investments Diversified Real Asset Fund August 31, 2010

			(g) This entity was put into conservatorship by the US Government in 2008.
			See Notes to Financial Statements for additional information.
	Principal
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
U.S. Treasury Inflation-Indexed Obligations (continued)			Unrealized Appreciation (Depreciation)
1.88%, 7/15/2013	$ 4,272	$ 4,519	The net federal income tax unrealized appreciation (depreciation) and federal tax
1.88%, 7/15/2015	1,121	1,206	cost of investments held as of the period end were as follows:
1.88%, 7/15/2019	929	1,013
2.00%, 4/15/2012	1,239	1,280	Unrealized Appreciation	$ 6,426
2.00%, 1/15/2014	944	1,006	Unrealized Depreciation	(4,263)
2.00%, 7/15/2014	2,249	2,414	Net Unrealized Appreciation (Depreciation)	$ 2,163
2.00%, 1/15/2016	2,043	2,217	Cost for federal income tax purposes	$ 180,211
2.00%, 1/15/2026	1,675	1,835	All dollar amounts are shown in thousands (000's)
2.13%, 1/15/2019	15	17
2.13%, 2/15/2040	2,106	2,366	Portfolio Summary (unaudited)
2.38%, 4/15/2011	3,602	3,647	Sector	Percent
2.38%, 1/15/2017	1,627	1,813	Government	46 .93%
2.38%, 1/15/2025	2,502	2,869	Financial	21 .44%
2.38%, 1/15/2027	1,681	1,931	Energy	17 .70%
2.50%, 7/15/2016	756	848	Mortgage Securities	6 .22%
2.50%, 1/15/2029	2,244	2,633	Basic Materials	5 .07%
2.63%, 7/15/2017	1,241	1,416	Consumer, Cyclical	0 .83%
3.00%, 7/15/2012	3,117	3,305	Industrial	0 .34%
3.38%, 1/15/2012	1,228	1,286	Consumer, Non-cyclical	0 .10%
3.38%, 4/15/2032	184	248	Utilities	0 .08%
3.63%, 4/15/2028	613	820	Other Assets in Excess of Liabilities, Net	1 .29%
3.88%, 4/15/2029	2,055	2,847	TOTAL NET ASSETS	100.00%
		$ 52,696
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 69,363
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.79%	(000's)	Value (000's)
Banks - 1.79%
Investment in Joint Trading Account; Bank of	$ 828	$ 828
America Repurchase Agreement; 0.24%
dated 08/31/10 maturing 09/01/10
(collateralized by Sovereign Agency Issues;
$844,790; 1.55% - 5.00%; dated 07/08/13 -
03/15/16)
Investment in Joint Trading Account; Credit Suisse	828	828
Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
US Treasury Note; $844,790; 4.50%; dated
05/15/38)
Investment in Joint Trading Account; Deutsche	828	829
Bank Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
Sovereign Agency Issues; $844,790; 0.50% -
5.87%; dated 12/08/10 - 06/15/38)
Investment in Joint Trading Account; Morgan	828	828
Stanley Repurchase Agreement; 0.23% dated
08/31/10 maturing 09/01/10 (collateralized by
Sovereign Agency Issues; $844,790; 0.00% -
7.27%; dated 08/11/11 - 01/15/48)
		$ 3,313
TOTAL REPURCHASE AGREEMENTS		$ 3,313
Total Investments		$ 182,374
Other Assets in Excess of Liabilities, Net - 1.29%		$ 2,381
TOTAL NET ASSETS - 100.00%		$ 184,755

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $194 or 0.11% of net assets.
(c)	Variable Rate. Rate shown is in effect at August 31, 2010.
(d)	Security purchased on a when-issued basis.
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,946 or 7.55% of net assets.
(f)	Rate shown is the discount rate.

See accompanying notes.

48

Schedule of Investments
Diversified Real Asset Fund
August 31, 2010

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 2 Year Note; December 2010	Long	9 $	1,971	$ 1,972	$ 1
US 10 Year Note; December 2010	Short	10	1,255	1,256	(1)
US 2 Year Note; September 2010	Short	10	2,191	2,194	(3)
US 5 Year Note; December 2010	Short	9	1,082	1,083	(1)
US Long Bond; December 2010	Short	2	268	270	(2)
					$ (6)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

49

Schedule of Investments
International Equity Index Fund
August 31, 2010

COMMON STOCKS - 98.70%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.12%			Automobile Parts & Equipment (continued)
Dentsu Inc	6,000 $	137	JTEKT Corp	6,900 $	57
Hakuhodo DY Holdings Inc	840	39	Koito Manufacturing Co Ltd	3,000	41
JC Decaux SA (a)	2,380	57	NGK Spark Plug Co Ltd	6,000	70
Publicis Groupe SA	4,603	193	NHK Spring Co Ltd	5,000	41
	$ 426		NOK Corp	3,700	56
Aerospace & Defense - 0.59%			Nokian Renkaat OYJ	3,860	111
BAE Systems PLC	126,467	571	Pirelli & C SpA	10,375	69
Cobham PLC	41,156	132	Stanley Electric Co Ltd	5,200	80
Elbit Systems Ltd	831	41	Sumitomo Electric Industries Ltd	27,000	290
European Aeronautic Defence and Space Co NV (a)	14,626	322	Sumitomo Rubber Industries Ltd	6,100	55
Finmeccanica SpA	14,506	146	Toyoda Gosei Co Ltd	2,300	47
Rolls-Royce Group PLC (a)	66,457	565	Toyota Boshoku Corp	2,400	35
Safran SA	5,979	147	Toyota Industries Corp	6,400	161
Thales SA	3,210	103		$ 2,670
	$ 2,027		Banks - 15.35%
Agriculture - 1.29%			77 Bank Ltd/The	12,000	60
British American Tobacco PLC	71,566	2,432	Alpha Bank AE (a)	18,192	118
Golden Agri-Resources Ltd	239,000	99	Aozora Bank Ltd	18,000	24
Imperial Tobacco Group PLC	36,496	1,007	Australia & New Zealand Banking Group Ltd	90,793	1,825
Japan Tobacco Inc	161	500	Banca Carige SpA	20,273	43
Swedish Match AB	8,547	197	Banca Monte dei Paschi di Siena SpA (a)	79,514	95
Wilmar International Ltd	46,000	212	Banca Popolare di Milano Scarl	14,132	61
	$ 4,447		Banco Bilbao Vizcaya Argentaria SA	127,622	1,539
Airlines - 0.24%			Banco Comercial Portugues SA	100,961	81
Air France-KLM (a)	4,842	64	Banco de Sabadell SA	34,409	166
All Nippon Airways Co Ltd	30,000	108	Banco de Valencia SA	7,820	41
British Airways PLC (a)	20,675	67	Banco Espirito Santo SA	18,818	81
Cathay Pacific Airways Ltd	42,000	104	Banco Popolare SC	22,957	129
Deutsche Lufthansa AG (a)	8,207	129	Banco Popular Espanol SA	31,060	185
Iberia Lineas Aereas de Espana SA (a)	17,081	55	Banco Santander SA	295,022	3,457
Qantas Airways Ltd (a)	39,783	89	Bank Hapoalim BM (a)	35,522	145
Singapore Airlines Ltd	19,000	212	Bank Leumi Le-Israel BM (a)	42,253	175
	$ 828		Bank of Cyprus Public Co Ltd	20,369	108
Apparel - 0.40%			Bank of East Asia Ltd	54,200	204
Adidas AG	7,499	382	Bank of Kyoto Ltd/The	12,000	96
Asics Corp	5,000	47	Bank of Yokohama Ltd/The	44,000	191
Billabong International Ltd	7,251	49	Bankinter SA	10,182	66
Burberry Group PLC	15,574	203	Barclays PLC	409,968	1,901
Christian Dior SA	2,280	231	Bendigo and Adelaide Bank Ltd	12,554	94
Hermes International	1,892	343	BNP Paribas	33,987	2,126
Puma AG Rudolf Dassler Sport	189	50	BOC Hong Kong Holdings Ltd	132,500	348
Yue Yuen Industrial Holdings Ltd	26,500	87	Chiba Bank Ltd/The	27,000	152
	$ 1,392		Chugoku Bank Ltd/The	6,000	71
			Chuo Mitsui Trust Holdings Inc	36,000	128
Automobile Manufacturers - 3.25%			Commerzbank AG (a)	25,406	202
Bayerische Motoren Werke AG	11,868	624
Daihatsu Motor Co Ltd	7,000	88	Commonwealth Bank of Australia	54,994	2,461
Daimler AG (a)	32,330	1,572	Credit Agricole SA	33,256	419
Fiat SpA	27,405	321	Credit Suisse Group AG	40,338	1,772
			Danske Bank A/S (a)	16,281	362
Fuji Heavy Industries Ltd	21,000	118
Hino Motors Ltd	9,000	40	DBS Group Holdings Ltd	61,000	625
Honda Motor Co Ltd	59,200	1,958	Deutsche Bank AG	22,254	1,403
			Deutsche Postbank AG (a)	3,137	95
Isuzu Motors Ltd	43,000	143	Dexia SA (a)	19,854	83
Mazda Motor Corp	54,000	121
Mitsubishi Motors Corp (a)	139,000	177	DnB NOR ASA	35,029	387
			EFG Eurobank Ergasias SA (a)	11,583	75
Nissan Motor Co Ltd	89,100	681
Peugeot SA (a)	5,453	143	Erste Group Bank AG	6,773	246
Renault SA (a)	6,890	280	Fukuoka Financial Group Inc	28,000	112
			Governor & Co of the Bank of Ireland/The (a)	121,788	119
Scania AB	11,470	212
Suzuki Motor Corp	11,700	232	Gunma Bank Ltd/The	14,000	72
Toyota Motor Corp	98,900	3,367	Hachijuni Bank Ltd/The	15,000	81
Volkswagen AG	1,057	96	Hang Seng Bank Ltd	27,400	376
Volkswagen AG - PFD	6,098	608	Hiroshima Bank Ltd/The	18,000	72
Volvo AB - B Shares (a)	39,001	452	Hokuhoku Financial Group Inc	45,000	79
	$ 11,233		HSBC Holdings PLC	624,492	6,165
			Intesa Sanpaolo SpA	276,066	775
Automobile Parts & Equipment - 0.77%			Intesa Sanpaolo SpA-RSP	33,423	76
Aisin Seiki Co Ltd	6,900	179	Israel Discount Bank Ltd (a)	19,332	34
Bridgestone Corp	23,300	404	Iyo Bank Ltd/The	9,000	76
Cie Generale des Etablissements Michelin	5,285	393
Continental AG (a)	1,792	109	Joyo Bank Ltd/The	24,000	98
			Julius Baer Group Ltd	7,406	261
Denso Corp	17,400	472	KBC Groep NV (a)	5,770	239

See accompanying notes.

50

     Schedule of Investments International Equity Index Fund August 31, 2010

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Building Materials (continued)
Lloyds Banking Group PLC (a)	1,439,069 $	1,534	Imerys SA	1,351 $	67
Mediobanca SpA	16,975	134	James Hardie Industries SE (a)	15,574	74
Mitsubishi UFJ Financial Group Inc	456,400	2,178	JS Group Corp	9,000	172
Mizrahi Tefahot Bank Ltd	4,390	36	Lafarge SA	7,187	331
Mizuho Financial Group Inc	718,800	1,104	Nippon Sheet Glass Co Ltd	23,000	50
Mizuho Trust & Banking Co Ltd	54,000	44	Panasonic Electric Works Co Ltd	13,000	171
National Australia Bank Ltd	75,970	1,568	Rinnai Corp	1,300	78
National Bank of Greece SA (a)	21,758	275	Sika AG	73	128
Natixis (a)	31,271	170	Taiheiyo Cement Corp	31,000	35
Nishi-Nippon City Bank Ltd/The	24,000	67	TOTO Ltd	10,000	64
Nordea Bank AB	115,771	1,038		$ 3,918
Oversea-Chinese Banking Corp Ltd	87,000	556	Chemicals - 3.15%
Piraeus Bank SA (a)	12,053	63	Air Liquide SA	10,104	1,051
Pohjola Bank PLC	4,951	54	Air Water Inc	5,000	56
Raiffeisen International Bank Holding AS	1,940	79	Akzo Nobel NV	8,304	438
Resona Holdings Inc	21,800	216	Asahi Kasei Corp	45,000	222
Royal Bank of Scotland Group PLC (a)	606,097	414	BASF SE	32,921	1,741
Sapporo Hokuyo Holdings Inc	11,500	54	Bayer AG	29,640	1,809
Senshu Ikeda Holdings Inc	23,100	33	Daicel Chemical Industries Ltd	10,000	61
Seven Bank Ltd	22	42	Denki Kagaku Kogyo KK	17,000	68
Shinsei Bank Ltd	33,000	25	Givaudan SA	274	262
Shizuoka Bank Ltd/The	22,000	184	Hitachi Chemical Co Ltd	3,700	64
Skandinaviska Enskilda Banken AB	50,557	315	Incitec Pivot Ltd	58,241	175
Societe Generale	22,539	1,148	Israel Chemicals Ltd	15,885	200
Standard Chartered PLC	72,594	1,947	JSR Corp	6,400	94
Sumitomo Mitsui Financial Group Inc	48,100	1,432	K+S AG	5,145	268
Sumitomo Trust & Banking Co Ltd/The	51,000	271	Kaneka Corp	11,000	66
Suncorp-Metway Ltd	45,553	338	Kansai Paint Co Ltd	8,000	67
Suruga Bank Ltd	7,000	61	Koninklijke DSM NV	5,527	230
Svenska Handelsbanken AB	17,541	458	Linde AG	6,048	681
Swedbank AB (a)	25,268	284	Lonza Group AG	1,627	135
UBS AG (a)	130,442	2,207	Makhteshim-Agan Industries Ltd	8,572	29
UniCredit SpA	552,653	1,297	Mitsubishi Chemical Holdings Corp	43,000	204
Unione di Banche Italiane SCPA	21,764	191	Mitsubishi Gas Chemical Co Inc	14,000	76
United Overseas Bank Ltd	44,000	608	Mitsui Chemicals Inc	31,000	79
Westpac Banking Corp	106,684	2,060	Nissan Chemical Industries Ltd	5,000	51
Wing Hang Bank Ltd	6,500	69	Nitto Denko Corp	5,900	189
Yamaguchi Financial Group Inc	8,000	76	Shin-Etsu Chemical Co Ltd	14,700	681
	$ 53,105		Showa Denko KK	51,000	90
Beverages - 1.95%			Solvay SA	2,125	193
Anheuser-Busch InBev NV	25,876	1,346	Sumitomo Chemical Co Ltd	56,000	230
Asahi Breweries Ltd	13,900	262	Syngenta AG	3,391	783
Carlsberg A/S	3,834	361	Taiyo Nippon Sanso Corp	9,000	71
Coca Cola Hellenic Bottling Co SA	6,551	155	Tokuyama Corp	11,000	53
Coca-Cola Amatil Ltd	20,116	214	Tosoh Corp	18,000	45
Coca-Cola West Co Ltd	2,000	34	Ube Industries Ltd/Japan	34,000	72
Diageo PLC	89,767	1,458	Wacker Chemie AG	561	85
Foster's Group Ltd	69,192	373	Yara International ASA	6,793	273
Heineken Holding NV	3,952	152		$ 10,892
Heineken NV	8,781	393	Coal - 0.01%
Ito En Ltd	2,000	33	MacArthur Coal Ltd	4,558	46
Kirin Holdings Co Ltd	30,000	415
Pernod-Ricard SA	7,094	555	Commercial Services - 1.26%
SABMiller PLC	34,001	968	Abertis Infraestructuras SA	10,596	176
Sapporo Holdings Ltd	9,000	42	Adecco SA	4,409	206
	$ 6,761		Aggreko PLC	9,325	203
Biotechnology - 0.23%			Atlantia SpA	8,607	162
CSL Ltd	19,955	585	Babcock International Group PLC	12,893	100
Novozymes A/S	1,653	194	Benesse Holdings Inc	2,500	113
	$ 779		Brambles Ltd	50,627	264
Building Materials - 1.13%			Brisa Auto-Estradas de Portugal SA	6,452	41
Asahi Glass Co Ltd	36,000	351	Bunzl PLC	11,772	128
Boral Ltd	25,605	100	Bureau Veritas SA	1,752	107
Cie de St-Gobain	13,789	508	Capita Group PLC/The	22,329	241
Cimpor Cimentos de Portugal SGPS SA	7,226	44	Dai Nippon Printing Co Ltd	20,000	233
CRH PLC	25,024	389	Edenred (a)	5,253	90
Daikin Industries Ltd	8,400	286	Experian PLC	36,777	350
Fletcher Building Ltd	21,725	114	G4S PLC	50,557	196
Geberit AG	1,393	225	Intoll Group	81,068	106
HeidelbergCement AG	5,040	202	Kamigumi Co Ltd	9,000	65
Holcim Ltd	8,793	529	Randstad Holding NV (a)	3,950	147

See accompanying notes.

51

Schedule of Investments
International Equity Index Fund
August 31, 2010

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electric - 4.33%
Secom Co Ltd	7,500 $	326	A2A SpA	39,303 $	55
Securitas AB	11,223	103	AGL Energy Ltd	16,089	215
Serco Group PLC	17,599	157	Chubu Electric Power Co Inc	23,700	624
SGS SA	196	284	Chugoku Electric Power Co Inc/The	10,600	232
Sodexo	3,379	194	CLP Holdings Ltd	69,000	528
Toppan Printing Co Ltd	20,000	152	Contact Energy Ltd (a)	10,890	43
Transurban Group	45,635	198	E.ON AG	64,550	1,821
	$ 4,342		EDF SA	9,278	370
Computers - 0.44%			EDP - Energias de Portugal SA	62,663	191
Atos Origin SA (a)	1,624	63	Electric Power Development Co Ltd	4,200	135
Cap Gemini SA	5,242	222	Enel SpA	235,932	1,124
Computershare Ltd	15,933	135	Fortum OYJ	15,921	367
Fujitsu Ltd	67,000	464	GDF Suez	44,572	1,380
Indra Sistemas SA	3,236	54	Hokkaido Electric Power Co Inc	6,600	149
Itochu Techno-Solutions Corp	1,000	33	Hokuriku Electric Power Co	6,300	151
Logitech International SA (a)	6,524	97	Hongkong Electric Holdings Ltd	49,500	301
NTT Data Corp	45	141	Iberdrola SA	141,195	995
Obic Co Ltd	250	47	International Power PLC	54,571	311
Otsuka Corp	600	39	Kansai Electric Power Co Inc/The	27,100	695
TDK Corp	4,400	230	Kyushu Electric Power Co Inc	13,600	323
	$ 1,525		National Grid PLC	124,095	1,045
Consumer Products - 0.42%			Public Power Corp SA	4,158	59
Henkel AG & Co KGaA	4,656	185	Red Electrica Corporacion SA	3,879	160
Husqvarna AB	14,619	92	RWE AG	15,008	982
Reckitt Benckiser Group PLC	21,947	1,098	RWE AG - PFD	1,398	86
Societe BIC SA	955	70	Scottish & Southern Energy PLC	33,086	581
	$ 1,445		Shikoku Electric Power Co Inc	6,400	198
Cosmetics & Personal Care - 0.57%			SP AusNet	48,480	34
Beiersdorf AG	3,613	194	Terna Rete Elettrica Nazionale SpA	46,617	187
Kao Corp	19,400	451	Tohoku Electric Power Co Inc	15,300	355
L'Oreal SA	8,588	854	Tokyo Electric Power Co Inc/The	43,600	1,269
Shiseido Co Ltd	12,500	281		$ 14,966
Unicharm Corp	1,500	183	Electrical Components & Equipment - 1.02%
	$ 1,963		Brother Industries Ltd	8,500	91
Distribution & Wholesale - 1.16%			Casio Computer Co Ltd	8,500	56
Canon Marketing Japan Inc	2,200	28	Furukawa Electric Co Ltd	23,000	84
			Gamesa Corp Tecnologica SA (a)	6,977	47
Hitachi High-Technologies Corp	2,500	41
ITOCHU Corp	54,000	441	GS Yuasa Corp	13,000	77
Jardine Cycle & Carriage Ltd	4,000	96	Hitachi Ltd	162,000	656
Li & Fung Ltd	82,000	415	Legrand SA	4,715	143
Marubeni Corp	59,000	304	Mabuchi Motor Co Ltd	900	42
Mitsubishi Corp	48,600	1,041	Mitsubishi Electric Corp	69,000	550
Mitsui & Co Ltd	62,300	811	Nidec Corp	3,900	343
Sojitz Corp	44,900	72	Prysmian SpA	6,496	102
			Sanyo Electric Co Ltd (a)	66,000	108
Sumitomo Corp	40,300	462
Toyota Tsusho Corp	7,600	109	Schneider Electric SA	8,476	899
Wolseley PLC (a)	10,174	196	Ushio Inc	3,800	64
			Vestas Wind Systems A/S (a)	7,301	272
	$ 4,016
Diversified Financial Services - 1.11%				$ 3,534
Acom Co Ltd	1,430	22	Electronics - 1.26%
Aeon Credit Service Co Ltd	2,800	30	Advantest Corp	5,700	108
ASX Ltd	6,176	160	Hirose Electric Co Ltd	1,100	106
Credit Saison Co Ltd	5,300	67	Hoya Corp	15,600	344
Criteria Caixacorp SA	30,134	141	Ibiden Co Ltd	4,600	111
Daiwa Securities Group Inc	60,000	244	Keyence Corp	1,500	311
Deutsche Boerse AG	6,989	428	Koninklijke Philips Electronics NV	34,854	977
GAM Holding AG	7,406	92	Kyocera Corp	5,800	493
Hong Kong Exchanges and Clearing Ltd	36,700	575	Minebea Co Ltd	12,000	55
ICAP PLC	19,958	126	Mitsumi Electric Co Ltd	2,800	39
Investec PLC	16,502	119	Murata Manufacturing Co Ltd	7,300	347
London Stock Exchange Group PLC	5,345	54	NEC Corp	93,000	237
Macquarie Group Ltd	12,002	400	NGK Insulators Ltd	9,000	136
Mitsubishi UFJ Lease & Finance Co Ltd	2,090	74	Nippon Electric Glass Co Ltd	12,000	134
Mizuho Securities Co Ltd	20,000	45	Nissha Printing Co Ltd	1,000	22
Nomura Holdings Inc	126,600	713	Omron Corp	7,300	155
ORIX Corp	3,750	282	Toshiba Corp	144,000	677
Schroders PLC	4,005	84	Yaskawa Electric Corp	8,000	56
Singapore Exchange Ltd	31,000	172	Yokogawa Electric Corp	7,700	48
	$ 3,828			$ 4,356
			Energy - Alternate Sources - 0.07%
			EDP Renovaveis SA (a)	7,817	43

See accompanying notes.

52

Schedule of Investments
International Equity Index Fund
August 31, 2010

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Energy - Alternate Sources (continued)			Food (continued)
Iberdrola Renovables SA	30,281 $	99	Orkla ASA	27,660 $	231
Ormat Industries	2,128	16	Parmalat SpA	61,912	149
Verbund AG	2,706	96	Suedzucker AG	2,375	43
	$ 254		Tesco PLC	286,209	1,786
Engineering & Contruction - 1.40%			Toyo Suisan Kaisha Ltd	3,000	63
ABB Ltd (a)	79,109	1,529	Unilever NV	58,388	1,564
Acciona SA	911	72	Unilever PLC	46,003	1,215
ACS Actividades de Construccion y Servicios SA	5,075	210	WM Morrison Supermarkets PLC	76,019	338
Aeroports de Paris	1,064	75	Woolworths Ltd	44,445	1,098
Aker Solutions ASA	5,893	65	Yakult Honsha Co Ltd	3,500	105
Auckland International Airport Ltd	32,680	46	Yamazaki Baking Co Ltd	4,000	49
Balfour Beatty PLC	24,564	90		$ 18,488
Bouygues SA	8,254	335	Food Service - 0.16%
Chiyoda Corp	6,000	42	Compass Group PLC	66,979	548
Eiffage SA	1,452	66
Ferrovial SA	15,775	139	Forest Products & Paper - 0.28%
Fomento de Construcciones y Contratas SA	1,369	32	Holmen AB	1,893	50
Fraport AG Frankfurt Airport Services Worldwide	1,317	68	Nippon Paper Group Inc	3,500	91
Hochtief AG	1,631	108	OJI Paper Co Ltd	31,000	147
JGC Corp	7,000	107	Stora Enso OYJ	20,852	161
Kajima Corp	30,000	70	Svenska Cellulosa AB	20,501	272
Kinden Corp	5,000	44	UPM-Kymmene OYJ	18,637	256
Koninklijke Boskalis Westminster NV	2,475	92		$ 977
Leighton Holdings Ltd	4,823	132	Gas - 0.73%
Obayashi Corp	23,000	88	Centrica PLC	183,978	918
SembCorp Industries Ltd	35,000	110	Enagas	6,418	114
Shimizu Corp	21,000	74	Gas Natural SDG SA	8,260	125
Singapore Technologies Engineering Ltd	60,000	142	Hong Kong & China Gas Co Ltd	154,700	373
Skanska AB	14,302	220	Osaka Gas Co Ltd	70,000	264
Taisei Corp	37,000	73	Snam Rete Gas SpA	51,195	237
Vinci SA	15,604	685	Toho Gas Co Ltd	15,000	78
WorleyParsons Ltd	6,857	127	Tokyo Gas Co Ltd	92,000	429
	$ 4,841			$ 2,538
Entertainment - 0.20%			Hand & Machine Tools - 0.33%
Aristocrat Leisure Ltd	14,338	48	Fuji Electric Holdings Co Ltd	20,000	49
OPAP SA	8,004	121	Makita Corp	4,000	114
Oriental Land Co Ltd/Japan	1,800	160	Sandvik AB	36,142	428
Sankyo Co Ltd	1,900	96	Schindler Holding AG - PC	1,742	174
TABCORP Holdings Ltd	21,783	124	Schindler Holding AG - REG	772	76
Tatts Group Ltd	45,723	97	SMC Corp/Japan	1,900	234
Toho Co Ltd/Tokyo	3,700	60	THK Co Ltd	4,300	71
	$ 706			$ 1,146
Environmental Control - 0.03%			Healthcare - Products - 0.71%
Kurita Water Industries Ltd	4,000	105	Cie Generale d'Optique Essilor International SA	7,338	445
			Cochlear Ltd	2,026	125
Food - 5.34%			Coloplast A/S	816	87
Ajinomoto Co Inc	24,000	235	Fresenius SE	1,012	71
Aryzta AG	2,910	125	Getinge AB	7,174	144
Associated British Foods PLC	12,769	207	Luxottica Group SpA	4,163	96
Carrefour SA	21,476	975	Nobel Biocare Holding AG	4,437	70
Casino Guichard Perrachon SA	1,978	160	QIAGEN NV (a)	8,284	149
Colruyt SA	541	134	Shimadzu Corp	9,000	61
Danone	20,871	1,122	Smith & Nephew PLC	31,816	264
Delhaize Group SA	3,616	242	Sonova Holding AG	1,644	210
Goodman Fielder Ltd	49,477	59	Straumann Holding AG	280	59
J Sainsbury PLC	43,181	242	Synthes Inc	2,128	235
Jeronimo Martins SGPS SA	7,895	87	Sysmex Corp	1,200	76
Kerry Group PLC	5,024	165	Terumo Corp	6,000	297
Kesko OYJ	2,389	93	William Demant Holding AS (a)	845	57
Kikkoman Corp	6,000	61		$ 2,446
Koninklijke Ahold NV	42,721	526	Healthcare - Services - 0.16%
Lindt & Spruengli AG	4	106	BioMerieux	424	43
Lindt & Spruengli AG - PC	31	73	Fresenius Medical Care AG & Co KGaA	6,981	396
MEIJI Holdings Co Ltd	2,500	116	Sonic Healthcare Ltd	13,226	130
Metcash Ltd	27,442	107		$ 569
Metro AG	4,647	233	Holding Companies - Diversified - 0.89%
Nestle SA	124,286	6,439	Cie Nationale a Portefeuille	986	45
Nippon Meat Packers Inc	7,000	84	Exor SpA	2,298	42
Nisshin Seifun Group Inc	7,000	89	GEA Group AG	5,929	123
Nissin Foods Holdings Co Ltd	2,300	82	Groupe Bruxelles Lambert SA	2,892	213
Olam International Ltd	43,000	85

See accompanying notes.

53

Schedule of Investments
International Equity Index Fund
August 31, 2010

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Investment Companies - 0.35%
Hutchison Whampoa Ltd	76,000 $	562	Cheung Kong Infrastructure Holdings Ltd	16,000 $	62
Keppel Corp Ltd	46,000	304	Delek Group Ltd	143	36
LVMH Moet Hennessy Louis Vuitton SA	8,789	1,022	Discount Investment Corp	916	17
Noble Group Ltd	106,000	123	Eurazeo	1,038	61
NWS Holdings Ltd	30,000	54	Investor AB	16,326	282
Swire Pacific Ltd	27,500	331	Israel Corp Ltd/The (a)	83	67
Wharf Holdings Ltd	49,000	264	Kinnevik Investment AB	7,780	141
	$ 3,083		Man Group PLC	61,353	196
Home Builders - 0.12%			Pargesa Holding SA	969	63
Daiwa House Industry Co Ltd	17,000	159	Ratos AB	3,642	97
Sekisui Chemical Co Ltd	15,000	88	Resolution Ltd	51,883	201
Sekisui House Ltd	21,000	182		$ 1,223
	$ 429		Iron & Steel - 1.14%
Home Furnishings - 0.70%			Acerinox SA	3,574	56
Electrolux AB	8,598	166	ArcelorMittal	30,771	898
Matsushita Electric Industrial Co Ltd	70,300	894	BlueScope Steel Ltd	65,353	125
Sharp Corp/Japan	36,000	344	Daido Steel Co Ltd	10,000	47
Sony Corp	36,000	1,015	Fortescue Metals Group Ltd (a)	44,503	185
	$ 2,419		Hitachi Metals Ltd	6,000	65
Insurance - 4.31%			JFE Holdings Inc	16,500	487
Admiral Group PLC	7,164	167	Kobe Steel Ltd	89,000	184
Aegon NV (a)	56,003	287	Nippon Steel Corp	183,000	603
Ageas	80,076	203	Nisshin Steel Co Ltd	25,000	40
Allianz SE	16,269	1,668	OneSteel Ltd	47,614	122
AMP Ltd	73,430	329	Outokumpu OYJ	4,571	75
Assicurazioni Generali SpA	41,852	757	Rautaruukki OYJ	3,017	53
Aviva PLC	99,164	576	Salzgitter AG	1,508	92
AXA Asia Pacific Holdings Ltd	37,046	181	SSAB AB - A Shares	6,472	89
AXA SA	61,560	957	SSAB AB - B Shares	2,981	36
Baloise Holding AG	1,792	145	Sumitomo Metal Industries Ltd	121,000	284
CNP Assurances	5,324	90	ThyssenKrupp AG	11,987	329
Dai-ichi Life Insurance Co Ltd/The	287	339	Tokyo Steel Manufacturing Co Ltd	3,600	39
Delta Lloyd NV	2,671	45	Voestalpine AG	3,939	117
Hannover Rueckversicherung AG	2,161	96	Yamato Kogyo Co Ltd	1,500	34
ING Groep NV (a)	137,301	1,221		$ 3,960
Insurance Australia Group Ltd	74,518	228	Leisure Products & Services - 0.23%
Legal & General Group PLC	210,132	299	Carnival PLC	6,003	195
Mapfre SA	27,035	78	Sega Sammy Holdings Inc	7,100	105
Mediolanum SpA	7,865	29	Shimano Inc	2,400	118
MS&AD Insurance Group Holdings	19,400	435	Thomas Cook Group PLC	30,764	86
Muenchener Rueckversicherungs AG	7,075	904	TUI AG (a)	4,959	50
NKSJ Holdings Inc	51,000	285	Tui Travel PLC	20,036	62
Old Mutual PLC	194,511	380	Yamaha Corp	5,700	58
Prudential PLC	90,764	788	Yamaha Motor Co Ltd (a)	9,200	124
QBE Insurance Group Ltd	36,746	539		$ 798
RSA Insurance Group PLC	122,692	232	Lodging - 0.35%
Sampo OYJ	15,059	363	Accor SA	5,253	161
SCOR SE	5,940	129	City Developments Ltd	20,000	161
Sony Financial Holdings Inc	31	101	Crown Ltd	16,206	119
Standard Life PLC	80,160	251	Genting Singapore PLC (a)	217,000	271
Swiss Life Holding AG (a)	1,092	114	Intercontinental Hotels Group PLC	9,285	140
Swiss Reinsurance Co Ltd	12,623	523	Sands China Ltd (a)	72,000	112
T&D Holdings Inc	9,750	185	Shangri-La Asia Ltd	46,000	101
Tokio Marine Holdings Inc	26,000	698	Sky City Entertainment Group Ltd	20,614	41
Tryg AS	917	49	Wynn Macau Ltd (a)	55,600	96
Vienna Insurance Group AG Wiener Versicherung	1,376	65		$ 1,202
Gruppe			Machinery - Construction & Mining - 0.38%
Zurich Financial Services	5,285	1,179	Atlas Copco AB - A Shares	24,069	366
	$ 14,915		Atlas Copco AB - B Shares	13,987	192
Internet - 0.23%			Hitachi Construction Machinery Co Ltd	3,500	69
Dena Co Ltd	2,900	87	Komatsu Ltd	34,000	690
Iliad SA	583	55		$ 1,317
Matsui Securities Co Ltd	4,300	24	Machinery - Diversified - 0.90%
Rakuten Inc	258	195	Alstom SA	7,369	352
SBI Holdings Inc/Japan	713	88	Amada Co Ltd	13,000	77
Trend Micro Inc	3,500	95	Fanuc Ltd	6,900	741
United Internet AG	4,301	56	IHI Corp	47,000	83
Yahoo! Japan Corp	521	188	Japan Steel Works Ltd/The	11,000	98
	$ 788		Kawasaki Heavy Industries Ltd	51,000	136
			Kone OYJ	5,528	254

See accompanying notes.

54

Schedule of Investments
International Equity Index Fund
August 31, 2010

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Diversified (continued)			Miscellaneous Manufacturing - 1.34%
Kubota Corp	41,000 $	329	Alfa Laval AB	12,102 $	177
MAN SE	3,790	325	CSR Ltd	54,299	82
Metso OYJ	4,581	167	FUJIFILM Holdings Corp	16,600	504
Mitsubishi Heavy Industries Ltd	109,000	393	Invensys PLC	28,928	102
Sumitomo Heavy Industries Ltd	20,000	93	Konica Minolta Holdings Inc	17,000	149
Zardoya Otis SA	5,010	78	Nikon Corp	11,500	191
	$ 3,126		Olympus Corp	7,800	186
Media - 1.27%			Siemens AG	29,491	2,682
British Sky Broadcasting Group PLC	40,838	443	Smiths Group PLC	13,985	246
Fairfax Media Ltd	75,871	97	Tomkins PLC	31,631	157
Fuji Media Holdings Inc	17	23	Wartsila OYJ	2,828	151
Gestevision Telecinco SA	3,536	36		$ 4,627
ITV PLC (a)	132,429	114	Office & Business Equipment - 0.61%
Jupiter Telecommunications Co Ltd	87	93	Canon Inc	40,600	1,655
Lagardere SCA	4,230	152	Neopost SA	1,118	79
Mediaset SpA	25,403	157	Ricoh Co Ltd	24,000	307
Metropole Television SA	2,311	48	Seiko Epson Corp	4,700	60
Modern Times Group AB	1,805	104		$ 2,101
PagesJaunes Groupe SA	4,532	43	Oil & Gas - 6.55%
Pearson PLC	29,079	434	BG Group PLC	120,989	1,947
Reed Elsevier NV	24,642	295	BP PLC	672,750	3,927
Reed Elsevier PLC	43,488	350	Cairn Energy PLC (a)	50,092	359
Sanoma OYJ	2,884	53	Caltex Australia Ltd	4,839	48
Singapore Press Holdings Ltd	54,000	163	Cosmo Oil Co Ltd	21,000	50
Societe Television Francaise 1	4,207	62	ENI SpA	93,317	1,853
Television Broadcasts Ltd	10,000	50	Galp Energia SGPS SA	8,292	135
Vivendi SA	44,046	1,028	Idemitsu Kosan Co Ltd	800	63
Wolters Kluwer NV	10,495	196	Inpex Corp	77	348
WPP PLC	44,952	445	Japan Petroleum Exploration Co	1,000	36
	$ 4,386		JX Holdings Inc	80,530	407
Metal Fabrication & Hardware - 0.45%			Neste Oil OYJ	4,595	62
Assa Abloy AB	11,186	224	OMV AG	5,376	173
Johnson Matthey PLC	7,695	188	Origin Energy Ltd	31,484	427
Maruichi Steel Tube Ltd	1,700	32	Repsol YPF SA	26,256	599
NSK Ltd	16,000	95	Royal Dutch Shell PLC - A Shares	127,088	3,378
NTN Corp	17,000	64	Royal Dutch Shell PLC - B Shares	96,626	2,473
Sims Metal Management Ltd	5,835	86	Santos Ltd	29,830	377
SKF AB	13,967	251	Seadrill Ltd	10,014	233
Tenaris SA	16,926	287	Showa Shell Sekiyu KK	6,800	49
Vallourec SA	3,901	335	Statoil ASA	40,002	752
	$ 1,562		TonenGeneral Sekiyu KK	10,000	90
Mining - 4.61%			Total SA	75,757	3,540
Alumina Ltd	87,464	133	Tullow Oil PLC	31,712	592
Anglo American PLC	47,187	1,693	Woodside Petroleum Ltd	19,501	727
Antofagasta PLC	14,134	224		$ 22,645
BHP Billiton Ltd	120,292	3,965	Oil & Gas Services - 0.36%
BHP Billiton PLC	79,106	2,222	Amec PLC	11,896	167
Boliden AB	9,803	111	Cie Generale de Geophysique-Veritas (a)	5,147	87
Dowa Holdings Co Ltd	9,000	47	Fugro NV	2,400	135
Energy Resources of Australia Ltd	2,393	28	Petrofac Ltd	9,291	200
Eramet	189	48	Saipem SpA	9,490	332
Eurasian Natural Resources Corp PLC	9,231	120	SBM Offshore NV	5,894	90
Fresnillo PLC	6,427	107	Technip SA	3,526	231
Kazakhmys PLC	7,674	136		$ 1,242
Lonmin PLC (a)	5,537	130	Packaging & Containers - 0.14%
Mitsubishi Materials Corp	40,000	106	Amcor Ltd/Australia	43,768	262
Mitsui Mining & Smelting Co Ltd	21,000	57	Rexam PLC	31,428	146
Mongolia Energy Co Ltd (a)	109,000	43	Toyo Seikan Kaisha Ltd	5,400	86
Newcrest Mining Ltd	17,326	574		$ 494
Norsk Hydro ASA	31,888	152	Pharmaceuticals - 6.86%
Orica Ltd	12,943	288	Actelion Ltd (a)	3,655	157
OZ Minerals Ltd (a)	111,879	121	Alfresa Holdings Corp	1,400	62
Paladin Energy Ltd (a)	24,419	81	Astellas Pharma Inc	16,200	560
Randgold Resources Ltd	3,228	301	AstraZeneca PLC	52,057	2,577
Rio Tinto Ltd	15,619	974	Celesio AG	2,744	56
Rio Tinto PLC	51,922	2,628	Chugai Pharmaceutical Co Ltd	8,000	136
Sumitomo Metal Mining Co Ltd	19,000	243	Daiichi Sankyo Co Ltd	24,100	482
Umicore	4,086	142	Dainippon Sumitomo Pharma Co Ltd	5,700	47
Vedanta Resources PLC	4,371	127	Eisai Co Ltd	9,000	325
Xstrata PLC	73,740	1,160	Elan Corp PLC (a)	17,814	79
	$ 15,961

See accompanying notes.

55

Schedule of Investments
International Equity Index Fund
August 31, 2010

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			REITS (continued)
GlaxoSmithKline PLC	186,079 $	3,484	Japan Real Estate Investment Corp	18 $	160
Grifols SA	4,964	58	Japan Retail Fund Investment Corp	57	76
Hisamitsu Pharmaceutical Co Inc	2,400	99	Klepierre	3,261	100
Ipsen	1,055	36	Land Securities Group PLC	27,196	255
Kyowa Hakko Kirin Co Ltd	9,000	88	Link REIT/The	79,000	231
Medipal Holdings Corp	5,300	66	Mirvac Group	107,075	128
Merck KGaA	2,316	201	Nippon Building Fund Inc	18	153
Mitsubishi Tanabe Pharma Corp	8,000	125	Nomura Real Estate Office Fund Inc	10	50
Novartis AG	75,632	3,974	Segro PLC	26,321	109
Novo Nordisk A/S	15,615	1,340	Stockland	85,415	299
Ono Pharmaceutical Co Ltd	3,000	132	Unibail-Rodamco SE	3,271	617
Orion OYJ	3,230	59	Westfield Group	78,582	875
Roche Holding AG	25,182	3,423		$ 4,619
Sanofi-Aventis SA	37,807	2,169	Retail - 2.34%
Santen Pharmaceutical Co Ltd	2,600	93	ABC-Mart Inc	900	27
Shionogi & Co Ltd	10,700	187	Aeon Co Ltd	21,500	230
Shire PLC	20,133	434	Autogrill SpA (a)	4,103	47
Suzuken Co Ltd	2,400	83	Cie Financiere Richemont SA	18,710	727
Taisho Pharmaceutical Co	5,000	100	Citizen Holdings Co Ltd	8,800	45
Takeda Pharmaceutical Co Ltd	26,900	1,236	Esprit Holdings Ltd	41,300	232
Teva Pharmaceutical Industries Ltd	33,283	1,682	FamilyMart Co Ltd	2,300	83
Tsumura & Co	2,200	69	Fast Retailing Co Ltd	1,900	262
UCB SA	3,615	103	Harvey Norman Holdings Ltd	19,038	58
	$ 23,722		Hennes & Mauritz AB	36,649	1,199
Publicly Traded Investment Fund - 1.86%			Home Retail Group PLC	31,450	105
iShares MSCI EAFE Index Fund	129,080	6,448	Inditex SA	7,820	522
			Isetan Mitsukoshi Holdings Ltd	13,400	141
Real Estate - 1.54%			J Front Retailing Co Ltd	17,000	82
Aeon Mall Co Ltd	2,900	67	Kingfisher PLC	84,649	266
CapitaLand Ltd	91,000	263	Lawson Inc	2,100	96
CapitaMalls Asia Ltd	49,000	76	Lifestyle International Holdings Ltd	21,000	45
Cheung Kong Holdings Ltd	50,000	629	Marks & Spencer Group PLC	56,703	301
Daito Trust Construction Co Ltd	2,800	161	Marui Group Co Ltd	8,000	54
Fraser and Neave Ltd	35,000	143	McDonald's Holdings Co Japan Ltd	2,400	57
Hang Lung Group Ltd	29,000	173	Next PLC	6,762	205
Hang Lung Properties Ltd	74,000	331	Nitori Holdings Co Ltd	1,350	118
Henderson Land Development Co Ltd	38,000	233	PPR	2,722	354
Hopewell Holdings Ltd	20,500	64	Seven & I Holdings Co Ltd	27,600	631
Hysan Development Co Ltd	23,000	73	Shimamura Co Ltd	800	73
IMMOFINANZ AG (a)	35,554	116	Swatch Group AG/The - BR	1,105	356
Keppel Land Ltd	26,000	74	Swatch Group AG/The - REG	1,556	92
Kerry Properties Ltd	25,500	129	Takashimaya Co Ltd	9,000	68
Lend Lease Group	19,258	119	UNY Co Ltd	6,800	50
Mitsubishi Estate Co Ltd	42,000	631	USS Co Ltd	820	61
Mitsui Fudosan Co Ltd	30,000	487	Wesfarmers Ltd	36,028	1,024
New World Development Ltd	91,000	146	Wesfarmers Ltd - PPS	5,445	156
Nomura Real Estate Holdings Inc	3,400	45	Whitbread PLC	6,305	135
NTT Urban Development Corp	41	32	Yamada Denki Co Ltd	2,940	183
Sino Land Co Ltd	62,000	108		$ 8,085
Sumitomo Realty & Development Co Ltd	13,000	248	Semiconductors - 0.52%
Sun Hung Kai Properties Ltd	51,000	715	ARM Holdings PLC	47,016	265
Tokyo Tatemono Co Ltd	14,000	49	ASM Pacific Technology Ltd	7,100	58
Tokyu Land Corp	16,000	63	ASML Holding NV	15,459	386
UOL Group Ltd	17,000	50	Elpida Memory Inc (a)	6,300	76
Wheelock & Co Ltd	33,000	95	Infineon Technologies AG (a)	38,952	219
	$ 5,320		Renewable Energy Corp ASA (a)	17,871	46
REITS - 1.34%			Rohm Co Ltd	3,500	211
Ascendas Real Estate Investment Trust	54,000	82	Shinko Electric Industries Co Ltd	2,400	26
British Land Co PLC	31,117	218	STMicroelectronics NV	22,840	152
Capital Shopping Centres Group PLC	16,716	85	Sumco Corp	4,200	71
CapitaMall Trust	80,000	114	Tokyo Electron Ltd	6,100	286
CFS Retail Property Trust	62,995	108		$ 1,796
Corio NV	2,090	120	Shipbuilding - 0.07%
Dexus Property Group	170,832	126	Cosco Corp Singapore Ltd	36,000	42
Fonciere Des Regions	871	81	Mitsui Engineering & Shipbuilding Co Ltd	25,000	53
Gecina SA	673	67	SembCorp Marine Ltd	30,000	85
Goodman Group	222,431	126	Yangzijiang Shipbuilding Holdings Ltd	52,000	61
GPT Group	63,182	168		$ 241
Hammerson PLC	25,191	139	Software - 0.60%
ICADE	833	79	Autonomy Corp PLC (a)	7,762	186
Japan Prime Realty Investment Corp	24	53	Dassault Systemes SA	2,112	127

See accompanying notes.

56

Schedule of Investments
International Equity Index Fund
August 31, 2010

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Transportation (continued)
Konami Corp	3,300 $	53	Firstgroup PLC	17,244 $	92
Nomura Research Institute Ltd	3,600	70	Groupe Eurotunnel SA	17,099	127
Oracle Corp Japan	1,400	72	Hankyu Hanshin Holdings Inc	41,000	188
Sage Group PLC	47,100	177	Kawasaki Kisen Kaisha Ltd	24,000	90
SAP AG	30,762	1,340	Keihin Electric Express Railway Co Ltd	17,000	172
Square Enix Holdings Co Ltd	2,300	47	Keio Corp	21,000	144
	$ 2,072		Keisei Electric Railway Co Ltd	10,000	64
Storage & Warehousing - 0.01%			Kintetsu Corp	58,000	194
Mitsubishi Logistics Corp	4,000	44	Koninklijke Vopak NV	2,520	101
			Kuehne + Nagel International AG	1,936	202
Telecommunications - 6.61%			Mitsui OSK Lines Ltd	41,000	258
Alcatel-Lucent/France (a)	83,086	214	MTR Corp	51,500	184
Belgacom SA	5,452	194	Neptune Orient Lines Ltd/Singapore (a)	32,000	45
Bezeq Israeli Telecommunication Corp Ltd	61,988	137	Nippon Express Co Ltd	30,000	105
BT Group PLC	277,875	568	Nippon Yusen KK	55,000	212
Cable & Wireless Worldwide PLC	93,013	95	Odakyu Electric Railway Co Ltd	22,000	203
Cellcom Israel Ltd	1,772	49	Orient Overseas International Ltd	8,000	64
Deutsche Telekom AG	101,610	1,337	TNT NV	13,297	338
Elisa OYJ (a)	4,769	95	Tobu Railway Co Ltd	29,000	166
Eutelsat Communications	3,550	128	Tokyu Corp	41,000	187
Foxconn International Holdings Ltd (a)	77,000	51	Toll Holdings Ltd	23,814	129
France Telecom SA	66,454	1,351	West Japan Railway Co	61	227
Hellenic Telecommunications Organization SA	8,784	60	Yamato Holdings Co Ltd	14,300	168
Inmarsat PLC	15,648	161			$ 6,231
KDDI Corp	104	501	Venture Capital - 0.05%
Koninklijke KPN NV	58,383	846	3i Group PLC	34,780	139
Millicom International Cellular SA	2,726	250	Jafco Co Ltd	1,100	24
Mobistar SA	968	54			$ 163
NICE Systems Ltd (a)	2,215	59	Water - 0.24%
Nippon Telegraph & Telephone Corp	18,600	803	Severn Trent PLC	8,480	169
Nokia OYJ	134,231	1,147	Suez Environnement Co	9,654	155
NTT DoCoMo Inc	551	933	United Utilities Group PLC	24,428	214
Partner Communications Co Ltd	3,046	51	Veolia Environnement	12,384	288
PCCW Ltd	134,000	44			$ 826
Portugal Telecom SGPS SA	20,887	245	TOTAL COMMON STOCKS		$ 341,461
SES SA	10,742	247	PREFERRED STOCKS - 0.21%	Shares Held Value (000's)
Singapore Telecommunications Ltd	286,000	650	Automobile Manufacturers - 0.06%
Softbank Corp	29,100	835	Bayerische Motoren Werke AG	1,871	69
StarHub Ltd	22,000	40	Porsche Automobil Holding SE	3,136	145
Swisscom AG	836	325			$ 214
Tele2 AB	11,163	201
Telecom Corp of New Zealand Ltd	67,901	98	Consumer Products - 0.09%
Telecom Italia SpA	335,729	454	Henkel AG & Co KGaA	6,386	300
Telecom Italia SpA - RNC	215,995	238
Telefonaktiebolaget LM Ericsson	107,945	1,047	Healthcare - Products - 0.06%
Telefonica SA	147,229	3,265	Fresenius SE	2,889	205
Telekom Austria AG	11,909	152	TOTAL PREFERRED STOCKS		$ 719
Telenor ASA	29,712	435
TeliaSonera AB	80,476	579		Maturity
Telstra Corp Ltd	156,099	382		Amount
Vodafone Group PLC	1,885,995	4,545	REPURCHASE AGREEMENTS - 0.98%	(000's)	Value (000's)
	$ 22,866		Banks - 0.98%
			Investment in Joint Trading Account; Bank of	$ 845	$ 845
Textiles - 0.16%			America Repurchase Agreement; 0.24%
Kuraray Co Ltd	12,400	140	dated 08/31/10 maturing 09/01/10
Nisshinbo Holdings Inc	5,000	47	(collateralized by Sovereign Agency Issues;
Teijin Ltd	34,000	105	$861,855; 1.55% - 5.00%; dated 07/08/13 -
Toray Industries Inc	52,000	275	03/15/16)
	$ 567		Investment in Joint Trading Account; Credit Suisse	845	845
Toys, Games & Hobbies - 0.31%			Repurchase Agreement; 0.24% dated
Namco Bandai Holdings Inc	6,700	64	08/31/10 maturing 09/01/10 (collateralized by
Nintendo Co Ltd	3,600	1,002	US Treasury Note; $861,855; 4.50%; dated
	$ 1,066		05/15/38)
Transportation - 1.80%			Investment in Joint Trading Account; Deutsche	845	845
AP Moller - Maersk A/S - A shares	20	147	Bank Repurchase Agreement; 0.24% dated
AP Moller - Maersk A/S - B shares	47	354	08/31/10 maturing 09/01/10 (collateralized by
Asciano Group (a)	104,881	156
			Sovereign Agency Issues; $861,855; 0.50% -
Central Japan Railway Co	54	436	5.87%; dated 12/08/10 - 06/15/38)
ComfortDelgro Corp Ltd	67,000	74
Deutsche Post AG	30,334	495
DSV A/S	7,497	119
East Japan Railway Co	12,200	790
See accompanying notes.			57

Schedule of Investments
International Equity Index Fund
August 31, 2010

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 845	$ 845
Stanley Repurchase Agreement; 0.23% dated
08/31/10 maturing 09/01/10 (collateralized by
Sovereign Agency Issues; $861,855; 0.00% -
7.27%; dated 08/11/11 - 01/15/48)
$ 3,380
TOTAL REPURCHASE AGREEMENTS		$ 3,380
Total Investments		$ 345,560
Other Assets in Excess of Liabilities, Net - 0.11%		$ 393
TOTAL NET ASSETS - 100.00%		$ 345,953

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 13,473
Unrealized Depreciation	(26,730)
Net Unrealized Appreciation (Depreciation)	$ (13,257)
Cost for federal income tax purposes	$ 358,817
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
Japan	21 .71%
United Kingdom	18 .55%
France	8 .97%
Switzerland	8 .24%
Australia	7 .97%
Germany	7 .33%
Netherlands	4 .29%
Spain	3 .65%
United States	2 .91%
Sweden	2 .74%
Italy	2 .72%
Hong Kong	2 .49%
Singapore	1 .60%
Finland	1 .03%
Denmark	0 .96%
Belgium	0 .92%
Israel	0 .79%
Norway	0 .68%
Ireland	0 .58%
Luxembourg	0 .48%
Austria	0 .29%
Greece	0 .27%
Portugal	0 .25%
New Zealand	0 .09%
Jersey, Channel Islands	0 .09%
Bermuda	0 .07%
Macao	0 .06%
Guernsey	0.06%
China	0 .04%
Mexico	0 .03%
Cyprus	0 .03%
Other Assets in Excess of Liabilities, Net	0 .11%
TOTAL NET ASSETS	100.00%

See accompanying notes.

58

Schedule of Investments
International Equity Index Fund
August 31, 2010

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2010	Long	47 $	3,198	$ 3,341	$ 143
					$ 143
All dollar amounts are shown in thousands (000's)

See accompanying notes.

59

Schedule of Investments Preferred Securities Fund August 31, 2010

COMMON STOCKS - 0.34%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Publicly Traded Investment Fund - 0.34%			Diversified Financial Services (continued)
BlackRock Preferred Income Strategies Fund Inc	227,500 $	2,393	Citigroup Capital XVII	5,600 $	127
Flaherty & Crumrine/Claymore Preferred	324,900	5,361	Corporate-Backed Trust Certificates 6.00%; Series	170,300	3,881
Securities Income Fund Inc			GS
Flaherty & Crumrine/Claymore Total Return Fund	104,000	1,789	Corporate-Backed Trust Certificates 6.00%; Series	6,000	143
Inc			PRU
	$ 9,543		Corporate-Backed Trust Certificates 6.25%; Series	13,300	337
TOTAL COMMON STOCKS	$ 9,543		BMY
CONVERTIBLE PREFERRED STOCKS -			Corporate-Backed Trust Certificates 6.30%; Series	7,300	170
0.09%	Shares Held Value (000's)		GS
Agriculture - 0.09%			CORTS Trust for Bristol Meyers Squibb	13,900	362
Archer-Daniels-Midland Co	57,000	2,338	CORTS Trust for First Union Institutional Capital I	38,800	1,028
			CORTS Trust II for Bellsouth Telecommunications	34,946	891
			(b)
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,338
PREFERRED STOCKS - 60.27%	Shares Held Value (000's)		Countrywide Financial Corp	634,619	15,180
Banks - 14.24%			Credit Suisse Guernsey Ltd	1,515,792	40,775
BAC Capital Trust II	159,800	3,958	Deutsche Bank Capital Funding Trust IX	23,900	573
BAC Capital Trust V	115,700	2,656	Deutsche Bank Capital Funding Trust VIII	406,900	9,550
BAC Capital Trust VIII	162,900	3,739	Deutsche Bank Capital Funding Trust X	351,900	8,857
BAC Capital Trust X	48,300	1,127	Deutsche Bank Contingent Capital Trust II	1,765,700	41,971
BAC Capital Trust XII	42,200	1,045	Deutsche Bank Contingent Capital Trust III	531,300	13,410
Bank One Capital VI	334,809	8,491	Deutsche Bank Contingent Capital Trust V	24,100	635
Barclays Bank PLC 6.63%	70,500	1,679	General Electric Capital Corp 5.88%	24,548	614
Barclays Bank PLC 7.10%	1,020,235	25,434	General Electric Capital Corp 6.00%	89,100	2,256
Barclays Bank PLC 7.75%	646,329	16,656	General Electric Capital Corp 6.05%	99,500	2,523
Barclays Bank PLC 8.13%	288,639	7,580	General Electric Capital Corp 6.45%	13,000	336
BB&T Capital Trust V	903,400	24,970	HSBC Finance Corp 6.00%	17,100	418
BNY Capital V	113,600	2,873	HSBC Finance Corp 6.88%	336,055	8,428
CoBank ACB 11.00%; Series C (a)	202,000	11,135	JP Morgan Chase Capital XI	702,000	17,375
CoBank ACB 11.00%; Series D (b)	115,000	6,350	JP Morgan Chase Capital XII	133,300	3,355
CoBank ACB 7.00%; Series 144A (a),(b)	29,000	1,313	JP Morgan Chase Capital XXIX	163,700	4,133
Fifth Third Capital Trust V	98,000	2,445	MBNA Capital E	1,700	43
Fifth Third Capital Trust VI	312,571	7,796	Merrill Lynch Capital Trust I	330,500	7,777
Fifth Third Capital Trust VII	130,300	3,439	Merrill Lynch Capital Trust II	112,900	2,645
Fleet Capital Trust IX	108,900	2,509	Merrill Lynch Capital Trust III 7.00%	5,800	142
Fleet Capital Trust VIII	138,522	3,455	Merrill Lynch Capital Trust III 7.375%	5,400	135
HSBC Holdings PLC 6.20%	1,074,600	25,371	Merrill Lynch Preferred Capital Trust IV	91,500	2,256
HSBC Holdings PLC 8.00%	568,400	15,080	Merrill Lynch Preferred Capital Trust V	138,900	3,449
HSBC USA Inc	16,200	761	Morgan Stanley Capital Trust III	307,900	7,473
KeyCorp Capital V	14,700	345	Morgan Stanley Capital Trust IV	513,971	12,387
KeyCorp Capital X	21,900	569	Morgan Stanley Capital Trust V	470,150	11,190
Lloyds Banking Group PLC (c)	31,200	808	Morgan Stanley Capital Trust VI	341,981	8,495
M&T Capital Trust IV	381,400	10,523	Morgan Stanley Capital Trust VII	196,100	4,830
National City Capital Trust II	309,708	7,529	Morgan Stanley Capital Trust VIII	96,949	2,370
National City Capital Trust III	133,900	3,262	National City Capital Trust IV	29,100	767
PNC Capital Trust C	745,700	19,590	National Rural Utilities Cooperative Finance	19,100	477
PNC Capital Trust D	568,900	14,223	Corp 5.95%
PNC Financial Services Group Inc	166,373	4,800	National Rural Utilities Cooperative Finance	77,300	1,940
Santander Finance Preferred SA Unipersonal	2,437,400	70,733	Corp 6.10%
SunTrust Capital IX	320,500	8,349	National Rural Utilities Cooperative Finance	39,700	995
USB Capital VI	403,000	10,075	Corp 6.75%
USB Capital VII	212,700	5,315	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	407
USB Capital VIII	46,100	1,160	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,359
USB Capital X	222,900	5,608	PreferredPlus TR-CCR1 6.00%; Series GSC4	42,500	975
USB Capital XI	148,692	3,821	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,300	338
USB Capital XII	349,300	8,813	SATURNS 2003-06 6.00%; Series GS	4,100	97
Wachovia Capital Trust IX	685,800	16,974	SATURNS 2003-11 5.63%; Series GS	10,400	238
Wells Fargo Capital IX	445,243	10,864	SATURNS 2003-13 6.25%; Series CSFB	13,800	341
Wells Fargo Capital VII	316,539	7,828	SATURNS 2004-04 6.00%; Series GS	132,500	3,071
Wells Fargo Capital XI	19,800	495	SATURNS 2004-06 6.00%; Series GS	177,400	4,103
Wells Fargo Capital XII	135,600	3,606	SATURNS 2004-2 5.75%; Series GS	18,300	425
Wells Fargo Capital XIV	25,200	704		$ 328,403
	$ 395,856		Electric - 5.26%
Diversified Financial Services - 11.82%			Alabama Power Co - Series 2007B	74,922	1,969
Ameriprise Financial Inc	1,176,659	32,393	Alabama Power Co - Series II	349,410	9,011
Citigroup Capital IX	198,800	4,471	Dominion Resources Inc/VA	1,209,856	34,892
Citigroup Capital VII	447,900	10,996	Entergy Louisiana LLC	7,700	202
Citigroup Capital VIII	190,379	4,670	Entergy Texas Inc	972,023	27,955
Citigroup Capital X	375,200	8,543	FPL Group Capital Inc 8.75%	471,970	13,782
Citigroup Capital XI	333,900	7,550	Georgia Power Capital Trust VII	55,400	1,395
Citigroup Capital XII	142,400	3,727	Georgia Power Co 6.50%	50,000	5,188
			Georgia Power Co 8.20%	219,600	6,821

See accompanying notes.

60

Schedule of Investments Preferred Securities Fund August 31, 2010

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			REITS (continued)
PPL Capital Funding Inc	449,000 $	11,854	HCP Inc 7.10%	6,400 $	158
PPL Electric Utilities Corp	16,705	417	HCP Inc 7.25%	4,100	103
PPL Energy Supply LLC	208,400	5,445	Kimco Realty Corp 6.65%	91,149	2,263
SCANA Corp	22,400	635	Kimco Realty Corp 7.75%	1,495,370	39,029
Xcel Energy Inc 7.60%	961,089	26,747	Prologis - Series C	125,000	6,453
	$ 146,313		Prologis - Series G	93,600	2,137
Insurance - 10.52%			PS Business Parks Inc - Series H	161,600	4,064
Aegon NV 4.00%	67,500	1,366	PS Business Parks Inc - Series I	170,600	4,151
Aegon NV 6.375%	524,107	11,583	PS Business Parks Inc - Series M	111,686	2,801
Aegon NV 6.50%	246,758	5,466	PS Business Parks Inc - Series O	32,700	839
Allianz SE	974,882	25,865	PS Business Parks Inc - Series P	588,709	14,194
Arch Capital Group Ltd 7.88%	135,400	3,443	Public Storage Inc 6.18%; Series D	40,600	994
Arch Capital Group Ltd 8.00%	553,382	14,305	Public Storage Inc 6.25%; Series Z	21,900	537
Assured Guaranty Municipal Holdings Inc	297,625	6,664	Public Storage Inc 6.45%; Series F	318,900	7,921
Axis Capital Holdings Ltd	289,000	25,694	Public Storage Inc 6.45%; Series X	226,740	5,612
Berkley W R Capital Trust	782,925	19,182	Public Storage Inc 6.50%; Series W	390,025	9,708
Delphi Financial Group Inc 7.38%	480,200	10,612	Public Storage Inc 6.60%; Series C	166,800	4,170
Delphi Financial Group Inc 8.00%	38,516	963	Public Storage Inc 6.63%; Series M	115,350	2,952
Everest Re Capital Trust II	381,319	9,228	Public Storage Inc 6.75%; Series E	44,728	1,121
ING Groep NV 6.13%	69,600	1,465	Public Storage Inc 6.75%; Series L	323,800	8,202
ING Groep NV 6.20%	30,900	646	Public Storage Inc 6.85%; Series Y (c)	98,900	2,534
ING Groep NV 6.38%	848,000	17,443	Public Storage Inc 6.88%	4,900	126
ING Groep NV 7.05%	945,438	21,064	Public Storage Inc 6.95%; Series H	72,970	1,860
ING Groep NV 7.20%	165,345	3,748	Public Storage Inc 7.00%; Series G	36,400	934
ING Groep NV 7.38%	844,300	19,638	Public Storage Inc 7.00%; Series N	37,100	960
ING Groep NV 8.50%	80,700	2,006	Public Storage Inc 7.25%; Series I	2,300	60
Lincoln National Capital VI	109,337	2,739	Public Storage Inc 7.25%; Series K	433,933	11,482
Lincoln National Corp 6.75%	14,400	359	Realty Income Corp - Series D	333,993	8,467
Markel Corp	155,200	4,094	Regency Centers Corp 6.70%	265,700	6,294
PartnerRe Ltd 6.50%	201,466	4,970	Regency Centers Corp 7.25%	257,300	6,322
PartnerRe Ltd 6.75%	133,700	3,356	Regency Centers Corp 7.45%	283,544	7,103
PLC Capital Trust III	20,100	502	UDR Inc	100,500	2,509
PLC Capital Trust IV	47,400	1,173	Vornado Realty LP	1,431,833	38,302
PLC Capital Trust V	268,500	6,374	Vornado Realty Trust - Series F	419,925	10,305
Protective Life Corp	561,700	14,116	Vornado Realty Trust - Series G	12,700	310
Prudential Financial Inc	714,818	19,658	Vornado Realty Trust - Series H	37,700	935
Prudential PLC 6.50%	99,600	2,496	Vornado Realty Trust - Series I	116,293	2,849
Prudential PLC 6.75%	171,492	4,459	Wachovia Corp 7.25%	392,854	10,041
RenaissanceRe Holdings Ltd - Series B	114,200	2,874	Weingarten Realty Investors 6.50%	815,800	19,326
RenaissanceRe Holdings Ltd - Series C	249,435	5,675	Weingarten Realty Investors 6.95%	204,300	5,026
RenaissanceRe Holdings Ltd - Series D	608,100	15,148	Weingarten Realty Investors 8.10%	1,826,200	42,240
Torchmark Capital Trust III	22,400	570			$ 372,829
XL Group PLC (a),(d)	180,000	3,555	Sovereign - 0.52%
	$ 292,499		Farm Credit Bank/Texas (a),(c),(d)	14,500	14,500
Media - 2.94%
CBS Corp 6.75%	780,000	19,570	Telecommunications - 1.36%
CBS Corp 7.25%	449,900	11,405	AT&T Inc	72,343	1,950
Comcast Corp 6.63%	861,254	21,988	Centaur Funding Corp (a)	21,543	23,408
Comcast Corp 7.00%	273,545	7,101	Telephone & Data Systems Inc 6.63%	375,318	9,312
Comcast Corp 7.00%; Series B	307,000	7,896	Telephone & Data Systems Inc 7.60%	106,129	2,691
Viacom Inc	533,500	13,679	United States Cellular Corp 7.50%	14,800	380
	$ 81,639				$ 37,741
Oil & Gas - 0.19%			TOTAL PREFERRED STOCKS		$ 1,675,067
Nexen Inc	211,490	5,287		Principal
				Amount
REITS - 13.42%			BONDS - 36.14%	(000's)	Value (000's)
AMB Property Corp - Series L	138,100	3,301	Banks - 10.95%
AMB Property Corp - Series M	55,900	1,316	ABN Amro North American Holding Preferred
AMB Property Corp - Series P	82,558	1,965	Capital Repackage Trust I
BRE Properties Inc - Series C	198,777	4,902	6.52%, 12/29/2049(a),(e)	$ 9,600	$ 8,112
CommonWealth REIT	318,430	6,582	Agfirst Farm Credit Bank
CommonWealth REIT - Series C	772,400	18,723	7.30%, 10/31/2049(a),(b)	1,850	1,649
Developers Diversified Realty Corp 7.50%	70,000	1,695	BankAmerica Institutional Capital A
Developers Diversified Realty Corp 8.00%	69,100	1,711	8.07%, 12/31/2026(a)	500	510
Duke Realty Corp 6.50%	288,100	6,448	BankAmerica Institutional Capital B
Duke Realty Corp 6.60%	81,400	1,826	7.70%, 12/31/2026(a)	5,000	5,000
Duke Realty Corp 6.63%	261,600	5,860	Barclays Bank PLC
Duke Realty Corp 6.95%	719,511	17,484	6.28%, 12/15/2049	14,300	11,915
Duke Realty Corp 7.25%	147,232	3,665	6.86%, 9/29/2049(a),(e)	4,000	3,520
Equity Residential	4,300	107	7.43%, 9/15/2049(a),(e)	8,956	8,866
Harris Preferred Capital Corp	72,900	1,850

See accompanying notes.

61

Schedule of Investments Preferred Securities Fund August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
BB&T Capital Trust IV			SunTrust Preferred Capital I
6.82%, 6/12/2057(e)	$ 4,000 $	3,880	5.85%, 12/31/2049(e)	$ 6,677 $	4,540
BBVA International Preferred SA Unipersonal			Wachovia Capital Trust V
5.92%, 12/18/2049(e)	23,700	19,274	7.97%, 6/1/2027(a)	8,500	8,786
BNP Paribas			Westpac Capital Trust III
7.20%, 6/29/2049(a)	26,500	25,308	5.82%, 9/30/2013(a)	1,300	1,254
7.20%, 6/29/2049(e)	1,000	957		$ 304,331
BPCE SA			Diversified Financial Services - 10.69%
12.50%, 9/30/2049(a)	500	559	Ageas Hybrid Financing SA
Caisse Nationale des Caisses			8.25%, 2/27/2049	11,702	11,585
6.75%, 1/27/2049	11,500	9,393	American Express Co
Corestates Capital I			6.80%, 9/1/2066(e)	21,800	21,255
8.00%, 12/15/2026(a)	1,725	1,801	BankBoston Capital Trust IV
Credit Agricole SA			1.14%, 6/8/2028(e)	5,000	3,446
8.38%, 10/13/2049(a),(e)	8,260	8,621	Capital One Capital III
9.75%, 6/29/2049	19,938	21,533	7.69%, 8/15/2036	5,700	5,714
DEN Norske Creditbank			Capital One Capital IV
0.56%, 11/18/2049(e)	8,940	5,096	6.75%, 2/17/2037	45,220	43,072
0.66%, 8/24/2049(e)	6,150	3,782	Countrywide Capital III
Fifth Third Capital Trust IV			8.05%, 6/15/2027	10,160	10,465
6.50%, 4/15/2037(e)	8,000	6,900	Credit Suisse/Guernsey
First Empire Capital Trust I			1.13%, 5/29/2049	12,600	8,820
8.23%, 2/1/2027	2,000	1,970	Glen Meadow Pass-Through Trust
First Empire Capital Trust II			6.51%, 2/12/2067(a),(e)	40,100	29,874
8.28%, 6/1/2027	7,000	6,894	Goldman Sachs Capital I
First Hawaiian Capital I			6.35%, 2/15/2034	10,000	9,315
8.34%, 7/1/2027	5,000	4,700	HSBC Finance Capital Trust IX
First Union Capital II			5.91%, 11/30/2035	5,000	4,519
7.95%, 11/15/2029	700	807	JP Morgan Chase Capital XV
First Union Institutional Capital I			5.88%, 3/15/2035	2,000	1,910
8.04%, 12/1/2026	1,100	1,127	JP Morgan Chase Capital XX
First Union Institutional Capital II			6.55%, 9/29/2036	9,950	9,907
7.85%, 1/1/2027	1,000	1,015	JP Morgan Chase Capital XXV
HSBC Bank PLC			6.80%, 10/1/2037	8,005	8,169
0.75%, 9/18/2049(e)	5,000	2,913	JP Morgan Chase Capital XXVII
1.00%, 6/19/2049(e)	5,000	2,888	7.00%, 11/1/2039	19,700	20,884
HSBC Capital Funding LP/Jersey Channel Islands			LBG Capital No 1 PLC
10.18%, 12/29/2049(a),(e)	6,000	7,560	7.88%, 11/1/2020	5,000	4,497
HSBC USA Capital Trust I			Old Mutual Capital Funding
7.81%, 12/15/2026(a)	300	299	8.00%, 5/29/2049	26,239	25,470
JP Morgan Chase & Co			QBE Capital Funding II LP
7.90%, 4/29/2049(e)	12,900	13,567	6.80%, 6/29/2049(a),(e)	1,900	1,596
National Australia Bank/New York			Swiss Re Capital I LP
8.00%, 9/29/2049	1,200	1,286	6.85%, 5/29/2049(a),(e)	24,820	21,510
NB Capital Trust II			ZFS Finance USA Trust II
7.83%, 12/15/2026	2,200	2,206	6.45%, 12/15/2065(a),(e)	59,730	54,952
NB Capital Trust IV				$ 296,960
8.25%, 4/15/2027	1,800	1,844	Electric - 1.78%
North Fork Capital Trust II			FPL Group Capital Inc
8.00%, 12/15/2027	3,450	3,459	6.35%, 10/1/2066(e)	4,000	3,740
Northgroup Preferred Capital Corp			6.65%, 6/15/2067(e)	3,000	2,850
6.38%, 12/29/2049(a),(e)	6,300	5,827	7.30%, 9/1/2067(e)	42,255	42,889
PNC Preferred Funding Trust I				$ 49,479
6.52%, 12/31/2049(a),(e)	7,700	5,782
			Hand & Machine Tools - 0.58%
Rabobank Nederland NV			Stanley Black & Decker Inc
11.00%, 12/29/2049(a),(e)	5,600	7,328	5.90%, 12/1/2045(e)	16,130	16,121
Republic New York Capital I
7.75%, 11/15/2026	7,200	7,146	Insurance - 11.25%
Santander Finance Preferred SA Unipersonal			ACE Capital Trust II
10.50%, 12/29/2049(e)	1,520	1,792
			9.70%, 4/1/2030	3,690	4,488
Societe Generale			AXA SA
8.75%, 4/7/2049	17,300	17,932	6.38%, 12/29/2049(a),(e)	42,818	34,683
Standard Chartered PLC			6.46%, 12/31/2049(a),(e)	12,300	9,717
0.69%, 7/16/2049(e)	2,000	1,080
6.41%, 12/30/2049(a),(e)	5,000	4,542	8.60%, 12/15/2030	8,000	9,245
(a)			Catlin Insurance Co Ltd
7.01%, 7/30/2049	18,750	18,066	7.25%, 12/18/2049(a)	45,075	35,722
SunTrust Capital VIII			Everest Reinsurance Holdings Inc
6.10%, 12/1/2066	24,759	21,045	6.60%, 5/15/2037(e)	25,820	22,948

See accompanying notes.

62

Schedule of Investments Preferred Securities Fund August 31, 2010

	Principal			Maturity
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Insurance (continued)			Banks (continued)
Great-West Life & Annuity Insurance Capital I			Investment in Joint Trading Account; Morgan	$ 10,950	$ 10,950
6.63%, 11/15/2034(a)	$ 4,000	$ 4,067	Stanley Repurchase Agreement; 0.23% dated
Great-West Life & Annuity Insurance Co			08/31/10 maturing 09/01/10 (collateralized by
7.15%, 5/16/2046(a),(e)	4,750	4,489	Sovereign Agency Issues; $11,169,262;
Liberty Mutual Group Inc			0.00% - 7.27%; dated 08/11/11 - 01/15/48)
7.00%, 3/15/2037(a),(e)	2,700	2,280			$ 43,801
7.80%, 3/15/2037(a)	9,000	7,920	TOTAL REPURCHASE AGREEMENTS		$ 43,801
10.75%, 6/15/2058(a),(e)	15,000	16,687	Total Investments		$ 2,735,065
Lincoln National Corp			Other Assets in Excess of Liabilities, Net - 1.58%		$ 44,027
6.05%, 4/20/2067(e)	1,520	1,277
			TOTAL NET ASSETS - 100.00%		$ 2,779,092
7.00%, 5/17/2066(e)	6,375	5,801
MetLife Capital Trust IV
7.88%, 12/15/2037(a)	29,200	29,638	(a)	Security exempt from registration under Rule 144A of the Securities Act of
MetLife Capital Trust X			1933. These securities may be resold in transactions exempt from
9.25%, 4/8/2068(a)	14,835	17,060	registration, normally to qualified institutional buyers. Unless otherwise
MMI Capital Trust I			indicated, these securities are not considered illiquid. At the end of the
7.63%, 12/15/2027	1,073	1,087	period, the value of these securities totaled $458,602 or 16.50% of net
Nationwide Financial Services			assets.
6.75%, 5/15/2037	24,200	20,566	(b) Security is Illiquid
Progressive Corp/The			(c) Non-Income Producing Security
6.70%, 6/15/2037	5,550	5,273	(d)	Market value is determined in accordance with procedures established in
Prudential Financial Inc			good faith by the Board of Directors. At the end of the period, the value of
8.88%, 6/15/2038(e)	21,623	23,569	these securities totaled $18,055 or 0.65% of net assets.
Prudential PLC			(e)	Variable Rate. Rate shown is in effect at August 31, 2010.
6.50%, 6/29/2049	20,400	18,128
Reinsurance Group of America Inc
6.75%, 12/15/2065(e)	5,300	4,522
USF&G Capital III			Unrealized Appreciation (Depreciation)
8.31%, 7/1/2046(a)	2,000	2,338	The net federal income tax unrealized appreciation (depreciation) and federal tax
XL Group PLC			cost of investments held as of the period end were as follows:
6.50%, 12/31/2049(e)	41,500	31,283
			Unrealized Appreciation		$ 412,812
		$ 312,788	Unrealized Depreciation		(36,976)
Savings & Loans - 0.11%			Net Unrealized Appreciation (Depreciation)		$ 375,836
Sovereign Capital Trust VI			Cost for federal income tax purposes		$ 2,351,336
7.91%, 6/13/2036	3,060	2,982	All dollar amounts are shown in thousands (000's)

Sovereign - 0.32%
Svensk Exportkredit AB			Portfolio Summary (unaudited)
6.38%, 10/29/2049(a)	10,000	8,768	Sector		Percent
			Financial		84 .58%
			Utilities		7 .04%
Transportation - 0.46%			Communications		4 .30%
BNSF Funding Trust I
6.61%, 12/15/2055(e)	13,150	12,887	Industrial		1 .04%
			Government		0 .84%
TOTAL BONDS		$ 1,004,316	Exchange Traded Funds		0 .34%
			Energy		0 .19%
	Maturity		Consumer, Non-cyclical		0 .09%
	Amount		Other Assets in Excess of Liabilities, Net		1 .58%
REPURCHASE AGREEMENTS - 1.58%	(000's)	Value (000's)	TOTAL NET ASSETS		100.00%
Banks - 1.58%
Investment in Joint Trading Account; Bank of	$ 10,950	$ 10,950
America Repurchase Agreement; 0.24%
dated 08/31/10 maturing 09/01/10
(collateralized by Sovereign Agency Issues;
$11,169,262; 1.55% - 5.00%; dated 07/08/13
- 03/15/16)
Investment in Joint Trading Account; Credit Suisse	10,950	10,950
Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
US Treasury Note; $11,169,262; 4.50%;
dated 05/15/38)
Investment in Joint Trading Account; Deutsche	10,950	10,951
Bank Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
Sovereign Agency Issues; $11,169,262;
0.50% - 5.87%; dated 12/08/10 - 06/15/38)

See accompanying notes.

63

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment and Unrealized Total From from Net				Dividends	Net Asset
	Beginning of Income Gain (Loss) on Investment Investment					and	Value End of
	Period	(Loss)(a)	Investments	Operations	Income Distributions		Period	Total Return
BOND MARKET INDEX FUND
Class J shares
2010(b)	$10 .17	$0.08	$0 .40	$0 .48	$–	$–	$10.65	4 .72%(c),(d)
Institutional shares
2010(g)	10.00	0 .18	0 .53	0 .71	–	–	10 .71	7 .10 (c)
R-1 shares
2010(g)	10.00	0 .12	0 .53	0 .65	–	–	10 .65	6 .50 (c)
R-2 shares
2010(g)	10.00	0 .13	0 .53	0 .66	–	–	10 .66	6 .60 (c)
R-3 shares
2010(g)	10.00	0 .14	0 .53	0 .67	–	–	10 .67	6 .70 (c)
R-4 shares
2010(g)	10.00	0 .15	0 .53	0 .68	–	–	10 .68	6 .80 (c)
R-5 shares
2010(g)	10.00	0 .16	0 .53	0 .69	–	–	10 .69	6 .90 (c)
DIVERSIFIED REAL ASSET FUND
Institutional shares
2010(b)	10.00	0 .05	0 .11	0 .16	( 0 .02)	(0.02)	10.14	1 .57 (c)
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2010(g)	10.00	0 .17	( 1 .07)	( 0 .90)	–	–	9.10	(9 .00) (c)
R-1 shares
2010(g)	10.00	0 .12	( 1 .07)	( 0 .95)	–	–	9.05	(9 .50) (c)
R-2 shares
2010(g)	10.00	0 .09	( 1 .04)	( 0 .95)	–	–	9.05	(9 .50) (c)
R-3 shares
2010(g)	10.00	0 .10	( 1 .03)	( 0 .93)	–	–	9.07	(9 .30) (c)
R-4 shares
2010(g)	10.00	0 .17	( 1 .09)	( 0 .92)	–	–	9.08	(9 .20) (c)
R-5 shares
2010(g)	10.00	0 .09	( 1 .01)	( 0 .92)	–	–	9.08	(9 .20) (c)

See accompanying notes.

64

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS, INC.

Ratio of Net
Net Assets, End of	Ratio of Expenses	Ratio of Gross	Investment Income	Portfolio
Period (in	to Average Net	Expenses to	to Average Net	Turnover
thousands)	Assets	Average Net Assets	Assets	Rate
$29,318	1.29%(e)	1.37%(e),(f)	1 .57%(e)	216 .8%(e)
530,223	0.26 (e)	0 .26 (e),(h)	2 .54 (e)	216 .8 (e)
2,133	1.15 (e)	1 .16 (e),(h)	1 .70 (e)	216 .8 (e)
3,814	1.02 (e)	1 .02 (e),(h)	1 .83 (e)	216 .8 (e)
5,206	0.84 (e)	0 .84 (e),(h)	2 .01 (e)	216 .8 (e)
2,675	0.65 (e)	0 .65 (e),(h)	2 .20 (e)	216 .8 (e)
9,296	0.53 (e)	0 .52 (e),(h)	2 .34 (e)	216 .8 (e)
173,814	0.90 (e)	0 .90 (e),(h)	1 .16 (e)	38 .1 (e)
343,101	0.35 (e)	0 .38 (e),(h)	2 .74 (e)	48 .3 (e)
9	1 .23 (e)	3 .25 (e),(h)	1 .92 (e)	48 .3 (e)
47	1 .10 (e)	1 .90 (e),(h)	1 .43 (e)	48 .3 (e)
55	0 .92 (e)	1 .76 (e),(h)	1 .54 (e)	48 .3 (e)
1,089	0.73 (e)	0 .77 (e),(h)	2 .78 (e)	48 .3 (e)
1,652	0.61 (e)	0 .66 (e),(h)	1 .48 (e)	48 .3 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	Period from December 30, 2009, date operations commenced, through August 31, 2010.
(h)	Excludes expense reimbursement from Manager.

See accompanying notes.

65

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment and Unrealized		Total From	from Net	Dividends	Net Asset
	Beginning	Income Gain (Loss) on Investment Investment				and	Value End
	of Period	(Loss)(a)	Investments	Operations	Income	Distributions of Period		Total Return
PREFERRED SECURITIES FUND
Class J shares
2010(b)	$8 .74	$0 .47	$0 .97	$1 .44	($0 .48)	($0 .48)	$9.70	16.97%(c),(d)
2009(g)	6 .59	0 .55	2 .15	2 .70	(0.55)	( 0 .55)	8 .74	43 .45 (d)
2008(g)	9 .97	0 .53	(3.39)	(2.86)	(0.52)	( 0 .52)	6 .59	(29 .84) (d)
2007(g)	10 .62	0 .53	(0.63)	(0.10)	(0.55)	( 0 .55)	9 .97	(1 .03) (d)
2006(g)	10 .48	0 .51	0 .10	0 .61	(0.47)	( 0 .47)	10 .62	5 .95 (d)
2005(g)	11 .25	0 .52	(0.38)	0.14	(0.91)	( 0 .91)	10 .48	1 .27 (d)
Institutional shares
2010(b)	8 .84	0 .53	0 .99	1 .52	(0.54)	( 0 .54)	9 .82	17 .67 (c)
2009(g)	6 .66	0 .61	2 .17	2 .78	(0.60)	( 0 .60)	8 .84	44 .52
2008(g)	10 .07	0 .60	(3.43)	(2.83)	(0.58)	( 0 .58)	6 .66	(29 .34)
2007(g)	10 .73	0 .61	(0.63)	(0.02)	(0.64)	( 0 .64)	10 .07	(0 .26)
2006(g)	10 .58	0 .61	0 .09	0 .70	(0.55)	( 0 .55)	10 .73	6 .88
2005(g)	11 .34	0 .62	(0.39)	0.23	(0.99)	( 0 .99)	10 .58	2 .07
R-1 shares
2010(b)	8 .82	0 .46	0 .98	1 .44	(0.47)	( 0 .47)	9 .79	16 .77 (c)
2009(g)	6 .65	0 .54	2 .17	2 .71	(0.54)	( 0 .54)	8 .82	43 .25
2008(g)	10 .05	0 .52	(3.42)	(2.90)	(0.50)	( 0 .50)	6 .65	(29 .92)
2007(g)	10 .70	0 .51	(0.62)	(0.11)	(0.54)	( 0 .54)	10 .05	(1 .12)
2006(g)	10 .56	0 .52	0 .08	0 .60	(0.46)	( 0 .46)	10 .70	5 .87
2005(g)	11 .34	0 .52	(0.39)	0.13	(0.91)	( 0 .91)	10 .56	1 .14
R-2 shares
2010(b)	8 .79	0 .47	0 .97	1 .44	(0.48)	( 0 .48)	9 .75	16 .86 (c)
2009(g)	6 .62	0 .55	2 .17	2 .72	(0.55)	( 0 .55)	8 .79	43 .60
2008(g)	10 .02	0 .53	(3.41)	(2.88)	(0.52)	( 0 .52)	6 .62	(29 .91)
2007(g)	10 .67	0 .51	(0.61)	(0.10)	(0.55)	( 0 .55)	10 .02	(0 .98)
2006(g)	10 .52	0 .53	0 .09	0 .62	(0.47)	( 0 .47)	10 .67	6 .12
2005(g)	11 .30	0 .54	(0.40)	0.14	(0.92)	( 0 .92)	10 .52	1 .25
R-3 shares
2010(b)	8 .81	0 .49	0 .98	1 .47	(0.50)	( 0 .50)	9 .78	17 .09 (c)
2009(g)	6 .63	0 .57	2 .17	2 .74	(0.56)	( 0 .56)	8 .81	43 .92
2008(g)	10 .04	0 .55	(3.43)	(2.88)	(0.53)	( 0 .53)	6 .63	(29 .83)
2007(g)	10 .69	0 .55	(0.63)	(0.08)	(0.57)	( 0 .57)	10 .04	(0 .78)
2006(g)	10 .54	0 .55	0 .09	0 .64	(0.49)	( 0 .49)	10 .69	6 .30
2005(g)	11 .31	0 .56	(0.39)	0.17	(0.94)	( 0 .94)	10 .54	1 .49
R-4 shares
2010(b)	8 .80	0 .50	0 .98	1 .48	(0.51)	( 0 .51)	9 .77	17 .29 (c)
2009(g)	6 .63	0 .58	2 .17	2 .75	(0.58)	( 0 .58)	8 .80	44 .04
2008(g)	10 .03	0 .57	(3.42)	(2.85)	(0.55)	( 0 .55)	6 .63	(29 .63)
2007(g)	10 .70	0 .56	(0.63)	(0.07)	(0.60)	( 0 .60)	10 .03	(0 .77)
2006(g)	10 .55	0 .56	0 .10	0 .66	(0.51)	( 0 .51)	10 .70	6 .50
2005(g)	11 .32	0 .58	(0.39)	0.19	(0.96)	( 0 .96)	10 .55	1 .65
R-5 shares
2010(b)	8 .81	0 .49	1 .01	1 .50	(0.52)	( 0 .52)	9 .79	17 .46 (c)
2009(g)	6 .64	0 .59	2 .17	2 .76	(0.59)	( 0 .59)	8 .81	44 .16
2008(g)	10 .05	0 .58	(3.43)	(2.85)	(0.56)	( 0 .56)	6 .64	(29 .58)
2007(g)	10 .71	0 .57	(0.62)	(0.05)	(0.61)	( 0 .61)	10 .05	(0 .54)
2006(g)	10 .56	0 .58	0 .10	0 .68	(0.53)	( 0 .53)	10 .71	6 .62
2005(g)	11 .32	0 .59	(0.38)	0.21	(0.97)	( 0 .97)	10 .56	1 .84

See accompanying notes.

66

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.

			Ratio of Net
Net Assets, End of	Ratio of Expenses	Ratio of Gross	Investment Income	Portfolio
Period (in	to Average Net	Expenses to	to Average Net	Turnover
thousands)	Assets	Average Net Assets	Assets	Rate

$27,450	1.45%(e)	1.51%(e),(f)	6 .19%(e)	23 .4%(e)
22,511	1.50	1.55 (f)	7 .73	26 .2
16,099	1.46	–	5 .94	18 .7
25,471	1.51	–	5 .05	33 .9
24,881	1.58	1.58 (f)	4 .92	22 .4
24,037	1.60	1.63 (f)	4 .84	17 .8

1,292,939	0.75 (e)	–	6 .89 (e)	23 .4 (e)
1,279,494	0.74	–	8 .52	26 .2
909,039	0.74	–	6 .70	18 .7
712,347	0.75	–	5 .80	33 .9
580,507	0.75	–	5 .77	22 .4
330,862	0.75	–	5 .68	17 .8

1,458	1.60 (e)	–	6 .01 (e)	23 .4 (e)
1,272	1.61	–	7 .44	26 .2
593	1.62	–	5 .83	18 .7
545	1.63	–	4 .86	33 .9
176	1.63	–	4 .97	22 .4
9	1.63	–	4 .78	17 .8

919	1.47 (e)	–	6 .14 (e)	23 .4 (e)
1,054	1.48	–	7 .70	26 .2
667	1.49	–	5 .96	18 .7
681	1.49	–	5 .00	33 .9
22	1.50	–	5 .00	22 .4
15	1.50	–	4 .96	17 .8

1,962	1.29 (e)	–	6 .37 (e)	23 .4 (e)
1,657	1.30	–	8 .16	26 .2
1,518	1.31	–	6 .16	18 .7
1,911	1.32	–	5 .23	33 .9
655	1.32	–	5 .21	22 .4
10	1.32	–	5 .10	17 .8

2,130	1.10 (e)	–	6 .55 (e)	23 .4 (e)
2,218	1.11	–	8 .18	26 .2
1,710	1.12	–	6 .34	18 .7
234	1.12	–	5 .37	33 .9
10	1.13	–	5 .37	22 .4
10	1.13	–	5 .28	17 .8

656	0.98 (e)	–	6 .31 (e)	23 .4 (e)
1,098	0.99	–	7 .93	26 .2
492	1.00	–	6 .49	18 .7
575	1.00	–	5 .45	33 .9
33	1.01	–	5 .50	22 .4
10	1.01	–	5 .43	17 .8

(a)	Calculated based on average shares outstanding during the period.
(b)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Underwriter.
(g)	For the period November 1 to October 31 in the year indicated.

See accompanying notes.

67

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bond Market Index Fund, Diversified Real Asset Fund, International Equity Index Fund, and Preferred Securities Fund, (4 of the 64 portfolios constituting the Principal Funds, Inc. (collectively the “Funds”)) as of August 31, 2010, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2010, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois October 20, 2010

68

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. August 31, 2010 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account	March 1, 2010	Beginning	Account Value March 1, 2010		Annualized
	Account Value	Value August	to August 31,	Account Value	August 31,	to August 31,	Expense
	March 1, 2010	31, 2010	2010(a)	March 1, 2010	2010	2010(a)	Ratio
Bond Market Index Fund
Class J	$1,000.00	$1,047.20	$6.08(b)	$1,000.00	$1,018.70	$6.56	1.29%
Institutional	1,000.00	1,055.17	1.30	1,000.00	1,023.95	1.28	0.25
R-1	1,000.00	1,051.33	5.95	1,000.00	1,019.41	5.85	1.15
R-2	1,000.00	1,052.32	5.28	1,000.00	1,020.06	5.19	1.02
R-3	1,000.00	1,052.27	4.35	1,000.00	1,020.97	4.28	0.84
R-4	1,000.00	1,053.25	3.36	1,000.00	1,021.93	3.31	0.65
R-5	1,000.00	1,054.24	2.74	1,000.00	1,022.53	2.70	0.53
Diversified Real Asset Fund
Institutional	1,000.00	1,015.66	4.17(b)	1,000.00	1,020.67	4.58	0.90
International Equity Index Fund
Institutional	1,000.00	960.93	1.73	1,000.00	1,023.44	1.79	0.35
R-1	1,000.00	957.67	6.07	1,000.00	1,019.00	6.26	1.23
R-2	1,000.00	957.67	5.43	1,000.00	1,019.66	5.60	1.10
R-3	1,000.00	959.79	4.54	1,000.00	1,020.57	4.69	0.92
R-4	1,000.00	959.83	3.61	1,000.00	1,021.53	3.72	0.73
R-5	1,000.00	959.83	3.01	1,000.00	1,022.13	3.11	0.61
Preferred Securities Fund
Class J	1,000.00	1,085.91	7.68	1,000.00	1,017.85	7.43	1.46
Institutional	1,000.00	1,089.76	4.00	1,000.00	1,021.37	3.87	0.76
R-1	1,000.00	1,085.44	8.41	1,000.00	1,017.14	8.13	1.60
R-2	1,000.00	1,085.37	7.73	1,000.00	1,017.80	7.48	1.47
R-3	1,000.00	1,087.27	6.79	1,000.00	1,018.70	6.56	1.29
R-4	1,000.00	1,087.15	5.79	1,000.00	1,019.66	5.60	1.10
R-5	1,000.00	1,087.55	5.16	1,000.00	1,020.27	4.99	0.98

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 16, 2010 to August 31, 2010), multiplied by 168/365 (to reflect the period since inception).

69

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	99	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	99	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Formerly, CEO, The Weitz Company	99	None
Director since 2008
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	99	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	99	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	Director, Focus Products Group;	99	None
Director since 2005	formerly President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	99	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	99	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	99	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

70

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	99	None
Director, Chairman	“Manager”), since 2008; Chairman, Principal Funds
Member, Executive Committee	Distributor, Inc. (“PFD”) and Princor, since 2008; Senior
1952	Vice President, Principal Life, and Principal Financial
Group, since 2008; Director, Principal Shareholder Services
(“PSS”) and Currency Management Committee – London,
since 2008; Director CCI since 2009; Director, Spectrum,
since 2005.

Nora M. Everett	President and Director, the Manager, since 2008; Senior	99	None
Director, President and CEO	Vice President, Retirement & Investor Services, Principal
Member, Executive Committee	Life, since 2008; Senior Vice President & Deputy General
1959	Counsel, Principal Life, 2004-2008; Director, PFD, since
2008; CEO, Princor, since 2009; Director, Princor, PSS,
Edge, Principal Asset Management Co. (Asia) Limited,
since 2008; Chairman, PFA since 2010; Director, Principal
International and Principal International Holding Company,
LLC, since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and	99	None
Director	Director of Edge Asset Management, Inc.; President and
Member, Operations Committee	CEO of WM Group of Funds 1987-2006.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life; Treasurer, the Manager, PFD,
Treasurer	Princor and Spectrum since 2006; Vice President and Treasurer, Edge and
711 High Street, Des Moines, IA 50392	Principal – REI since 2006; Treasurer, PSS since 2007; Vice President and
1952	Treasurer, Columbus Circle, LLC and PGI since 2007.

Michael J. Beer	Executive Vice President, Chief Operating Officer and Director, the Manager,
Executive Vice President	since 2008; Executive Vice President, PFD since 2006. President and Director,
711 High Street, Des Moines, IA 50392	Princor, since 2006; Vice President/Mutual Funds and Broker Dealer, Principal
1961	Life, since 2001; President and Director, PSS since 2007.

Randy L. Bergstrom	Counsel, Principal Life; Counsel, PGI, since 2006.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

71

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice
Chief Compliance Officer	President, PFD, the Manager, and Princor since 2006. Senior Vice President,
711 High Street, Des Moines, IA 50392	PSS, since 2007.
1960

Jill R. Brown	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
Senior Vice President	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD, and PSS,
1100 Investment Blvd, ste 200	since 2007. Senior Vice President/Chief Financial Officer, the Manager, since
El Dorado Hills, CA 95762	2008.
1967

Cary Fuchs	Vice President, PSS, since 2008; FVO, WMSS, 2005-2007; prior thereto,
Senior Vice President of Distribution	Divisional Vice President, BFDS.
1100 Investment Blvd, ste 200
El Dorado Hills, CA 95762
1957

Steve Gallaher	Assistant General Counsel, Principal Life and PFD since 2006; Assistant General
Assistant Counsel	Counsel, PMC, PSS, and Princor since 2007; Prior thereto, self-employed writer.
711 High Street Des Moines, IA 50392
1955

Ernie H. Gillum	Chief Compliance Officer, the Manager, since 2004; Vice President, Product
Vice President, Assistant Secretary	Development, the Manager, and Princor, since 2000; Vice President, PSS, since
711 High Street Des Moines, IA 50392	2007.
1955

Patrick A. Kirchner	Counsel, Principal Life; Assistant General Counsel, the Manager, PGI, and
Assistant Counsel	Princor since 2008.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Attorney, Principal Life since 2008; Counsel, Princor, PSS, the Manager, and
Assistant Counsel	PFD, since 2009; Registered Product Analyst, Principal Funds, 2007-2008,
711 High Street, Des Moines, IA 50392	Registered Product Development Consultant, Princor 2006-2007; and prior
1973	thereto, Judicial Law Clerk, Iowa Supreme Court.

Layne A. Rasmussen	Vice President and Controller – Mutual Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Associate General Counsel, Principal Life and Principal
Counsel	Financial Group, since 2001; Counsel, PGI, since 2001; Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, the Manager, and Princor, since 2001. Senior Vice President and
1951	Counsel, PFD, since 2007.

72

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing attorney;
Assistant Counsel	Counsel, the Manager, since 2007.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, the Manger, and Princor.
Assistant Treasurer
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, Principal, since 2007. Prior thereto, Segment Business Manager
Vice President and Secretary	for Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 21, 2009 and March 1, 2010 and the Statements of Additional Information dated December 21, 2009 and March 1, 2010. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

73

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the following agreements related to the Diversified Real Asset Fund (the “Fund”): (1) an amended subadvisory agreement with BlackRock, Inc. (“BlackRock”); (2) a subadvisory agreement with Credit Suisse Asset Management, LLC (“Credit Suisse”); (3) a subadvisory agreement with Jennison Associates, LLC (“Jennison”); (4) an amended subadvisory agreement with Tortoise Capital Advisors, LLC (“Tortoise”); (5) an amended subadvisory agreement with Principal Real Estate Investors, LLC (“PRIN”); and (6) an Amended and Restated Management Agreement (“Management Agreement”) with Principal Management Corporation (the “Manager”).

BlackRock, Credit Suisse, Jennison, Tortoise and PRIN Subadvisory Agreements and Management Agreement with the Manager

At the December 14, 2009 meeting, the Board considered whether to approve subadvisory agreements with Credit Suisse and Jennison, amended subadvisory agreements with BlackRock, Tortoise and PRIN, and a Management Agreement with the Manager related to the Fund. The Management Agreement and the subadvisory agreements are collectively referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services expected to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of management agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement is satisfactory.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and that the Manager recommended each subadvisor for the Fund based upon that program.

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical performance of a composite portfolio for each subadvisor with an investment strategy similar to the portfolio strategy that each subadvisor has been proposed to manage, as compared to a Morningstar peer group, where available, and to each strategy’s relevant benchmark index. The Board noted that as of September 30, 2009, each subadvisor had outperformed the relevant benchmark index over the last one, three and five (where available) year periods. The Board also reviewed the hypothetical three-year performance for a total Fund composite (using the subadvisors’ actual returns), as compared to a composite constructed using the proposed portfolios’ underlying index returns. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Fund’s management and subadvisory fees. With respect to the subadvisory fees proposed to be paid to BlackRock, Credit Suisse, Jennison and Tortoise, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and these subadvisors. The Board also noted that each subadvisor represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other clients with comparable mandates. With respect to the proposed management fee, the Board evaluated the proposed fee in comparison to the fees proposed to be paid to the subadvisors. The Board also received information from the Manager, comparing the proposed expense ratio for the Fund to a custom peer group selected by the Manager and reviewed by the Board. Because of the unique nature of this Fund, the Board concluded that this data was more relevant than the data provided by the Manager from Lipper Analytical Services (“Lipper”), comparing the proposed management fee to advisory fees of a category of mutual funds identified by Lipper as a potential basis for comparison. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee schedule includes breakpoints and that all but one of the subadvisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

74

As the Fund is a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or subadvisors. The Board noted that, at least for the first year of operations, the profitability of the Fund to the Manager was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Manager and subadvisors. The Board noted that they had previously reviewed PRIN’s soft dollar policies and procedures in connection with the retention of PRIN to subadvise other PFI Funds, that BlackRock, Credit Suisse and Tortoise will not use soft dollars and that the Manager reported that Jennison’s policy is to use soft dollars within the Section 28(e) safe harbor. Therefore, the Board concluded that taking into account these potential benefits, the management and subadvisory fees were reasonable.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

75

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS,INC. August 31, 2010 (unaudited)

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2010, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage
Diversified Real Asset Fund	6%	Preferred Securities Fund	3%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2010, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage
Diversified Real Asset Fund	14%	Preferred Securities Fund	19%
International Equity Index Fund	83

Foreign Taxes Paid. The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2010, are as follows:

Foreign Taxes
Per Share
International Equity Index Fund	$.0114

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

76

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT s ASSET ALLOCATION EXPERTISE s RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit principal.com.

Insurance products and plan administrative services are provided by Principal life Insurance Company.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

FV690 | 8/2010 | # t10090301ne ©2010 Principal Financial Services, Inc.

Principal Funds: Equity & Fixed-Income Funds

Annual Report

August 31, 2010

Table of Contents

Letter from the President	1
Market Highlights	2
Preferred Securities Fund	4
Glossary	6
Financial Statements	7
Notes to Financial Statements	12
Schedules of Investments	22
Financial Highlights	30
Report of Registered Independent Public Accounting Firm	32
Shareholder Expense Example	33
Supplemental Information	34

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Nora Everett President and CEO, Principal Funds

Dear Shareholder,

One year ago, the global economy was growing again after a lengthy, deep recession, and stock markets worldwide were rebounding. In the U.S., the welcome rally continued through the first four months of 2010 as positive economic data indicated a strengthening economic recovery, leading stocks higher.

However, by the end of April a number of persistent global and domestic concerns caught up with the U.S. stock market, resulting in increased volatility that continued throughout the spring and summer. In particular, government debt troubles in Europe and China’s efforts to tighten monetary policy — coupled with the domestic concerns of high unemployment, a weak housing market and slowing economic growth — drove worries about a possible double-dip recession.1, 2 Despite the recent volatility, we encourage you to maintain a regular, diversified investment program. While historical results do not predict what will happen in the future, even with the market uncertainties U.S. equities delivered a positive 5.6% return over the one-year period ending August 31, 2010.3 Emerging-market international stocks fared even better, returning 18.0% over the same period.3 It’s important, however, to emphasize the value of diversifying your investments. Case in point: Over the same one-year period, international stocks in developed markets lost ground, returning -2.3%.3 To potentially reduce your risk of loss due to investing too heavily in any one asset class, we encourage you to work with your financial professional to ensure your portfolio is diversified across and within a range of asset classes. In doing so, we suggest you take into consideration your time horizon for each of your financial goals as well as your tolerance for investment risk.2, 4

Investments to help you reach for your goals

Our mission is to provide investments that can help you achieve the financial future you envision, through the ups and downs that markets invariably experience over time. We offer funds covering a wide range of investment needs and levels of risk, for all stages in life — whether you are investing for goals that are years down the road, such as retirement, or seeking investments structured to potentially provide income you can use today (for example, to help meet monthly income needs if you are already retired).

Within our fund family, you also have clear choices for diversifying your portfolio. You can select a mix of our individual funds; or, you can choose one of our target-risk or target-date asset allocation funds, each of which is already broadly diversified. You can rely on our asset allocation expertise, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.5 Whatever your goals — rebuilding your portfolio, investing for retirement, saving for a major purchase or investing for current income — we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your continued support.

1	On the Other Hand: Economic Insights, 2010 First Quarter, April and August editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is a managing director and chief global economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.
2	International and global investment options are subject to additional risk due to fluctuating exchange rates, foreign accounting and financial policies, and other economic and political environments.
3	Returns: U.S. equities: Russell 3000 Index; emerging int’l markets: MSCI EM Index; developed int’l markets: MSCI EAFE Index
4	Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.
5	Source: FRC Quarterly LifeCycle Report, June 30, 2010

1

Market Highlights

The stock market rally that began in March 2009 continued into 2010, then lost steam at the end of April. Mounting investor concerns on a number of fronts led to heightened risk aversion and increased market volatility, which prevailed throughout the remainder of the 1-year period ending August 31, 2010. Despite the slumping markets and worried investors, the broad equity and fixed income markets ended the period in positive territory.

On the international front, investor concerns included economic stability in the euro zone and slowing growth in China. The euro zone troubles, which started with the revelation of Greece’s staggering deficit and debt load, broadened as it became apparent other countries (such as Spain and Portugal) faced similar issues. Markets reacted negatively to the exposure of European banks to the sovereign and corporate debt of these countries, despite the nearly $1 trillion bailout plan put in effect by the European Union and International Monetary Fund. However, in August investors were somewhat calmed by good news, when it was reported the euro zone economy grew at an annualized 3.9% in the second quarter of 2010.1 In China, the government’s decision to reign in real estate growth weighed on international investors, as did new data indicating a slowdown in China’s pace of economic growth.2

Fears of a double-dip U.S. recession grew during the second half of the period as negative economic data pointed to a weakening U.S. economy:

• Employers continued their reluctance to add staff, and the unemployment rate ended the period at 9.6%.3

• Gross Domestic Product for the second quarter of 2010 was up only 1.6% versus the 3.7% gain posted in the first quarter, as inventories decreased and imports grew faster than exports.4

• Housing market data was weak during the period. Following expiration of the home buyer tax credit in April 2010, new-home sales fell in May to a seasonally adjusted, annual rate of 300,000 (the lowest number since the government began tracking the figure in 1963).5 By July they had dropped even further, to 276,000 — 12.4% below June 2010 and 32.4% below July 2009.

Following its August 2010 meeting, the Federal Reserve acknowledged that the “…pace of recovery in output and employment has slowed in recent months ….”6 and confirmed its intention to keep its extremely accommodative monetary policy in place for an extended period. The Fed also announced it would maintain its securities holdings at their current level by reinvesting principal and interest payments received from its mortgage holdings into longer-term U.S. Treasuries.

1	“Germany Propels Growth in Euro Zone,” Wall Street Journal, 8/14/2010
2	The Conference Board Leading Economic Index® (LEI) for China, measuring economic activity, increased 0.3% in April following increases of 1.2% in March and 0.4% in February.
3	U.S. Bureau of Labor Statistics: Employment Situation Summary 9/3/2010 (www.bls.gov)
4	Bureau of Economic Analysis, US Dept of Commerce (www.bea.gov)
5	National Association of Home Builders (www.nahb.com)
6	Federal Reserve press release dated August 10, 2010 (www.federalreserve.gov)

2

For the 1-year period ending August 31, 2010, the broad U.S. equity market posted a return of 5.6%, as measured by the Russell 3000 Index. Within this index, the consumer discretionary and telecom sectors posted the strongest gains. The financial sector generated the only negative sector return as investors grappled with the changing landscape of regulatory reform and how it might impact the capital structure and growth opportunities for the industry. Growth stocks outperformed value in the large- and small-cap segments; in mid-caps, value stocks outpaced growth. From a market-cap perspective, mid-caps outperformed both large- and small-cap stocks.7

Internationally, developed markets — with a return of -2.3%8 for the 1-year period — considerably lagged emerging markets (which delivered 18.0%8). The weak performance by developed markets reflected in part the precarious financial situation in the euro zone peripheral countries. Emerging markets’ strong performance was supported by much stronger growth within emerging economies.

In fixed income, riskier asset classes performed best during the 1-year period. Commercial mortgage-backed securities led the investment-grade universe by outpacing duration-adjusted U.S. Treasuries by 16.4%.9 High-yield bonds also performed well, advancing 21.5% (14.3% ahead of duration-adjusted Treasuries).10 The yield curve flattened as the yield differential between 2- and 10-year Treasuries fell from 2.43% at the start of the period to 2.00% as of August 31, 2010.11 Treasury yields fell during the period for several primary reasons:

• The tenuous macroeconomic environment in the second half of the period led to risk aversion.

• The Fed’s announcement during the period that it would reinvest prepayments received on its massive mortgage-backed securities portfolio into longer-term Treasuries fueled a belief among investors that Treasury prices could rise further.

• With money market yields hovering around 0.0%, many money market investors seeking higher returns — but who also had been hesitant to move into equities — moved out of money markets into bonds.12

7	Russell family of indexes
8	Developed international markets: MSCI EAFE Index; emerging international markets: MSCI EM Index
9	As measured by components of Barclays Capital Aggregate Bond Index
10	As measured by components of Barclays Capital High Yield Index
11	Source: FactSet (U.S. Constant Maturity Treasury Yields)
12	On the Other Hand: Economic Insights, August 2010 edition, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is a managing director and chief global economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.

3

Preferred Securities Fund

Portfolio Managers: L. Phillip Jacoby Mark A. Lieb Spectrum Asset Management, Inc.

During the 12-month period, the most significant development in preferred securities in over a decade came from the Dodd-Frank Bill. This financial reform legislation defined the 5-year phase-out period for U.S. bank trust preferred securities demanded by the Collins Amendment. This law imposes a virtual “legislated maturity” to the U.S. bank trust preferred market and a commensurate intermediate investment horizon on the sector. Capital One, Countrywide and Suntrust Capital were the standout performers. Also, continued fundamental repair of the global financial system, earnings improvements, ratings improvements, liability management tenders and a unique technical backdrop all were supportive to the preferred securities market over the 12-month period. This helped the institutional capital securities sector and the retail $25 par sector provide a balanced contribution to performance during the period. Additionally, Moody’s announced revised equity credits for hybrids, which took back the equity content. The insurance hybrid sector in particular benefited from this, because the lower equity credit increased call expectations of discount paper. MetLife, Prudential Financial and Protective Life were among the strongest contributors in the insurance sector. The credit market and equity rallies calmed into a general “complacency bubble” during the first quarter of 2010, setting a backdrop for a correction. The foreign sector of both the $25 par market and the capital securities market contributed the most to the overall correction in the second quarter of 2010. Also, sovereign risks of the European Union came into focus during the period, with particular attention paid to the fiscal challenges in Greece. A package equivalent to $1 trillion of support shell-shocked the markets by its enormity, sparking a sell-off. May 2010 represented the first correction in preferred securities since March 2009. The largest detractors from performance were Santander Bank, Deutsche Bank and Societe’ Generale. Additionally, many hedge funds sold specific insurance names while the dealer community was reducing risk as well, in advance of what was expected to be an active and risky hurricane season. The largest detractors from performance were the capital securities of XL Capital, Swiss Re and AXA Insurance.

No material changes occurred in the fund’s structure.

4

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Fixed-income investment options are subject to interest rate risk, and their value will decline as interest rates rise. Neither the principal of bond investment options nor their yields are guaranteed by the U.S. government.

Fixed-income and asset allocation investment options that invest in mortgage securities are subject to increased risk due to real estate exposure.

Average Annual Total Returns[1] as of August 31, 2010
		1-Year	3-Year	5-Year	Since	Inception	Extended Performance
					Inception	Date	Inception Date
Class A Shares	Excluding Sales Charge	24.74%	6.36%	4.41%	5.03%	6/28/05	5/1/02
	Including Sales Charge	20.05%	5.00%	3.61%	4.55%
Class C Shares	Excluding Sales Charge	23.72%	5.54%	3.64%	4.39%	1/16/07	5/1/02
	Including Sales Charge	22.72%	5.54%	3.64%	4.39%

				Gross/Net
Total Investment Expense				Expense Ratio
As shown in the 3/1/10 prospectus.
Class A Shares				1.13%
Class C Shares				1.88%

Average annual total returns[1] including sales charge as of 7/31/10:
Class A Shares: 18.48% (1-year); 3.20% (5-year); 4.24% (since inception)
Class C Shares: 21.27% (1-year); 3.25% (5-year); 4.10% (since inception)

See glossary on page 6 for definitions of indices and terms.

1	Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods of less than one year are not annualized.
2	Net asset value is not adjusted for sales charge.
3	Performance shown for the benchmark is calculated from 4/30/02 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

5

Glossary

Preferreds Blended Index:

It is composed of 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I

Capital Securities Index

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
August 31, 2010

	Diversified Real	Preferred
Amounts in thousands, except per share amounts	Asset Fund	Securities Fund
Investment in securities--at cost	$ 180,522	$ 2,349,273
Assets
Investment in securities--at value	$ 182,374	$ 2,735,065
Cash	4,091	98
Receivables:
Dividends and interest	242	26,581
Expense reimbursement from Manager	22	–
Expense reimbursement from Underwriter	–	2
Fund shares sold	208	43,700
Investment securities sold	753	427
Prepaid expenses	–	12
Total Assets	187,690	2,805,885
Liabilities
Accrued management and investment advisory fees	134	1,626
Accrued administrative service fees	–	1
Accrued distribution fees	3	658
Accrued service fees	–	1
Accrued transfer agent fees	2	222
Accrued directors' expenses	–	13
Accrued other expenses	14	–
Payables:
Dividends payable	–	11,710
Fund shares redeemed	–	5,500
Investment securities purchased	2,774	7,062
Variation margin on futures contracts	8	–
Total Liabilities	2,935	26,793
Net Assets Applicable to Outstanding Shares	$ 184,755	$ 2,779,092
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 182,320	$ 2,553,430
Accumulated undistributed (overdistributed) net investment income (loss)	608	68
Accumulated undistributed (overdistributed) net realized gain (loss)	(19)	(160,198)
Net unrealized appreciation (depreciation) of investments	1,846	385,792
Total Net Assets	$ 184,755	$ 2,779,092
Capital Stock (par value: $.01 a share):
Shares authorized	350,000	555,000
Net Asset Value Per Share:
Class A: Net Assets	$ 9,577	$ 874,721
Shares Issued and Outstanding	946	88,730
Net Asset Value per share	$ 10.12	$ 9.86
Maximum Offering Price	$ 10.51	$ 10.24
Class C: Net Assets	$ 1,364	$ 576,857
Shares Issued and Outstanding	135	58,543
Net Asset Value per share	$ 10.10 (a)	$ 9.85(a)
Class J: Net Assets	N/A	$ 27,450
Shares Issued and Outstanding		2,830
Net Asset Value per share		$ 9.70(a)
Institutional: Net Assets	$ 173,814	$ 1,292,939
Shares Issued and Outstanding	17,146	131,688
Net Asset Value per share	$ 10.14	$ 9.82
R-1: Net Assets	N/A	$ 1,458
Shares Issued and Outstanding		149
Net Asset Value per share		$ 9.79
R-2: Net Assets	N/A	$ 919
Shares Issued and Outstanding		94
Net Asset Value per share		$ 9.75
R-3: Net Assets	N/A	$ 1,962
Shares Issued and Outstanding		201
Net Asset Value per share		$ 9.78
R-4: Net Assets	N/A	$ 2,130
Shares Issued and Outstanding		218
Net Asset Value per share		$ 9.77
R-5: Net Assets	N/A	$ 656
Shares Issued and Outstanding		67
Net Asset Value per share		$ 9.79

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Periods Ended August 31, 2010 (except as noted)

	Diversified Real	Preferred	Preferred
Amounts in thousands	Asset Fund(a)	Securities Fund (b)	Securities Fund (c)
Net Investment Income (Loss)
Income:
Dividends	$ 1,079	$ 105,561	$ 104,467
Withholding tax	(4)	–	–
Interest	574	51,571	49,217
Total Income	1,649	157,132	153,684
Expenses:
Management and investment advisory fees	684	14,749	12,226
Distribution fees - Class A	5	1,489	996
Distribution fees - Class C	3	4,118	2,498
Distribution fees - Class J	N/A	91	76
Distribution fees - R-1	N/A	4	3
Distribution fees - R-2	N/A	3	2
Distribution fees - R-3	N/A	3	4
Distribution fees - R-4	N/A	2	2
Administrative service fees - R-1	N/A	3	2
Administrative service fees - R-2	N/A	2	2
Administrative service fees - R-3	N/A	2	2
Administrative service fees - R-4	N/A	2	2
Administrative service fees - R-5	N/A	–	1
Registration fees - Class A	32	48	55
Registration fees - Class C	24	35	29
Registration fees - Class J	N/A	14	15
Registration fees - Institutional	26	85	20
Service fees - R-1	N/A	3	2
Service fees - R-2	N/A	2	2
Service fees - R-3	N/A	3	2
Service fees - R-4	N/A	3	3
Service fees - R-5	N/A	1	1
Shareholder reports - Class A	–	44	140
Shareholder reports - Class C	–	13	77
Shareholder reports - Class J	N/A	5	3
Shareholder reports - Institutional	–	27	5
Transfer agent fees - Class A	4	674	388
Transfer agent fees - Class C	2	437	253
Transfer agent fees - Class J	N/A	49	45
Transfer agent fees - Institutional	1	164	70
Custodian fees	3	9	11
Directors' expenses	–	40	34
Professional fees	7	14	8
Other expenses	–	46	28
Total Gross Expenses	791	22,184	17,007
Less: Reimbursement from Manager - Class A	32	168	498
Less: Reimbursement from Manager - Class C	26	102	304
Less: Reimbursement from Underwriter - Class J	N/A	12	8
Total Net Expenses	733	21,902	16,197
Net Investment Income (Loss)	916	135,230	137,487

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(60)	46,792	(62,021)
Foreign currency transactions	(28)	–	–
Futures contracts	41	–	–
Change in unrealized appreciation/depreciation of:
Investments	1,852	213,281	611,107
Futures contracts	(6)	–	–
Net Realized and Unrealized Gain (Loss) on Investments,
Futures, and Foreign currencies	1,799	260,073	549,086
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,715	$ 395,303	$ 686,573

(a)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(b)	Period from November 1, 2009 through August 31, 2010. Effective in 2010, Preferred Securities Fund’s fiscal year end was changed from October 31 to August 31.
(c)	Year ended October 31, 2009.

See accompanying notes.

8

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.

				Diversified Real
Amounts in thousands				Asset Fund
				Period Ended
				August 31, 2010(a)
Operations
Net investment income (loss)				$ 916
Net realized gain (loss) on investments, futures, and foreign currency transactions				(47)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies				1,846
		Net Increase (Decrease) in Net Assets Resulting from Operations		2,715

Dividends and Distributions to Shareholders
From net investment income				(280)
			Total Dividends and Distributions	(280)

Capital Share Transactions
Net increase (decrease) in capital share transactions				182,320
			Total increase (decrease) in net assets	184,755

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$ 184,755
Undistributed (overdistributed) net investment income (loss)				$ 608

	Class A	Class C	Institutional
Capital Share Transactions:
Period Ended August 31, 2010 (a)
Dollars:
Sold	$ 9,629 $	1,350	$ 171,171
Reinvested	8	–	272
Redeemed	(110)	–	–
Net Increase (Decrease)	$ 9,527 $	1,350	$ 171,443
Shares:
Sold	956	135	17,118
Reinvested	1	–	28
Redeemed	(11)	–	–
Net Increase (Decrease)	946	135	17,146

Distributions:
Period Ended August 31, 2010 (a)
From net investment
income	$ (8) $	–	$ (272)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (8) $	–	$ (272)

(a)	Period from March 16, 2010, date operations commenced, through August 31, 2010.

See accompanying notes.

9

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.

Amounts in thousands							Preferred Securities Fund

						Period Ended		Year Ended		Year Ended
						August 31, 2010(a)		October 31, 2009		October 31, 2008
Operations
Net investment income (loss)						$ 135,230		$ 137,487		$ 85,199
Net realized gain (loss) on investments, futures, and foreign currency transactions							46,792		(62,021)	(135,447)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies							213,281		611,107	(402,700)
	Net Increase (Decrease) in Net Assets Resulting from Operations						395,303		686,573	(452,948)

Dividends and Distributions to Shareholders
From net investment income							(136,444)		(137,851)	(84,591)
			Total Dividends and Distributions				(136,444)		(137,851)	(84,591)

Capital Share Transactions
Net increase (decrease) in capital share transactions							108,154		625,983	929,922
Redemption fees - Class A							2		19	6
Redemption fees - Class C							–		5	1
Redemption fees - Class J							2		–	1
			Total increase (decrease) in net assets				367,017	1,174,729		392,391

Net Assets
Beginning of period						2,412,075		1,237,346		844,955
End of period (including undistributed net investment income as set forth below)						$ 2,779,092		$ 2,412,075		$ 1,237,346
Undistributed (overdistributed) net investment income (loss)						$ 68		$ 979		$ 1,294

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended August 31, 2010(a)
Dollars:
Sold	$ 473,054	$ 188,591	$ 7,398	$ 381,542	$ 301	$ 812	$ 492	$ 326	$ 1,565
Reinvested	24,947	10,651	1,282	64,001	68	59	93	114	40
Redeemed	(367,212)	(106,659)	(6,276)	(562,266)	(321)	(1,124)	(458)	(751)	(2,115)
Net Increase (Decrease)	$ 130,789	$ 92,583	$ 2,404	$ (116,723) $	48	$ (253) $	127	$ (311) $	(510)
Shares:
Sold	50,074	20,074	799	40,503	33	87	53	35	167
Reinvested	2,671	1,141	139	6,893	7	6	10	12	4
Redeemed	(39,491)	(11,461)	(684)	(60,441)	(35)	(119)	(50)	(81)	(229)
Net Increase (Decrease)	13,254	9,754	254	(13,045)	5	(26)	13	(34)	(58)
Year Ended October 31, 2009
Dollars:
Sold	$ 545,622	$ 278,167	$ 4,348	$ 282,648	$ 590	$ 557	$ 324	$ 422	$ 1,405
Reinvested	19,513	7,773	1,308	83,074	62	55	118	144	44
Redeemed	(229,958)	(60,686)	(4,159)	(302,429)	(230)	(428)	(751)	(540)	(1,010)
Net Increase (Decrease)	$ 335,177	$ 225,254	$ 1,497	$ 63,293	$ 422	$ 184	$ (309) $	26	$ 439
Shares:
Sold	76,300	38,769	560	40,879	80	75	45	57	172
Reinvested	2,640	1,048	187	11,766	9	8	17	20	6
Redeemed	(32,041)	(8,415)	(615)	(44,442)	(34)	(64)	(103)	(83)	(127)
Net Increase (Decrease)	46,899	31,402	132	8,203	55	19	(41)	(6)	51
Year Ended October 31, 2008
Dollars:
Sold	$ 307,835	$ 152,027	$ 7,560	$ 620,116	$ 794	$ 686	$ 1,281	$ 2,964	$ 689
Reinvested	5,623	1,233	1,361	66,165	38	44	118	145	41
Redeemed	(115,872)	(15,408)	(9,277)	(95,011)	(492)	(439)	(964)	(793)	(542)
Net Increase (Decrease)	$ 197,586	$ 137,852	$ (356) $	591,270	$ 340	$ 291	$ 435	$ 2,316	$ 188
Shares:
Sold	34,553	17,074	811	69,452	92	81	141	307	74
Reinvested	658	148	156	7,614	4	5	14	17	5
Redeemed	(14,693)	(1,987)	(1,077)	(11,279)	(61)	(53)	(116)	(89)	(62)
Net Increase (Decrease)	20,518	15,235	(110)	65,787	35	33	39	235	17

See accompanying notes.

10

		STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
			PRINCIPAL FUNDS, INC.

	Class A	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Distributions:
Period Ended August 31, 2010(a)
From net investment
income	$ (39,415) $	(24,176) $	(1,283) $	(71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (39,415) $	(24,176) $	(1,283) $	(71,196) $	(68) $	(59) $	(93) $	(114) $	(40)
Year Ended October 31, 2009
From net investment
income	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
Year Ended October 31, 2008
From net investment
income	$ (11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (11,639) $	(4,925) $	(1,366) $	(66,274) $	(38) $	(44) $	(118) $	(146) $	(41)

(a)	Period from November 1, 2009 through August 31, 2010. Effective in 2010, Preferred Securities Fund’s fiscal year end was changed from October 31 to August 31.

See accompanying notes.

11

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At August 31, 2010, the Fund consists of 64 separate funds. The financial statements for Diversified Real Asset Fund and Preferred Securities Fund (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective March 16, 2010, the initial purchases of $10,000 of Class A, Class C and Institutional classes of shares of Diversified Real Asset Fund and were made by Principal Management Corporation.

On June 14, 2010, the Fund’s board of directors approved a change in the fiscal year end date of Preferred Securities Fund. The fiscal year end date moved from October 31 to August 31, effective with the ten-month period ending August 31, 2010.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

12

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the periods ended August 31, 2010, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine Preferred Securities Fund’s U.S. tax returns filed for the fiscal years from 2007-2010. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

13

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. August 31, 2010

2. Significant Accounting Policies (Continued)

Redemption and Exchange Fees. Each of the Funds will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Subsequent Events. Management has evaluated events or transactions that may have occurred since August 31, 2010, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Commodity Linked Notes. The Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

14

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

3. Operating Policies (Continued)

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .10% on the amount of the line of credit. During the period ended August 31, 2010, Preferred Securities Fund borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

Options Contracts. During the period, Diversified Real Asset Fund purchased put options. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Diversified Real Asset Fund had no options contracts open at year end.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

15

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

3. Operating Policies (Continued)

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging	Asset Derivatives August 31, 2010		Liability Derivatives August 31, 2010
instruments under Statement 133	Statement of Assets and	Fair		Fair
	Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Interest rate contracts			Payables, Net Assets Consist of Net unrealized	$ 6*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives Not Accounted for		Realized Gain or (Loss) on	Change in Unrealized Appreciation or
as Hedging Instruments Under	Location of Gain or (Loss) On Derivatives	Derivatives Recognized in	(depreciation) of Derivatives
Statement 133	Recognized in Operations	Operations	Recognized in Operations
Diversified Real Asset Fund
Interest rate contracts	Net realized gain (loss) from Futures	$ 41	$ (6)
contracts/Change in unrealized
appreciation/depreciation of Futures contracts

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund. The notional values of the futures contracts will vary in accordance with changing duration of Diversified Real Asset Fund.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

16

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of August 31, 2010, there was $1,047,124,296 transferred from Level 2 to Level 1 in the Preferred Securities Fund due to assets being valued at the exchange close price.

17

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of August 31, 2010, in valuing the Funds’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified Real Asset Fund
Bonds	$ —	$ 15,998	$ —	$ 15,998
Commodity Indexed Structured Notes	—	13,759	—	13,759
Common Stocks
Basic Materials	9,363	—	—	9,363
Consumer, Cyclical	1,545	—	—	1,545
Consumer, Non-cyclical	183	—	—	183
Energy	32,497	—	187	32,684
Financial	35,198	—	—	35,198
Industrial	642	—	—	642
Utilities	147	—	—	147
Preferred Stocks
Financial	—	179	—	179
Repurchase Agreements	—	3,313	—	3,313
U.S. Government & Government Agency Obligations	—	69,363	—	69,363
Total investments in securities $	79,575	$ 102,612	$ 187	$ 182,374
Assets
Interest Rate Contracts*
Futures	$ 1	$ —	$ —	$ 1

Liabilities
Interest Rate Contracts*
Futures	$ (7)	$ —	$ —	$ (7)

Preferred Securities Fund
Bonds	$ —	$ 928,524	$ 75,792	$ 1,004,316
Common Stocks
Exchange Traded Funds	9,543	—	—	9,543
Convertible Preferred Stocks
Consumer, Non-cyclical	2,338	—	—	2,338
Preferred Stocks
Communications	86,660	32,720	—	119,380
Energy	5,287	—	—	5,287
Financial	1,045,154	332,323	12,110	1,389,587
Government	—	—	14,500	14,500
Utilities	78,928	67,385	—	146,313
Repurchase Agreements	—	43,801	—	43,801
Total investments in securities $	1,227,910	$ 1,404,753	$ 102,402	$ 2,735,065

* Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

Accrued
			Discounts/					Net Change in Unrealized
			Premiums and					Appreciation/
	Value	Realized	Change in	Net	Transfers	Transfers	Value	(Depreciation) on
	October	Gain/	Unrealized	Purchases/	into	Out of	August	Investments Held at August
Fund	31, 2009	(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	31, 2010	31, 2010
Diversified Real Asset Fund
Common Stock
Energy	$ —	$ —	$ (28)	$ 215	$ —	$ —	$ 187	$ (28)
Total	$ —	$ —	$ (28)	$ 215	$ —	$ —	$ 187	$ (28)

18

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
August 31, 2010

4. Fair Valuation (Continued)

Accrued
			Discounts/					Net Change in Unrealized
			Premiums and					Appreciation/
	Value	Realized	Change in	Net	Transfers	Transfers	Value	(Depreciation) on
	October	Gain/	Unrealized	Purchases/	into	Out of	August	Investments Held at August
Fund	31, 2009	(Loss)	Gain/(Loss)	Sales	Level 3*	Level 3*	31, 2010	31, 2010
Preferred Securities Fund
Bonds	$ 25,599	$ —	$ 2,750	$ 56,403	$ —	$ (8,960)	$ 75,792	$ 2,736
Preferred Stock
Financial	5,088	(74)	2,495	(1,842)	6,443	—	12,110	2,318
Government	—	—	—	14,500	—	—	14,500	—
Total	$ 30,687	$ (74)	$ 5,245	$ 69,061	$ 6,443	$ (8,960)	$ 102,402	$ 5,054

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3
2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.
4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds. The annual rates used in this calculation for the Funds are as follows

		Net Assets of Funds (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%

			Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Prior to May 1, 2010 the rates for the service fee were .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee were .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5 respectively. Class A, Class C, Class J and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2009 through August 31, 2010
	Class A	Class C	Institutional	Expiration
Diversified Real Asset Fund*	1.25%	2.00%	0.95%	February 28, 2012
Preferred Securities Fund	1.00**	1.75**	N/A	February 28, 2010
*Period from March 16, 2010 through August 31, 2010.
**Expired February 28, 2010.

19

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

5. Management Agreement and Transactions with Affiliates (continued)

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .35% for Class J shares. The expense limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc. as principal underwriter, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund and Preferred Securities Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the periods ended August 31, 2010, were as follows (in thousands):

	Class A	Class C	Class J
Diversified Real Asset Fund	$ 24	$ —	N/A
Preferred Securities Fund	552	185	$ 2

Affiliated Ownership. At August 31, 2010, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Institutional
Diversified Real Asset Fund	1	1	1
Preferred Securities Fund	—	—	6,088

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $290,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. Diversified Real Asset Fund did not pay brokerage commissions to any member of the Principal Financial Group during the period ended August 31, 2010.

6. Investment Transactions

For the period ended August 31, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified Real Asset Fund	$ 119,077	$ 12,718
Preferred Securities Fund	563,179	465,573

For the period ended August 31, 2010, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by Diversified Real Asset Fund were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified Real Asset Fund	$ 64,872	$ 15,616

20

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. August 31, 2010

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended August 31, 2010, year ended October 31, 2009, and year ended October 31, 2008 were as follows (amounts in thousands):

	Ordinary Income
	2010	2009	2008
Diversified Real Asset Fund	$ 280 $	– $	–
Preferred Securities Fund	136,444	137,851	84,591

Distributable Earnings. As of August 31, 2010, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains*
Diversified Real Asset Fund	$ 284	$ 16
Preferred Securities Fund	6,926	10,580

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2010, Preferred Securities Fund had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:
										Annual
	2011	2012	2013	2014	2015	2016	2017	2018	Total	Limitations*
Preferred Securities Fund	$ –	$ –	$ – $ –		$ –	$ 109,792	$ 61,538	$ – $ 171,330		$ 61,132

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

As of August 31, 2010, Preferred Securities Fund utilized $29,945,000 of capital loss carryforward.

Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses have been deferred until the first day of the next taxable year. At August 31, 2010, Diversified Real Asset Fund had an approximate post-October loss of $28,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the periods ended August 31, 2010, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on
	Investment Income	Investments
Diversified Real Asset Fund	$ (28)	$ 28
Preferred Securities Fund	303	(303)

21

Schedule of Investments
Diversified Real Asset Fund
August 31, 2010

COMMON STOCKS - 43.17%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals - 0.11%			Oil & Gas (continued)
Potash Corp of Saskatchewan Inc	1,343 $	198	Atlas Energy Inc (a)	3,719 $	101
			Bankers Petroleum Ltd (a)	24,693	158
Coal - 0.17%			BG Group PLC	23,453	378
Alpha Natural Resources Inc (a)	8,575	318	Cabot Oil & Gas Corp	8,885	247
			Cairn Energy PLC (a)	57,852	415
Commercial Services - 0.10%			Canadian Natural Resources Ltd	10,746	345
Corrections Corp of America (a)	8,220	183	Carrizo Oil & Gas Inc (a)	4,619	97
			Cobalt International Energy Inc (a)	10,952	89
Electric - 0.08%			Concho Resources Inc/Midland TX (a)	8,162	477
NRG Energy Inc (a)	7,232	147	Denbury Resources Inc (a)	10,538	155
			EOG Resources Inc	3,823	332
Electrical Components & Equipment - 0.05%			EQT Corp	6,302	205
Yingli Green Energy Holding Co Ltd ADR(a)	7,749	86	Far East Energy Corp (a)	169,765	63
			Forest Oil Corp (a)	1,343	35
Energy - Alternate Sources - 0.05%			Helmerich & Payne Inc	5,166	191
Linc Energy Ltd (a)	57,755	85	MEG Energy Corp (a) (e)	6,400	187
			Murphy Oil Corp	4,443	239
Iron & Steel - 0.29%			Newfield Exploration Co (a)	6,716	322
Cliffs Natural Resources Inc	7,232	442	Niko Resources Ltd	2,485	245
MMX Mineracao e Metalicos SA (a)	13,948	99	Noble Corp	9,299	289
	$ 541		Noble Energy Inc	6,626	462
Lodging - 0.32%			Occidental Petroleum Corp	5,945	434
Marriott International Inc/DE	5,300	170	OGX Petroleo e Gas Participacoes SA (a)	44,117	526
Starwood Hotels & Resorts Worldwide Inc	9,100	425	Oil Search Ltd	37,608	197
	$ 595		OPTI Canada Inc (a)	12,192	12
			Pacific Rubiales Energy Corp (a)	23,556	556
Metal Fabrication & Hardware - 0.12%
Tenaris SA ADR	6,819	230	Petrohawk Energy Corp (a)	12,398	187
			Petroleo Brasileiro SA ADR	7,304	244
Mining - 4.67%			Range Resources Corp	7,026	238
African Rainbow Minerals Ltd	11,055	231	Reliance Industries Ltd (b)	4,959	194
Agnico-Eagle Mines Ltd	3,926	255	Rosetta Resources Inc (a)	7,423	146
Alcoa Inc	8,162	83	SandRidge Energy Inc (a)	16,737	68
BHP Billiton Ltd ADR	2,994	199	Southwestern Energy Co (a)	14,671	480
Cameco Corp	9,195	224	Suncor Energy Inc	6,716	203
Century Aluminum Co (a)	8,679	87	Talisman Energy Inc	16,944	266
Cia de Minas Buenaventura SA ADR	12,811	530	Ultra Petroleum Corp (a)	7,852	306
Detour Gold Corp (a)	5,304	158	Whiting Petroleum Corp (a)	3,306	281
Eldorado Gold Corp	30,375	596	Woodside Petroleum Ltd	5,889	219
European Goldfields Ltd (a)	30,789	275		$ 10,379
First Quantum Minerals Ltd	6,863	396	Oil & Gas Services - 1.81%
First Uranium Corp (a)	15,300	13	Cameron International Corp (a)	13,690	504
Freeport-McMoRan Copper & Gold Inc	7,232	521	Complete Production Services Inc (a)	8,679	153
Fronteer Gold Inc (a)	15,704	117	Dresser-Rand Group Inc (a)	5,889	209
Gabriel Resources Ltd (a)	29,032	136	Dril-Quip Inc (a)	9,237	488
Goldcorp Inc	6,846	303	FMC Technologies Inc (a)	4,443	275
Hecla Mining Co (a)	31,202	178	Halliburton Co	18,804	531
Highland Gold Mining Ltd (a)	4,500	9	Integra Group Holdings (a)	26,139	56
Impala Platinum Holdings Ltd ADR	10,125	237	National Oilwell Varco Inc	11,132	418
Kinross Gold Corp	21,977	372	PAA Natural Gas Storage LP	3,993	95
Nevsun Resources Ltd (a)	35,748	168	Schlumberger Ltd	8,059	430
Newcrest Mining Ltd	10,243	339	Superior Energy Services Inc (a)	8,369	180
Newmont Mining Corp	5,320	326		$ 3,339
Northern Dynasty Minerals Ltd (a)	11,158	76	Pipelines - 10.05%
Pan American Silver Corp	11,468	284	Buckeye Partners LP	15,870	969
Quadra FNX Mining Ltd (a)	7,370	81	Chesapeake Midstream Partners LP (a)	5,295	125
Randgold Resources Ltd ADR	3,719	344	Copano Energy LLC	18,300	460
Rio Tinto PLC ADR	4,959	250	DCP Midstream Partners LP	12,200	387
Seabridge Gold Inc (a)	4,649	140	Duncan Energy Partners LP	7,000	194
SEMAFO Inc (a)	50,212	412	Enbridge Energy Partners LP	14,400	774
Silver Wheaton Corp (a)	12,915	291	Energy Transfer Equity LP	22,785	792
Southern Copper Corp	4,546	137	Energy Transfer Partners LP	25,400	1,161
Sterlite Industries India Ltd ADR	20,664	266	Enterprise Products Partners LP	43,300	1,601
Tahoe Resources Inc (a)	4,000	30	Holly Energy Partners LP	12,804	640
Vale SA ADR	14,155	379	Kinder Morgan Energy Partners LP	19,300	1,293
Western Areas NL	12,192	56	Kinder Morgan Management LLC (a)	6,115	361
Xstrata PLC	7,960	125	Magellan Midstream Partners LP	32,250	1,563
	$ 8,624		MarkWest Energy Partners LP	11,700	390
Oil & Gas - 5.62%			Niska Gas Storage Partners LLC	8,000	151
Advantage Oil & Gas Ltd (a)	11,778	71	NuStar Energy LP	15,400	878
Anadarko Petroleum Corp	6,544	301	ONEOK Partners LP	17,300	1,190
Apache Corp	4,649	418	Plains All American Pipeline LP	19,240	1,155

See accompanying notes.

22

Schedule of Investments Diversified Real Asset Fund August 31, 2010

COMMON STOCKS (continued)	Shares Held Value (000's)			Principal
Pipelines (continued)				Amount
Regency Energy Partners LP	24,900 $	592	BONDS - 8.66%	(000's)	Value (000's)
Sunoco Logistics Partners LP	14,700	1,089	Finance - Mortgage Loan/Banker - 8.66%
Targa Resources Partners LP	23,500	594	Fannie Mae
TC Pipelines LP	23,500	1,021	0.23%, 9/19/2011(c)	$ 2,000	$ 2,000
Western Gas Partners LP	8,400	202	0.28%, 8/23/2012(c)	1,000	999
Williams Partners LP	23,300	981	Federal Farm Credit Bank
	$ 18,563		0.24%, 12/8/2011(c)	2,000	1,999
Real Estate - 0.39%			Federal Home Loan Banks
CB Richard Ellis Group Inc (a)	20,922	343	0.27%, 10/29/2010	1,000	1,000
Jones Lang LaSalle Inc	4,978	376	0.34%, 5/3/2011	2,000	2,000
	$ 719		0.43%, 9/26/2011(d)	2,000	1,999
			0.47%, 10/15/2010(c)	1,000	1,000
REITS - 18.66%
Acadia Realty Trust	15,500	278	0.57%, 4/13/2011	2,000	2,001
Alexandria Real Estate Equities Inc	2,300	160	Freddie Mac
AMB Property Corp	22,900	545	0.23%, 9/19/2011(c)	2,000	2,000
American Campus Communities Inc	15,503	462	0.25%, 10/21/2011(c)	1,000	1,000
Apartment Investment & Management Co	23,000	470			$ 15,998
AvalonBay Communities Inc	16,400	1,726	TOTAL BONDS		$ 15,998
Boston Properties Inc	27,800	2,263		Principal
CBL & Associates Properties Inc	35,700	435	COMMODITY INDEXED STRUCTURED	Amount
Colonial Properties Trust	24,200	384	NOTES - 7.45%	(000's)	Value (000's)
Digital Realty Trust Inc	20,218	1,198	Banks - 0.50%
Douglas Emmett Inc	38,000	613	Bank of America Corp; Dow Jones - UBS
DuPont Fabros Technology Inc	19,941	493	Commodity Index Linked Notes
Education Realty Trust Inc	23,400	160	0.19%, 6/7/2011(c),(e)	1,000	919
Entertainment Properties Trust	10,697	461
Equity Lifestyle Properties Inc	10,555	546	Sovereign - 6.95%
Equity Residential	40,680	1,864	Svensk Exportkredit AB; Dow Jones - UBS
Essex Property Trust Inc	12,267	1,297	Commodity Index Linked Notes
Federal Realty Investment Trust	17,800	1,411	0.27%, 4/26/2011(c),(e)	6,000	5,793
FelCor Lodging Trust Inc (a)	16,893	67	0.27%, 4/26/2011(c),(e)	7,300	7,047
General Growth Properties Inc	23,500	331			$ 12,840
HCP Inc	25,200	888	TOTAL COMMODITY INDEXED
Health Care REIT Inc	24,800	1,139	STRUCTURED NOTES		$ 13,759
Hersha Hospitality Trust	45,706	217		Principal
Highwoods Properties Inc	5,769	180	U.S. GOVERNMENT & GOVERNMENT	Amount
Home Properties Inc	7,600	384	AGENCY OBLIGATIONS - 37.54%	(000's)	Value (000's)
Hospitality Properties Trust	15,868	310	Federal Farm Credit Bank - 0.81%
Host Hotels & Resorts Inc	104,032	1,366	0.19%, 9/30/2010(f)	$ 1,500	$ 1,500
Kimco Realty Corp	56,000	835
LaSalle Hotel Properties	23,600	497	Federal Home Loan Bank - 1.62%
Macerich Co/The	4,900	203	0.15%, 9/8/2010(f)	1,000	1,000
Mid-America Apartment Communities Inc	7,200	407	0.16%, 10/8/2010(f)	1,000	1,000
PS Business Parks Inc	4,300	242	0.20%, 10/6/2010(f)	1,000	1,000
Public Storage Inc	22,700	2,225			$ 3,000
Ramco-Gershenson Properties Trust	16,598	173	Federal Home Loan Mortgage Corporation (FHLMC) - 2.98%
Simon Property Group Inc	51,700	4,676	0.21%, 1/5/2011(f),(g)	2,000	1,999
SL Green Realty Corp	20,400	1,230	0.23%, 11/15/2010(f),(g)	1,000	1,000
Strategic Hotels & Resorts Inc (a)	49,934	178	0.25%, 10/5/2010(f),(g)	1,500	1,500
Tanger Factory Outlet Centers	13,100	605	0.40%, 5/4/2011(f),(g)	1,000	998
Taubman Centers Inc	12,200	506			$ 5,497
Ventas Inc	26,700	1,349	Federal National Mortgage Association (FNMA) - 1.62%
Vornado Realty Trust	21,030	1,705	0.21%, 10/6/2010 (f),(g) 1,000		1,000
	$ 34,479		0.30%, 1/18/2011(f),(g)	2,000	1,998
Retail - 0.51%					$ 2,998
Inergy LP	25,500	950	U.S. Treasury - 1.99%
			0.88%, 2/28/2011	1,000	1,003
Shipbuilding - 0.07%			2.13%, 5/31/2015	2,400	2,496
OSX Brasil SA (a)	500	138
			4.38%, 5/15/2040	150	173
					$ 3,672
Transportation - 0.10%
LLX Logistica SA (a)	37,091	188	U.S. Treasury Inflation-Indexed Obligations - 28.52%
			0.50%, 4/15/2015	855	871
			0.63%, 4/15/2013	361	369
TOTAL COMMON STOCKS	$ 79,762		1.25%, 4/15/2014	417	436
CONVERTIBLE PREFERRED STOCKS -			1.25%, 7/15/2020	580	597
0.10%	Shares Held Value (000's)		1.38%, 7/15/2018	1,905	2,009
REITS - 0.10%			1.38%, 1/15/2020	2,885	3,011
Digital Realty Trust Inc (a)	5,000	179
			1.63%, 1/15/2015	257	272
			1.63%, 1/15/2018	780	835
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 179		1.75%, 1/15/2028	2,617	2,760

See accompanying notes.

23

Schedule of Investments Diversified Real Asset Fund August 31, 2010

			(g) This entity was put into conservatorship by the US Government in 2008.
			See Notes to Financial Statements for additional information.
	Principal
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
U.S. Treasury Inflation-Indexed Obligations (continued)			Unrealized Appreciation (Depreciation)
1.88%, 7/15/2013	$ 4,272	$ 4,519	The net federal income tax unrealized appreciation (depreciation) and federal tax
1.88%, 7/15/2015	1,121	1,206	cost of investments held as of the period end were as follows:
1.88%, 7/15/2019	929	1,013
2.00%, 4/15/2012	1,239	1,280	Unrealized Appreciation	$ 6,426
2.00%, 1/15/2014	944	1,006	Unrealized Depreciation	(4,263)
2.00%, 7/15/2014	2,249	2,414	Net Unrealized Appreciation (Depreciation)	$ 2,163
2.00%, 1/15/2016	2,043	2,217	Cost for federal income tax purposes	$ 180,211
2.00%, 1/15/2026	1,675	1,835	All dollar amounts are shown in thousands (000's)
2.13%, 1/15/2019	15	17
2.13%, 2/15/2040	2,106	2,366	Portfolio Summary (unaudited)
2.38%, 4/15/2011	3,602	3,647	Sector	Percent
2.38%, 1/15/2017	1,627	1,813	Government	46 .93%
2.38%, 1/15/2025	2,502	2,869	Financial	21 .44%
2.38%, 1/15/2027	1,681	1,931	Energy	17 .70%
2.50%, 7/15/2016	756	848	Mortgage Securities	6 .22%
2.50%, 1/15/2029	2,244	2,633	Basic Materials	5 .07%
2.63%, 7/15/2017	1,241	1,416	Consumer, Cyclical	0 .83%
3.00%, 7/15/2012	3,117	3,305	Industrial	0 .34%
3.38%, 1/15/2012	1,228	1,286	Consumer, Non-cyclical	0 .10%
3.38%, 4/15/2032	184	248	Utilities	0 .08%
3.63%, 4/15/2028	613	820	Other Assets in Excess of Liabilities, Net	1 .29%
3.88%, 4/15/2029	2,055	2,847	TOTAL NET ASSETS	100.00%
		$ 52,696
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 69,363
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.79%	(000's)	Value (000's)
Banks - 1.79%
Investment in Joint Trading Account; Bank of	$ 828	$ 828
America Repurchase Agreement; 0.24%
dated 08/31/10 maturing 09/01/10
(collateralized by Sovereign Agency Issues;
$844,790; 1.55% - 5.00%; dated 07/08/13 -
03/15/16)
Investment in Joint Trading Account; Credit Suisse	828	828
Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
US Treasury Note; $844,790; 4.50%; dated
05/15/38)
Investment in Joint Trading Account; Deutsche	828	829
Bank Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
Sovereign Agency Issues; $844,790; 0.50% -
5.87%; dated 12/08/10 - 06/15/38)
Investment in Joint Trading Account; Morgan	828	828
Stanley Repurchase Agreement; 0.23% dated
08/31/10 maturing 09/01/10 (collateralized by
Sovereign Agency Issues; $844,790; 0.00% -
7.27%; dated 08/11/11 - 01/15/48)
		$ 3,313
TOTAL REPURCHASE AGREEMENTS		$ 3,313
Total Investments		$ 182,374
Other Assets in Excess of Liabilities, Net - 1.29%		$ 2,381
TOTAL NET ASSETS - 100.00%		$ 184,755

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $194 or 0.11% of net assets.
(c)	Variable Rate. Rate shown is in effect at August 31, 2010.
(d)	Security purchased on a when-issued basis.
(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,946 or 7.55% of net assets.
(f)	Rate shown is the discount rate.

See accompanying notes.

24

Schedule of Investments
Diversified Real Asset Fund
August 31, 2010

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 2 Year Note; December 2010	Long	9 $	1,971	$ 1,972	$ 1
US 10 Year Note; December 2010	Short	10	1,255	1,256	(1)
US 2 Year Note; September 2010	Short	10	2,191	2,194	(3)
US 5 Year Note; December 2010	Short	9	1,082	1,083	(1)
US Long Bond; December 2010	Short	2	268	270	(2)
					$ (6)
All dollar amounts are shown in thousands (000's)

See accompanying notes.

25

Schedule of Investments Preferred Securities Fund August 31, 2010

COMMON STOCKS - 0.34%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Publicly Traded Investment Fund - 0.34%			Diversified Financial Services (continued)
BlackRock Preferred Income Strategies Fund Inc	227,500 $	2,393	Citigroup Capital XVII	5,600 $	127
Flaherty & Crumrine/Claymore Preferred	324,900	5,361	Corporate-Backed Trust Certificates 6.00%; Series	170,300	3,881
Securities Income Fund Inc			GS
Flaherty & Crumrine/Claymore Total Return Fund	104,000	1,789	Corporate-Backed Trust Certificates 6.00%; Series	6,000	143
Inc			PRU
	$ 9,543		Corporate-Backed Trust Certificates 6.25%; Series	13,300	337
TOTAL COMMON STOCKS	$ 9,543		BMY
CONVERTIBLE PREFERRED STOCKS -			Corporate-Backed Trust Certificates 6.30%; Series	7,300	170
0.09%	Shares Held Value (000's)		GS
Agriculture - 0.09%			CORTS Trust for Bristol Meyers Squibb	13,900	362
Archer-Daniels-Midland Co	57,000	2,338	CORTS Trust for First Union Institutional Capital I	38,800	1,028
			CORTS Trust II for Bellsouth Telecommunications	34,946	891
			(b)
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,338
PREFERRED STOCKS - 60.27%	Shares Held Value (000's)		Countrywide Financial Corp	634,619	15,180
Banks - 14.24%			Credit Suisse Guernsey Ltd	1,515,792	40,775
BAC Capital Trust II	159,800	3,958	Deutsche Bank Capital Funding Trust IX	23,900	573
BAC Capital Trust V	115,700	2,656	Deutsche Bank Capital Funding Trust VIII	406,900	9,550
BAC Capital Trust VIII	162,900	3,739	Deutsche Bank Capital Funding Trust X	351,900	8,857
BAC Capital Trust X	48,300	1,127	Deutsche Bank Contingent Capital Trust II	1,765,700	41,971
BAC Capital Trust XII	42,200	1,045	Deutsche Bank Contingent Capital Trust III	531,300	13,410
Bank One Capital VI	334,809	8,491	Deutsche Bank Contingent Capital Trust V	24,100	635
Barclays Bank PLC 6.63%	70,500	1,679	General Electric Capital Corp 5.88%	24,548	614
Barclays Bank PLC 7.10%	1,020,235	25,434	General Electric Capital Corp 6.00%	89,100	2,256
Barclays Bank PLC 7.75%	646,329	16,656	General Electric Capital Corp 6.05%	99,500	2,523
Barclays Bank PLC 8.13%	288,639	7,580	General Electric Capital Corp 6.45%	13,000	336
BB&T Capital Trust V	903,400	24,970	HSBC Finance Corp 6.00%	17,100	418
BNY Capital V	113,600	2,873	HSBC Finance Corp 6.88%	336,055	8,428
CoBank ACB 11.00%; Series C (a)	202,000	11,135	JP Morgan Chase Capital XI	702,000	17,375
CoBank ACB 11.00%; Series D (b)	115,000	6,350	JP Morgan Chase Capital XII	133,300	3,355
CoBank ACB 7.00%; Series 144A (a),(b)	29,000	1,313	JP Morgan Chase Capital XXIX	163,700	4,133
Fifth Third Capital Trust V	98,000	2,445	MBNA Capital E	1,700	43
Fifth Third Capital Trust VI	312,571	7,796	Merrill Lynch Capital Trust I	330,500	7,777
Fifth Third Capital Trust VII	130,300	3,439	Merrill Lynch Capital Trust II	112,900	2,645
Fleet Capital Trust IX	108,900	2,509	Merrill Lynch Capital Trust III 7.00%	5,800	142
Fleet Capital Trust VIII	138,522	3,455	Merrill Lynch Capital Trust III 7.375%	5,400	135
HSBC Holdings PLC 6.20%	1,074,600	25,371	Merrill Lynch Preferred Capital Trust IV	91,500	2,256
HSBC Holdings PLC 8.00%	568,400	15,080	Merrill Lynch Preferred Capital Trust V	138,900	3,449
HSBC USA Inc	16,200	761	Morgan Stanley Capital Trust III	307,900	7,473
KeyCorp Capital V	14,700	345	Morgan Stanley Capital Trust IV	513,971	12,387
KeyCorp Capital X	21,900	569	Morgan Stanley Capital Trust V	470,150	11,190
Lloyds Banking Group PLC (c)	31,200	808	Morgan Stanley Capital Trust VI	341,981	8,495
M&T Capital Trust IV	381,400	10,523	Morgan Stanley Capital Trust VII	196,100	4,830
National City Capital Trust II	309,708	7,529	Morgan Stanley Capital Trust VIII	96,949	2,370
National City Capital Trust III	133,900	3,262	National City Capital Trust IV	29,100	767
PNC Capital Trust C	745,700	19,590	National Rural Utilities Cooperative Finance	19,100	477
PNC Capital Trust D	568,900	14,223	Corp 5.95%
PNC Financial Services Group Inc	166,373	4,800	National Rural Utilities Cooperative Finance	77,300	1,940
Santander Finance Preferred SA Unipersonal	2,437,400	70,733	Corp 6.10%
SunTrust Capital IX	320,500	8,349	National Rural Utilities Cooperative Finance	39,700	995
USB Capital VI	403,000	10,075	Corp 6.75%
USB Capital VII	212,700	5,315	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	407
USB Capital VIII	46,100	1,160	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,359
USB Capital X	222,900	5,608	PreferredPlus TR-CCR1 6.00%; Series GSC4	42,500	975
USB Capital XI	148,692	3,821	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,300	338
USB Capital XII	349,300	8,813	SATURNS 2003-06 6.00%; Series GS	4,100	97
Wachovia Capital Trust IX	685,800	16,974	SATURNS 2003-11 5.63%; Series GS	10,400	238
Wells Fargo Capital IX	445,243	10,864	SATURNS 2003-13 6.25%; Series CSFB	13,800	341
Wells Fargo Capital VII	316,539	7,828	SATURNS 2004-04 6.00%; Series GS	132,500	3,071
Wells Fargo Capital XI	19,800	495	SATURNS 2004-06 6.00%; Series GS	177,400	4,103
Wells Fargo Capital XII	135,600	3,606	SATURNS 2004-2 5.75%; Series GS	18,300	425
Wells Fargo Capital XIV	25,200	704		$ 328,403
	$ 395,856		Electric - 5.26%
Diversified Financial Services - 11.82%			Alabama Power Co - Series 2007B	74,922	1,969
Ameriprise Financial Inc	1,176,659	32,393	Alabama Power Co - Series II	349,410	9,011
Citigroup Capital IX	198,800	4,471	Dominion Resources Inc/VA	1,209,856	34,892
Citigroup Capital VII	447,900	10,996	Entergy Louisiana LLC	7,700	202
Citigroup Capital VIII	190,379	4,670	Entergy Texas Inc	972,023	27,955
Citigroup Capital X	375,200	8,543	FPL Group Capital Inc 8.75%	471,970	13,782
Citigroup Capital XI	333,900	7,550	Georgia Power Capital Trust VII	55,400	1,395
Citigroup Capital XII	142,400	3,727	Georgia Power Co 6.50%	50,000	5,188
			Georgia Power Co 8.20%	219,600	6,821

See accompanying notes.

26

Schedule of Investments Preferred Securities Fund August 31, 2010

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			REITS (continued)
PPL Capital Funding Inc	449,000 $	11,854	HCP Inc 7.10%	6,400 $	158
PPL Electric Utilities Corp	16,705	417	HCP Inc 7.25%	4,100	103
PPL Energy Supply LLC	208,400	5,445	Kimco Realty Corp 6.65%	91,149	2,263
SCANA Corp	22,400	635	Kimco Realty Corp 7.75%	1,495,370	39,029
Xcel Energy Inc 7.60%	961,089	26,747	Prologis - Series C	125,000	6,453
	$ 146,313		Prologis - Series G	93,600	2,137
Insurance - 10.52%			PS Business Parks Inc - Series H	161,600	4,064
Aegon NV 4.00%	67,500	1,366	PS Business Parks Inc - Series I	170,600	4,151
Aegon NV 6.375%	524,107	11,583	PS Business Parks Inc - Series M	111,686	2,801
Aegon NV 6.50%	246,758	5,466	PS Business Parks Inc - Series O	32,700	839
Allianz SE	974,882	25,865	PS Business Parks Inc - Series P	588,709	14,194
Arch Capital Group Ltd 7.88%	135,400	3,443	Public Storage Inc 6.18%; Series D	40,600	994
Arch Capital Group Ltd 8.00%	553,382	14,305	Public Storage Inc 6.25%; Series Z	21,900	537
Assured Guaranty Municipal Holdings Inc	297,625	6,664	Public Storage Inc 6.45%; Series F	318,900	7,921
Axis Capital Holdings Ltd	289,000	25,694	Public Storage Inc 6.45%; Series X	226,740	5,612
Berkley W R Capital Trust	782,925	19,182	Public Storage Inc 6.50%; Series W	390,025	9,708
Delphi Financial Group Inc 7.38%	480,200	10,612	Public Storage Inc 6.60%; Series C	166,800	4,170
Delphi Financial Group Inc 8.00%	38,516	963	Public Storage Inc 6.63%; Series M	115,350	2,952
Everest Re Capital Trust II	381,319	9,228	Public Storage Inc 6.75%; Series E	44,728	1,121
ING Groep NV 6.13%	69,600	1,465	Public Storage Inc 6.75%; Series L	323,800	8,202
ING Groep NV 6.20%	30,900	646	Public Storage Inc 6.85%; Series Y (c)	98,900	2,534
ING Groep NV 6.38%	848,000	17,443	Public Storage Inc 6.88%	4,900	126
ING Groep NV 7.05%	945,438	21,064	Public Storage Inc 6.95%; Series H	72,970	1,860
ING Groep NV 7.20%	165,345	3,748	Public Storage Inc 7.00%; Series G	36,400	934
ING Groep NV 7.38%	844,300	19,638	Public Storage Inc 7.00%; Series N	37,100	960
ING Groep NV 8.50%	80,700	2,006	Public Storage Inc 7.25%; Series I	2,300	60
Lincoln National Capital VI	109,337	2,739	Public Storage Inc 7.25%; Series K	433,933	11,482
Lincoln National Corp 6.75%	14,400	359	Realty Income Corp - Series D	333,993	8,467
Markel Corp	155,200	4,094	Regency Centers Corp 6.70%	265,700	6,294
PartnerRe Ltd 6.50%	201,466	4,970	Regency Centers Corp 7.25%	257,300	6,322
PartnerRe Ltd 6.75%	133,700	3,356	Regency Centers Corp 7.45%	283,544	7,103
PLC Capital Trust III	20,100	502	UDR Inc	100,500	2,509
PLC Capital Trust IV	47,400	1,173	Vornado Realty LP	1,431,833	38,302
PLC Capital Trust V	268,500	6,374	Vornado Realty Trust - Series F	419,925	10,305
Protective Life Corp	561,700	14,116	Vornado Realty Trust - Series G	12,700	310
Prudential Financial Inc	714,818	19,658	Vornado Realty Trust - Series H	37,700	935
Prudential PLC 6.50%	99,600	2,496	Vornado Realty Trust - Series I	116,293	2,849
Prudential PLC 6.75%	171,492	4,459	Wachovia Corp 7.25%	392,854	10,041
RenaissanceRe Holdings Ltd - Series B	114,200	2,874	Weingarten Realty Investors 6.50%	815,800	19,326
RenaissanceRe Holdings Ltd - Series C	249,435	5,675	Weingarten Realty Investors 6.95%	204,300	5,026
RenaissanceRe Holdings Ltd - Series D	608,100	15,148	Weingarten Realty Investors 8.10%	1,826,200	42,240
Torchmark Capital Trust III	22,400	570			$ 372,829
XL Group PLC (a),(d)	180,000	3,555	Sovereign - 0.52%
	$ 292,499		Farm Credit Bank/Texas (a),(c),(d)	14,500	14,500
Media - 2.94%
CBS Corp 6.75%	780,000	19,570	Telecommunications - 1.36%
CBS Corp 7.25%	449,900	11,405	AT&T Inc	72,343	1,950
Comcast Corp 6.63%	861,254	21,988	Centaur Funding Corp (a)	21,543	23,408
Comcast Corp 7.00%	273,545	7,101	Telephone & Data Systems Inc 6.63%	375,318	9,312
Comcast Corp 7.00%; Series B	307,000	7,896	Telephone & Data Systems Inc 7.60%	106,129	2,691
Viacom Inc	533,500	13,679	United States Cellular Corp 7.50%	14,800	380
	$ 81,639				$ 37,741
Oil & Gas - 0.19%			TOTAL PREFERRED STOCKS		$ 1,675,067
Nexen Inc	211,490	5,287		Principal
				Amount
REITS - 13.42%			BONDS - 36.14%	(000's)	Value (000's)
AMB Property Corp - Series L	138,100	3,301	Banks - 10.95%
AMB Property Corp - Series M	55,900	1,316	ABN Amro North American Holding Preferred
AMB Property Corp - Series P	82,558	1,965	Capital Repackage Trust I
BRE Properties Inc - Series C	198,777	4,902	6.52%, 12/29/2049(a),(e)	$ 9,600	$ 8,112
CommonWealth REIT	318,430	6,582	Agfirst Farm Credit Bank
CommonWealth REIT - Series C	772,400	18,723	7.30%, 10/31/2049(a),(b)	1,850	1,649
Developers Diversified Realty Corp 7.50%	70,000	1,695	BankAmerica Institutional Capital A
Developers Diversified Realty Corp 8.00%	69,100	1,711	8.07%, 12/31/2026(a)	500	510
Duke Realty Corp 6.50%	288,100	6,448	BankAmerica Institutional Capital B
Duke Realty Corp 6.60%	81,400	1,826	7.70%, 12/31/2026(a)	5,000	5,000
Duke Realty Corp 6.63%	261,600	5,860	Barclays Bank PLC
Duke Realty Corp 6.95%	719,511	17,484	6.28%, 12/15/2049	14,300	11,915
Duke Realty Corp 7.25%	147,232	3,665	6.86%, 9/29/2049(a),(e)	4,000	3,520
Equity Residential	4,300	107	7.43%, 9/15/2049(a),(e)	8,956	8,866
Harris Preferred Capital Corp	72,900	1,850

See accompanying notes.

27

Schedule of Investments Preferred Securities Fund August 31, 2010

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
BB&T Capital Trust IV			SunTrust Preferred Capital I
6.82%, 6/12/2057(e)	$ 4,000 $	3,880	5.85%, 12/31/2049(e)	$ 6,677 $	4,540
BBVA International Preferred SA Unipersonal			Wachovia Capital Trust V
5.92%, 12/18/2049(e)	23,700	19,274	7.97%, 6/1/2027(a)	8,500	8,786
BNP Paribas			Westpac Capital Trust III
7.20%, 6/29/2049(a)	26,500	25,308	5.82%, 9/30/2013(a)	1,300	1,254
7.20%, 6/29/2049(e)	1,000	957		$ 304,331
BPCE SA			Diversified Financial Services - 10.69%
12.50%, 9/30/2049(a)	500	559	Ageas Hybrid Financing SA
Caisse Nationale des Caisses			8.25%, 2/27/2049	11,702	11,585
6.75%, 1/27/2049	11,500	9,393	American Express Co
Corestates Capital I			6.80%, 9/1/2066(e)	21,800	21,255
8.00%, 12/15/2026(a)	1,725	1,801	BankBoston Capital Trust IV
Credit Agricole SA			1.14%, 6/8/2028(e)	5,000	3,446
8.38%, 10/13/2049(a),(e)	8,260	8,621	Capital One Capital III
9.75%, 6/29/2049	19,938	21,533	7.69%, 8/15/2036	5,700	5,714
DEN Norske Creditbank			Capital One Capital IV
0.56%, 11/18/2049(e)	8,940	5,096	6.75%, 2/17/2037	45,220	43,072
0.66%, 8/24/2049(e)	6,150	3,782	Countrywide Capital III
Fifth Third Capital Trust IV			8.05%, 6/15/2027	10,160	10,465
6.50%, 4/15/2037(e)	8,000	6,900	Credit Suisse/Guernsey
First Empire Capital Trust I			1.13%, 5/29/2049	12,600	8,820
8.23%, 2/1/2027	2,000	1,970	Glen Meadow Pass-Through Trust
First Empire Capital Trust II			6.51%, 2/12/2067(a),(e)	40,100	29,874
8.28%, 6/1/2027	7,000	6,894	Goldman Sachs Capital I
First Hawaiian Capital I			6.35%, 2/15/2034	10,000	9,315
8.34%, 7/1/2027	5,000	4,700	HSBC Finance Capital Trust IX
First Union Capital II			5.91%, 11/30/2035	5,000	4,519
7.95%, 11/15/2029	700	807	JP Morgan Chase Capital XV
First Union Institutional Capital I			5.88%, 3/15/2035	2,000	1,910
8.04%, 12/1/2026	1,100	1,127	JP Morgan Chase Capital XX
First Union Institutional Capital II			6.55%, 9/29/2036	9,950	9,907
7.85%, 1/1/2027	1,000	1,015	JP Morgan Chase Capital XXV
HSBC Bank PLC			6.80%, 10/1/2037	8,005	8,169
0.75%, 9/18/2049(e)	5,000	2,913	JP Morgan Chase Capital XXVII
1.00%, 6/19/2049(e)	5,000	2,888	7.00%, 11/1/2039	19,700	20,884
HSBC Capital Funding LP/Jersey Channel Islands			LBG Capital No 1 PLC
10.18%, 12/29/2049(a),(e)	6,000	7,560	7.88%, 11/1/2020	5,000	4,497
HSBC USA Capital Trust I			Old Mutual Capital Funding
7.81%, 12/15/2026(a)	300	299	8.00%, 5/29/2049	26,239	25,470
JP Morgan Chase & Co			QBE Capital Funding II LP
7.90%, 4/29/2049(e)	12,900	13,567	6.80%, 6/29/2049(a),(e)	1,900	1,596
National Australia Bank/New York			Swiss Re Capital I LP
8.00%, 9/29/2049	1,200	1,286	6.85%, 5/29/2049(a),(e)	24,820	21,510
NB Capital Trust II			ZFS Finance USA Trust II
7.83%, 12/15/2026	2,200	2,206	6.45%, 12/15/2065(a),(e)	59,730	54,952
NB Capital Trust IV				$ 296,960
8.25%, 4/15/2027	1,800	1,844	Electric - 1.78%
North Fork Capital Trust II			FPL Group Capital Inc
8.00%, 12/15/2027	3,450	3,459	6.35%, 10/1/2066(e)	4,000	3,740
Northgroup Preferred Capital Corp			6.65%, 6/15/2067(e)	3,000	2,850
6.38%, 12/29/2049(a),(e)	6,300	5,827	7.30%, 9/1/2067(e)	42,255	42,889
PNC Preferred Funding Trust I				$ 49,479
6.52%, 12/31/2049(a),(e)	7,700	5,782
			Hand & Machine Tools - 0.58%
Rabobank Nederland NV			Stanley Black & Decker Inc
11.00%, 12/29/2049(a),(e)	5,600	7,328	5.90%, 12/1/2045(e)	16,130	16,121
Republic New York Capital I
7.75%, 11/15/2026	7,200	7,146	Insurance - 11.25%
Santander Finance Preferred SA Unipersonal			ACE Capital Trust II
10.50%, 12/29/2049(e)	1,520	1,792
			9.70%, 4/1/2030	3,690	4,488
Societe Generale			AXA SA
8.75%, 4/7/2049	17,300	17,932	6.38%, 12/29/2049(a),(e)	42,818	34,683
Standard Chartered PLC			6.46%, 12/31/2049(a),(e)	12,300	9,717
0.69%, 7/16/2049(e)	2,000	1,080
6.41%, 12/30/2049(a),(e)	5,000	4,542	8.60%, 12/15/2030	8,000	9,245
(a)			Catlin Insurance Co Ltd
7.01%, 7/30/2049	18,750	18,066	7.25%, 12/18/2049(a)	45,075	35,722
SunTrust Capital VIII			Everest Reinsurance Holdings Inc
6.10%, 12/1/2066	24,759	21,045	6.60%, 5/15/2037(e)	25,820	22,948

See accompanying notes.

28

Schedule of Investments Preferred Securities Fund August 31, 2010

	Principal			Maturity
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Insurance (continued)			Banks (continued)
Great-West Life & Annuity Insurance Capital I			Investment in Joint Trading Account; Morgan	$ 10,950	$ 10,950
6.63%, 11/15/2034(a)	$ 4,000	$ 4,067	Stanley Repurchase Agreement; 0.23% dated
Great-West Life & Annuity Insurance Co			08/31/10 maturing 09/01/10 (collateralized by
7.15%, 5/16/2046(a),(e)	4,750	4,489	Sovereign Agency Issues; $11,169,262;
Liberty Mutual Group Inc			0.00% - 7.27%; dated 08/11/11 - 01/15/48)
7.00%, 3/15/2037(a),(e)	2,700	2,280			$ 43,801
7.80%, 3/15/2037(a)	9,000	7,920	TOTAL REPURCHASE AGREEMENTS		$ 43,801
10.75%, 6/15/2058(a),(e)	15,000	16,687	Total Investments		$ 2,735,065
Lincoln National Corp			Other Assets in Excess of Liabilities, Net - 1.58%		$ 44,027
6.05%, 4/20/2067(e)	1,520	1,277
			TOTAL NET ASSETS - 100.00%		$ 2,779,092
7.00%, 5/17/2066(e)	6,375	5,801
MetLife Capital Trust IV
7.88%, 12/15/2037(a)	29,200	29,638	(a)	Security exempt from registration under Rule 144A of the Securities Act of
MetLife Capital Trust X			1933. These securities may be resold in transactions exempt from
9.25%, 4/8/2068(a)	14,835	17,060	registration, normally to qualified institutional buyers. Unless otherwise
MMI Capital Trust I			indicated, these securities are not considered illiquid. At the end of the
7.63%, 12/15/2027	1,073	1,087	period, the value of these securities totaled $458,602 or 16.50% of net
Nationwide Financial Services			assets.
6.75%, 5/15/2037	24,200	20,566	(b) Security is Illiquid
Progressive Corp/The			(c) Non-Income Producing Security
6.70%, 6/15/2037	5,550	5,273	(d)	Market value is determined in accordance with procedures established in
Prudential Financial Inc			good faith by the Board of Directors. At the end of the period, the value of
8.88%, 6/15/2038(e)	21,623	23,569	these securities totaled $18,055 or 0.65% of net assets.
Prudential PLC			(e)	Variable Rate. Rate shown is in effect at August 31, 2010.
6.50%, 6/29/2049	20,400	18,128
Reinsurance Group of America Inc
6.75%, 12/15/2065(e)	5,300	4,522
USF&G Capital III			Unrealized Appreciation (Depreciation)
8.31%, 7/1/2046(a)	2,000	2,338	The net federal income tax unrealized appreciation (depreciation) and federal tax
XL Group PLC			cost of investments held as of the period end were as follows:
6.50%, 12/31/2049(e)	41,500	31,283
			Unrealized Appreciation		$ 412,812
		$ 312,788	Unrealized Depreciation		(36,976)
Savings & Loans - 0.11%			Net Unrealized Appreciation (Depreciation)		$ 375,836
Sovereign Capital Trust VI			Cost for federal income tax purposes		$ 2,351,336
7.91%, 6/13/2036	3,060	2,982	All dollar amounts are shown in thousands (000's)

Sovereign - 0.32%
Svensk Exportkredit AB			Portfolio Summary (unaudited)
6.38%, 10/29/2049(a)	10,000	8,768	Sector		Percent
			Financial		84 .58%
			Utilities		7 .04%
Transportation - 0.46%			Communications		4 .30%
BNSF Funding Trust I
6.61%, 12/15/2055(e)	13,150	12,887	Industrial		1 .04%
			Government		0 .84%
TOTAL BONDS		$ 1,004,316	Exchange Traded Funds		0 .34%
			Energy		0 .19%
	Maturity		Consumer, Non-cyclical		0 .09%
	Amount		Other Assets in Excess of Liabilities, Net		1 .58%
REPURCHASE AGREEMENTS - 1.58%	(000's)	Value (000's)	TOTAL NET ASSETS		100.00%
Banks - 1.58%
Investment in Joint Trading Account; Bank of	$ 10,950	$ 10,950
America Repurchase Agreement; 0.24%
dated 08/31/10 maturing 09/01/10
(collateralized by Sovereign Agency Issues;
$11,169,262; 1.55% - 5.00%; dated 07/08/13
- 03/15/16)
Investment in Joint Trading Account; Credit Suisse	10,950	10,950
Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
US Treasury Note; $11,169,262; 4.50%;
dated 05/15/38)
Investment in Joint Trading Account; Deutsche	10,950	10,951
Bank Repurchase Agreement; 0.24% dated
08/31/10 maturing 09/01/10 (collateralized by
Sovereign Agency Issues; $11,169,262;
0.50% - 5.87%; dated 12/08/10 - 06/15/38)

See accompanying notes.

29

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset	Net	Net Realized		Dividends	Total
	Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset		Net Assets, End of
	Beginning of Income Gain (Loss) on Investment Investment					and	Value End of		Period (in
	Period	(Loss)(a)	Investments Operations		Income	Distributions	Period	Total Return(b)	thousands)
DIVERSIFIED REAL ASSET FUND
Class A shares
2010(c)	$10 .00	$0 .03	$0 .10	$0 .13	($0 .01)	($0 .01)	$10 .12	1 .33%(d)	$9,577
Class C shares
2010(c)	10 .00	–	0 .10	0 .10	–	–	10 .10	1 .04 (d)	1,364
PREFERRED SECURITIES FUND
Class A shares
2010(g)	8 .88	0 .51	0 .98	1 .49	( 0 .51)	( 0 .51)	9 .86	17 .28 (d)	874,721
2009(k)	6 .68	0 .59	2 .20	2 .79	( 0 .59)	( 0 .59)	8 .88	44 .34	669,875
2008(k)	10 .11	0 .58	( 3 .45)	( 2 .87)	( 0 .56)	( 0 .56)	6 .68	(29 .61)	190,999
2007(k)	10 .76	0 .59	( 0 .63)	( 0 .04)	( 0 .61)	( 0 .61)	10 .11	(0 .45)	81,441
2006(k)	10 .60	0 .57	0 .09	0 .66	( 0 .50)	( 0 .50)	10 .76	6 .44	7,105
2005(i)	10 .94	0 .19	( 0 .26)	( 0 .07)	( 0 .27)	( 0 .27)	10 .60	(0 .66) (d)	2,174
Class C shares
2010(g)	8 .87	0 .45	0 .99	1 .44	( 0 .46)	( 0 .46)	9 .85	16 .59 (d)	576,857
2009(k)	6 .68	0 .53	2 .20	2 .73	( 0 .54)	( 0 .54)	8 .87	43 .19	432,896
2008(k)	10 .11	0 .52	( 3 .46)	( 2 .94)	( 0 .49)	( 0 .49)	6 .68	(30 .14)	116,229
2007(j)	10 .79	0 .39	( 0 .68)	( 0 .29)	( 0 .39)	( 0 .39)	10 .11	(2 .72) (d)	21,750

See accompanying notes.

30

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC.

Ratio of		Ratio of Net
Expenses to	Ratio of Gross	Investment Income
Average Net	Expenses to	to Average Net	Portfolio
Assets	Average Net Assets	Assets	Turnover Rate

1 .25%(e)	2 .73%(e),(f)	0 .61%(e)	38 .1%(e)

2 .00 (e)	11 .08 (e),(f)	(0 .03) (e)	38 .1 (e)

1 .07 (e)	1 .10 (e),(f)	6 .57 (e)	23 .4 (e)
1 .00 (h)	–	7 .87	26 .2
1 .00 (h)	–	6 .61	18 .7
1 .00 (h)	–	5 .65	33 .9
1 .08 (h)	–	5 .42	22 .4
1 .35 (e),(h)	–	5 .07 (e)	17 .8 (e)

1 .82 (e)	1 .84 (e),(f)	5 .82 (e)	23 .4 (e)
1 .75 (h)	–	7 .14	26 .2
1 .75 (h)	–	5 .94	18 .7
1 .75 (e),(h)	–	4 .85 (e)	33 .9 (e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c)	Period from March 16, 2010, date shares first offered, through August 31, 2010.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from June 28, 2005, date shares first offered, through October 31, 2005.
(j)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.
(k)	For the period November 1 to October 31 in the year indicated.

See accompanying notes.

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders Principal Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diversified Real Asset Fund and Preferred Securities Fund, (2 of the 64 portfolios constituting the Principal Funds, Inc. (collectively the “Funds”)) as of August 31, 2010, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting the portfolios within Principal Funds, Inc. at August 31, 2010, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois October 20, 2010

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. August 31, 2010 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or echange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
		Ending	During Period		Ending	During Period
	Beginning	Account Value	March 1,2010	Beginning	Account Value	March 1, 2010	Annualized
	Account Value	August 31,	to August 31,	Account Value	August 31,	to August 31,	Expense
	March 1, 2010	2010	2010(a)	March 1, 2010	2010	2010(a)	Ratio

Diversified Real Asset Fund
Class A	$1,000.00	$1,013.33	$5.79(b)	$1,000.00	$1,018.90	$6.36	1.25%
Class C	1,000.00	1,010.45	9.25(b)	1,000.00	1,015.12	10.16	2.00
Preferred Securities Fund
Class A	1,000.00	1,087.43	5.89	1,000.00	1,019.56	5.70	1.12
Class C	1,000.00	1,083.54	9.72	1,000.00	1,015.88	9.40	1.85

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 16, 2010 to August 31, 2010), multiplied by 168/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	99	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	99	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Formerly, CEO, The Weitz Company	99	None
Director since 2008
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	99	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	99	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	Director, Focus Products Group;	99	None
Director since 2005	formerly President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	99	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	99	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	99	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	99	None
Director, Chairman	“Manager”), since 2008; Chairman, Principal Funds
Member, Executive Committee	Distributor, Inc. (“PFD”) and Princor, since 2008; Senior
1952	Vice President, Principal Life, and Principal Financial
Group, since 2008; Director, Principal Shareholder Services
(“PSS”) and Currency Management Committee – London,
since 2008; Director CCI since 2009; Director, Spectrum,
since 2005.

Nora M. Everett	President and Director, the Manager, since 2008; Senior	99	None
Director, President and CEO	Vice President, Retirement & Investor Services, Principal
Member, Executive Committee	Life, since 2008; Senior Vice President & Deputy General
1959	Counsel, Principal Life, 2004-2008; Director, PFD, since
2008; CEO, Princor, since 2009; Director, Princor, PSS,
Edge, Principal Asset Management Co. (Asia) Limited,
since 2008; Chairman, PFA since 2010; Director, Principal
International and Principal International Holding Company,
LLC, since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and	99	None
Director	Director of Edge Asset Management, Inc.; President and
Member, Operations Committee	CEO of WM Group of Funds 1987-2006.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life; Treasurer, the Manager, PFD,
Treasurer	Princor and Spectrum since 2006; Vice President and Treasurer, Edge and
711 High Street, Des Moines, IA 50392	Principal – REI since 2006; Treasurer, PSS since 2007; Vice President and
1952	Treasurer, Columbus Circle, LLC and PGI since 2007.

Michael J. Beer	Executive Vice President, Chief Operating Officer and Director, the Manager,
Executive Vice President	since 2008; Executive Vice President, PFD since 2006. President and Director,
711 High Street, Des Moines, IA 50392	Princor, since 2006; Vice President/Mutual Funds and Broker Dealer, Principal
1961	Life, since 2001; President and Director, PSS since 2007.

Randy L. Bergstrom	Counsel, Principal Life; Counsel, PGI, since 2006.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice
Chief Compliance Officer	President, PFD, the Manager, and Princor since 2006. Senior Vice President,
711 High Street, Des Moines, IA 50392	PSS, since 2007.
1960

Jill R. Brown	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
Senior Vice President	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD, and PSS,
1100 Investment Blvd, ste 200	since 2007. Senior Vice President/Chief Financial Officer, the Manager, since
El Dorado Hills, CA 95762	2008.
1967

Cary Fuchs	Vice President, PSS, since 2008; FVO, WMSS, 2005-2007; prior thereto,
Senior Vice President of Distribution	Divisional Vice President, BFDS.
1100 Investment Blvd, ste 200
El Dorado Hills, CA 95762
1957

Steve Gallaher	Assistant General Counsel, Principal Life and PFD since 2006; Assistant General
Assistant Counsel	Counsel, PMC, PSS, and Princor since 2007; Prior thereto, self-employed writer.
711 High Street Des Moines, IA 50392
1955

Ernie H. Gillum	Chief Compliance Officer, the Manager, since 2004; Vice President, Product
Vice President, Assistant Secretary	Development, the Manager, and Princor, since 2000; Vice President, PSS, since
711 High Street Des Moines, IA 50392	2007.
1955

Patrick A. Kirchner	Counsel, Principal Life; Assistant General Counsel, the Manager, PGI, and
Assistant Counsel	Princor since 2008.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Attorney, Principal Life since 2008; Counsel, Princor, PSS, the Manager, and
Assistant Counsel	PFD, since 2009; Registered Product Analyst, Principal Funds, 2007-2008,
711 High Street, Des Moines, IA 50392	Registered Product Development Consultant, Princor 2006-2007; and prior
1973	thereto, Judicial Law Clerk, Iowa Supreme Court.

Layne A. Rasmussen	Vice President and Controller – Mutual Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Associate General Counsel, Principal Life and Principal
Counsel	Financial Group, since 2001; Counsel, PGI, since 2001; Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, the Manager, and Princor, since 2001. Senior Vice President and
1951	Counsel, PFD, since 2007.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing attorney;
Assistant Counsel	Counsel, the Manager, since 2007.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, the Manger, and Princor.
Assistant Treasurer
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, Principal, since 2007. Prior thereto, Segment Business Manager
Vice President and Secretary	for Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 21, 2009 and March 1, 2010 and the Statements of Additional Information dated December 21, 2009 and March 1, 2010. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the following agreements related to the Diversified Real Asset Fund (the “Fund”): (1) an amended subadvisory agreement with BlackRock, Inc. (“BlackRock”); (2) a subadvisory agreement with Credit Suisse Asset Management, LLC (“Credit Suisse”); (3) a subadvisory agreement with Jennison Associates, LLC (“Jennison”); (4) an amended subadvisory agreement with Tortoise Capital Advisors, LLC (“Tortoise”); (5) an amended subadvisory agreement with Principal Real Estate Investors, LLC (“PRIN”); and (6) an Amended and Restated Management Agreement (“Management Agreement”) with Principal Management Corporation (the “Manager”).

BlackRock, Credit Suisse, Jennison, Tortoise and PRIN Subadvisory Agreements and Management Agreement with the Manager

At the December 14, 2009 meeting, the Board considered whether to approve subadvisory agreements with Credit Suisse and Jennison, amended subadvisory agreements with BlackRock, Tortoise and PRIN, and a Management Agreement with the Manager related to the Fund. The Management Agreement and the subadvisory agreements are collectively referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services expected to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of management agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement is satisfactory.

The Board considered the nature, quality and extent of services expected to be provided under each subadvisory agreement. The Board considered the reputation, qualifications and background of each subadvisor, investment approach of each subadvisor, the experience and skills of each subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and that the Manager recommended each subadvisor for the Fund based upon that program.

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical performance of a composite portfolio for each subadvisor with an investment strategy similar to the portfolio strategy that each subadvisor has been proposed to manage, as compared to a Morningstar peer group, where available, and to each strategy’s relevant benchmark index. The Board noted that as of September 30, 2009, each subadvisor had outperformed the relevant benchmark index over the last one, three and five (where available) year periods. The Board also reviewed the hypothetical three-year performance for a total Fund composite (using the subadvisors’ actual returns), as compared to a composite constructed using the proposed portfolios’ underlying index returns. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Fund’s management and subadvisory fees. With respect to the subadvisory fees proposed to be paid to BlackRock, Credit Suisse, Jennison and Tortoise, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and these subadvisors. The Board also noted that each subadvisor represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other clients with comparable mandates. With respect to the proposed management fee, the Board evaluated the proposed fee in comparison to the fees proposed to be paid to the subadvisors. The Board also received information from the Manager, comparing the proposed expense ratio for the Fund to a custom peer group selected by the Manager and reviewed by the Board. Because of the unique nature of this Fund, the Board concluded that this data was more relevant than the data provided by the Manager from Lipper Analytical Services (“Lipper”), comparing the proposed management fee to advisory fees of a category of mutual funds identified by Lipper as a potential basis for comparison. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee schedule includes breakpoints and that all but one of the subadvisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Fund is a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or subadvisors. The Board noted that, at least for the first year of operations, the profitability of the Fund to the Manager was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Manager and subadvisors. The Board noted that they had previously reviewed PRIN’s soft dollar policies and procedures in connection with the retention of PRIN to subadvise other PFI Funds, that BlackRock, Credit Suisse and Tortoise will not use soft dollars and that the Manager reported that Jennison’s policy is to use soft dollars within the Section 28(e) safe harbor. Therefore, the Board concluded that taking into account these potential benefits, the management and subadvisory fees were reasonable.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

FEDERAL INCOME TAX INFORMATION PRINCIPAL FUNDS,INC.

August 31, 2010 (unaudited)

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2010, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage
Diversified Real Asset Fund	6%	Preferred Securities Fund	3%

Qualified Dividend Income. Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended August 31, 2010, taxed at a maximum rate of 15% is as follows:

	Percentage		Percentage
Diversified Real Asset Fund	14%	Preferred Securities Fund	19%

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you receive from the Fund’s transfer agent.

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE® principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV689 | 8/2010 | # t10090301nf ©2010 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Mark Grimmett, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.
August 31, 2009 - $836,946
August 31, 2010 - $723,839

(b) Audit-Related Fees. Ernst & Young has not provided any audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a).

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.
August 31, 2009 - $248,427
August 31, 2010 - $295,177

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

Services that are subject to audit procedure during a financial statement audit;
Services where the auditor would act on behalf of management;
Services where the auditor is an advocate to the client's position in an adversarial proceeding;
Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
Financial information systems design and implementation;
Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
Actuarial services;
Internal audit functions or human resources;
Broker or dealer, investment advisor, or investment banking services;
Legal services and expert services unrelated to the audit;
Tax planning services related to listed, confidential and aggressive transactions;
Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds including the immediate family members of such individuals;
Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.
2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s, provision of non-audit services, by the primary independent auditor, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Committee its independence policies, as well as all relationships that may bear on independence between the auditor and the Funds with respect to any services provided by the auditor, its subsidiaries or affiliates.

5. The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. The Funds or Principal Management Corporation may not hire or promote any former partner, principal, shareholder or professional employee ("Former Employee") of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role, any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8. The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of Directors of the Principal Funds on March 9, 2009).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.
August 31, 2009 - $248,427
August 31, 2010 - $356,210

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 10/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 10/19/2010

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 10/19/2010